JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 26.4%
U.S. Treasury Bonds
8.75%, 8/15/2020	154,785	157,532
8.13%, 5/15/2021	14,932	16,059
8.00%, 11/15/2021	9,475	10,555
2.75%, 8/15/2042	62,100	79,241
3.13%, 2/15/2043	18,180	24,579
2.88%, 5/15/2043	258,860	337,266
3.63%, 8/15/2043	198,140	288,673
3.75%, 11/15/2043	419,249	622,829
3.63%, 2/15/2044	154,280	225,448
3.00%, 11/15/2044	50,821	67,916
2.50%, 2/15/2045	113,600	139,803
2.25%, 8/15/2046	304,932	360,796
3.00%, 2/15/2048	78,220	106,874
3.13%, 5/15/2048	43,243	60,480
2.88%, 5/15/2049	12,946	17,471
2.25%, 8/15/2049	180,150	216,096
2.38%, 11/15/2049	23,830	29,367
2.00%, 2/15/2050	59,323	67,816
1.25%, 5/15/2050	18,695	17,918
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	2,100	3,043
3.63%, 4/15/2028	9,066	19,172
2.50%, 1/15/2029	3,587	5,443
U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	22,231	25,410
U.S. Treasury Notes
2.63%, 8/15/2020	140,991	141,715
2.63%, 8/31/2020	5,000	5,031
2.63%, 11/15/2020	34,504	34,884
2.00%, 11/30/2020	2,500	2,522
2.38%, 12/31/2020	8,295	8,401
3.63%, 2/15/2021	40,000	40,967
2.63%, 5/15/2021	19,679	20,132
1.13%, 9/30/2021	125,620	127,180
2.88%, 10/15/2021	100,000	103,691
1.25%, 10/31/2021	150,000	152,262
1.75%, 11/30/2021	70,000	71,643
1.88%, 11/30/2021	76,000	77,936
1.75%, 2/28/2022	202,070	207,612
1.63%, 8/31/2022	150,000	154,863
2.00%, 10/31/2022	13,000	13,570
1.75%, 1/31/2023	70,000	72,912
1.50%, 2/28/2023	210,000	217,564
1.75%, 5/15/2023	133,400	139,497
2.75%, 5/31/2023	187,366	201,632
1.38%, 8/31/2023	20,000	20,755
2.75%, 2/15/2024	25,000	27,317
2.13%, 2/29/2024	4,955	5,304
2.50%, 5/15/2024	2,000	2,177
2.13%, 9/30/2024	25,000	26,988
2.25%, 11/15/2024	3,021	3,284
1.75%, 12/31/2024	183,232	195,443
2.00%, 2/15/2025	155,000	167,315
2.88%, 4/30/2025	4,925	5,541
2.13%, 5/15/2025	100,000	108,867
2.88%, 5/31/2025	40,158	45,247
2.00%, 8/15/2025	141,304	153,375
2.25%, 11/15/2025	110,049	121,191
2.00%, 11/15/2026	10,000	10,977
1.75%, 12/31/2026	178,092	192,875
2.88%, 5/15/2028	7,030	8,306
1.63%, 8/15/2029	1,150	1,255
1.50%, 2/15/2030	1,030	1,113
U.S. Treasury STRIPS Bonds
3.65%, 8/15/2020 (a)	185,487	185,445
2.24%, 2/15/2021 (a)	226,400	226,011
2.00%, 5/15/2021 (a)	109,802	109,604
3.54%, 8/15/2021 (a)	68,421	68,264
4.26%, 11/15/2021 (a)	37,314	37,205
3.07%, 2/15/2022 (a)	165,423	164,888
2.61%, 5/15/2022 (a)	149,456	148,904
2.03%, 11/15/2022 (a)	237,280	236,170
3.25%, 2/15/2023 (a)	254,322	252,945
2.98%, 5/15/2023 (a)	277,105	275,337
2.45%, 8/15/2023 (a)	152,910	151,661
2.61%, 11/15/2023 (a)	30,767	30,495
2.13%, 2/15/2024 (a)	117,209	115,908
2.86%, 5/15/2024 (a)	67,278	66,429
3.09%, 8/15/2024 (a)	51,591	50,839
4.70%, 11/15/2024 (a)	33,200	32,666
6.38%, 2/15/2025 (a)	6,601	6,478
2.10%, 8/15/2025 (a)	10,990	10,745
5.12%, 2/15/2026 (a)	6,700	6,512
5.18%, 5/15/2026 (a)	24,999	24,254
5.33%, 11/15/2031 (a)	33,421	30,206
4.39%, 2/15/2032 (a)	38,866	34,990
3.73%, 5/15/2032 (a)	196,297	176,049
3.37%, 8/15/2032 (a)	149,800	133,829
3.67%, 11/15/2032 (a)	122,788	109,090
3.84%, 2/15/2033 (a)	36,300	32,120
3.95%, 5/15/2033 (a)	108,105	95,256
5.54%, 8/15/2033 (a)	24,963	21,904
6.16%, 11/15/2033 (a)	33,709	29,451
2.34%, 2/15/2041 (a)	25,000	18,732

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,671,330)		8,673,518

CORPORATE BONDS — 24.3%
Aerospace & Defense — 0.6%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	3,267	3,354
Airbus SE (France)
3.15%, 4/10/2027 (b)	4,909	4,949
3.95%, 4/10/2047 (b)	1,046	1,006
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	5,000	5,406
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (b)	2,500	3,229

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Boeing Co. (The)
4.51%, 5/1/2023	39,141	40,433
4.88%, 5/1/2025	9,325	9,897
5.15%, 5/1/2030	14,590	15,580
5.71%, 5/1/2040	12,565	13,753
L3Harris Technologies, Inc.
3.83%, 4/27/2025	7,570	8,178
4.85%, 4/27/2035	1,918	2,370
Lockheed Martin Corp.
1.85%, 6/15/2030	5,280	5,403
4.50%, 5/15/2036	7,200	9,190
2.80%, 6/15/2050	5,055	5,302
Northrop Grumman Corp.
3.20%, 2/1/2027	5,364	5,883
3.25%, 1/15/2028	1,700	1,884
Precision Castparts Corp.
3.25%, 6/15/2025	5,751	6,344
Raytheon Technologies Corp.
6.70%, 8/1/2028	701	936
6.05%, 6/1/2036	4,095	5,674
4.50%, 6/1/2042	13,927	17,068
4.15%, 5/15/2045	4,246	5,031
3.75%, 11/1/2046	7,060	7,945
4.63%, 11/16/2048	6,375	8,261
Rockwell Collins, Inc.
3.20%, 3/15/2024	2,992	3,176
4.35%, 4/15/2047	1,161	1,328

		191,580

Airlines — 0.0% (c)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,739	3,311

Automobiles — 0.1%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (b)	5,568	5,603
Daimler Finance North America LLC (Germany)
2.00%, 7/6/2021 (b)	1,250	1,245
3.35%, 2/22/2023 (b)	5,000	5,112
3.30%, 5/19/2025 (b)	1,200	1,230
Hyundai Capital America 3.00%, 3/18/2021 (b)	7,600	7,615
Kia Motors Corp. (South Korea) 2.63%, 4/21/2021 (b)	904	906

		21,711

Banks — 5.1%
ABN AMRO Bank NV (Netherlands)
2.45%, 6/4/2020 (b)	9,759	9,759
4.75%, 7/28/2025 (b)	7,879	8,518
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	13,710	14,518
ANZ New Zealand Int’l Ltd. (New Zealand)
2.85%, 8/6/2020 (b)	3,016	3,028
2.75%, 1/22/2021 (b)	3,435	3,485
3.45%, 1/21/2028 (b)	2,000	2,208
2.55%, 2/13/2030 (b)	19,875	20,530
ASB Bank Ltd. (New Zealand)
3.75%, 6/14/2023 (b)	1,700	1,823
3.13%, 5/23/2024 (b)	13,905	14,666
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b)	1,834	2,007
Banco Santander SA (Spain)
3.13%, 2/23/2023	5,000	5,157
3.49%, 5/28/2030	6,600	6,758
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021 (d)	2,530	2,533
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (d)	29,628	30,334
2.50%, 10/21/2022	6,212	6,356
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (d)	6,248	6,456
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (d)	10,925	11,279
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	20,618	21,544
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (d)	1,890	2,010
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (d)	530	574
4.00%, 1/22/2025	18,371	20,051
Series L, 3.95%, 4/21/2025	8,782	9,595
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (d)	1,840	1,961
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (d)	5,215	5,623
4.45%, 3/3/2026	5,041	5,677
4.25%, 10/22/2026	6,055	6,798
3.25%, 10/21/2027	20,908	22,857
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	10,025	11,037
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (d)	27,187	29,580
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (d)	26,230	29,625
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (d)	22,913	26,024
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (d)	13,840	14,087
Bank of Montreal (Canada)
Series E, 3.30%, 2/5/2024	8,700	9,335
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (d)	5,021	5,234
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (b)	6,160	6,568
Bank of Nova Scotia (The) (Canada)
1.63%, 5/1/2023	52,010	52,949
4.50%, 12/16/2025	5,835	6,525
Barclays plc (United Kingdom)
3.65%, 3/16/2025	15,214	16,124
5.20%, 5/12/2026	3,000	3,293
BNP Paribas SA (France)
3.50%, 3/1/2023 (b)	3,000	3,155
3.38%, 1/9/2025 (b)	6,025	6,395
(SOFR + 1.51%), 3.05%, 1/13/2031 (b) (d)	18,020	18,456

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (b)	4,300	4,390
2.65%, 11/3/2022 (b)	3,708	3,836
3.38%, 3/1/2023 (b)	4,500	4,746
Capital One Bank USA NA 3.38%, 2/15/2023	9,474	9,807
Citigroup, Inc.
2.70%, 3/30/2021	8,395	8,534
2.75%, 4/25/2022	12,240	12,626
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)	6,399	6,585
3.88%, 3/26/2025	3,077	3,321
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (d)	6,470	6,883
4.40%, 6/10/2025	13,411	14,835
(SOFR + 2.75%), 3.11%, 4/8/2026 (d)	28,260	29,752
3.40%, 5/1/2026	6,100	6,607
4.30%, 11/20/2026	6,200	6,900
4.45%, 9/29/2027	1,491	1,658
6.63%, 1/15/2028	3,363	4,289
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (d)	18,453	20,039
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (d)	5,000	5,399
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (d)	20,900	23,375
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	3,330	3,686
8.13%, 7/15/2039	1,424	2,394
5.30%, 5/6/2044	698	885
Citizens Bank NA 3.70%, 3/29/2023	9,645	10,220
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,590	1,612
Comerica, Inc. 4.00%, 2/1/2029	8,910	9,640
Commonwealth Bank of Australia (Australia)
2.00%, 9/6/2021 (b)	4,035	4,106
3.45%, 3/16/2023 (b)	8,740	9,366
4.50%, 12/9/2025 (b)	4,920	5,519
2.85%, 5/18/2026 (b)	7,040	7,563
3.74%, 9/12/2039 (b)	10,835	10,980
Cooperatieve Rabobank UA (Netherlands)
3.88%, 2/8/2022	11,498	12,113
4.38%, 8/4/2025	7,101	7,866
3.75%, 7/21/2026	8,564	9,268
5.80%, 9/30/2110 (b)	3,139	5,469
Credit Agricole SA (France)
3.75%, 4/24/2023 (b)	3,800	4,023
4.38%, 3/17/2025 (b)	4,405	4,752
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
3.80%, 6/9/2023	8,035	8,530
3.75%, 3/26/2025	5,499	5,971
Danske Bank A/S (Denmark)
2.00%, 9/8/2021 (b)	4,287	4,313
2.70%, 3/2/2022 (b)	4,254	4,343
Discover Bank
3.35%, 2/6/2023	2,185	2,245
4.20%, 8/8/2023	5,100	5,444
4.25%, 3/13/2026	8,109	8,669
Fifth Third Bancorp 3.65%, 1/25/2024	8,495	9,209
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	8,968	9,197
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	20,855	21,361
4.00%, 3/30/2022	6,779	7,138
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (d)	8,997	9,338
4.25%, 3/14/2024	6,038	6,432
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (d)	12,403	13,245
4.25%, 8/18/2025	4,932	5,301
4.38%, 11/23/2026	3,162	3,465
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (d)	9,677	10,474
7.63%, 5/17/2032	8,416	11,498
Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	6,900	7,019
ING Groep NV (Netherlands)
4.10%, 10/2/2023	16,700	18,066
3.95%, 3/29/2027	2,572	2,857
KeyBank NA 3.18%, 5/22/2022	4,225	4,358
KeyCorp 4.15%, 10/29/2025	4,755	5,324
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	6,788	6,979
4.45%, 5/8/2025	6,285	6,999
4.58%, 12/10/2025	4,700	5,087
4.38%, 3/22/2028	6,745	7,555
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 3/1/2021	2,006	2,042
3.00%, 2/22/2022	2,713	2,800
3.76%, 7/26/2023	17,550	18,791
2.53%, 9/13/2023	3,463	3,579
3.41%, 3/7/2024	13,065	13,907
2.19%, 2/25/2025	15,810	16,207
3.75%, 7/18/2039	10,875	11,976
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021 (b)	4,462	4,542
2.95%, 2/28/2022	1,449	1,498
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (d)	11,850	12,006
3.17%, 9/11/2027	4,000	4,200
(ICE LIBOR USD 3 Month + 1.31%), 2.87%, 9/13/2030 (d)	11,274	11,753

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	13,717	15,089
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (d)	16,395	17,380
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (b)	13,215	13,739
Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (b)	7,408	7,754
Regions Financial Corp.
2.75%, 8/14/2022	3,338	3,416
3.80%, 8/14/2023	5,226	5,568
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	5,585	6,416
Royal Bank of Scotland Group plc (United Kingdom)
3.88%, 9/12/2023	6,150	6,512
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (d)	11,990	12,109
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (d)	2,780	2,985
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (d)	5,845	6,239
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (d)	4,475	4,580
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)	2,270	2,600
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (d)	10,470	11,822
Santander UK Group Holdings plc (United Kingdom)
3.57%, 1/10/2023	6,200	6,377
4.75%, 9/15/2025 (b)	6,200	6,550
Societe Generale SA (France)
3.88%, 3/28/2024 (b)	14,005	14,746
2.63%, 1/22/2025 (b)	23,000	23,092
4.25%, 4/14/2025 (b)	5,280	5,465
3.00%, 1/22/2030 (b)	28,435	28,297
SouthTrust Bank 7.69%, 5/15/2025	2,197	2,610
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (b) (d)	10,305	10,653
5.20%, 1/26/2024 (b)	5,291	5,644
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (d)	3,200	3,334
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (d)	9,000	9,060
(ICE LIBOR USD 3 Month + 1.91%), 4.30%, 5/21/2030 (b) (d)	8,180	8,899
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (d)	2,000	2,128
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.44%, 10/19/2021	3,620	3,711
2.85%, 1/11/2022	8,755	8,995
2.78%, 10/18/2022	4,110	4,272
3.10%, 1/17/2023	9,971	10,470
3.94%, 10/16/2023	14,575	15,793
4.44%, 4/2/2024 (b)	1,246	1,341
2.63%, 7/14/2026	6,102	6,435
3.01%, 10/19/2026	2,517	2,710
3.04%, 7/16/2029	18,710	19,900
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	5,938	6,560
Toronto-Dominion Bank (The) (Canada)
2.13%, 4/7/2021	1,501	1,523
3.25%, 3/11/2024	5,000	5,431
2.65%, 6/12/2024	10,135	10,799
Truist Bank 3.30%, 5/15/2026	7,380	7,903
Truist Financial Corp.
2.90%, 3/3/2021	2,637	2,680
2.70%, 1/27/2022	3,062	3,164
4.00%, 5/1/2025	4,143	4,672
United Overseas Bank Ltd. (Singapore) 3.20%, 4/23/2021 (b)	5,275	5,358
US Bancorp
Series V, 2.63%, 1/24/2022	3,191	3,298
3.38%, 2/5/2024	3,430	3,745
7.50%, 6/1/2026	1,256	1,634
Series X, 3.15%, 4/27/2027	1,924	2,127
US Bank NA 2.80%, 1/27/2025	6,833	7,387
Wells Fargo & Co.
3.50%, 3/8/2022	8,071	8,454
3.07%, 1/24/2023	27,889	28,726
3.75%, 1/24/2024	9,465	10,180
3.30%, 9/9/2024	10,308	11,106
3.00%, 4/22/2026	10,654	11,408
(SOFR + 2.00%), 2.19%, 4/30/2026 (d)	10,405	10,543
4.10%, 6/3/2026	5,921	6,490
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (d)	23,245	24,705
4.30%, 7/22/2027	2,925	3,292
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	24,960	24,984
5.38%, 11/2/2043	2,755	3,525
4.65%, 11/4/2044	11,097	13,170
4.40%, 6/14/2046	4,816	5,437
4.75%, 12/7/2046	5,184	6,105

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	2,317
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	7,700	8,368
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (d)	5,855	6,395

		1,649,431

Beverages — 0.8%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	33,310	37,980
4.90%, 2/1/2046	20,399	23,654
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,653
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	7,240	8,554
3.50%, 6/1/2030	9,860	10,820
4.38%, 4/15/2038	13,419	14,890
4.35%, 6/1/2040	16,250	18,141
4.44%, 10/6/2048	19,858	21,672
4.50%, 6/1/2050	20,990	23,456
4.75%, 4/15/2058	9,838	11,205
5.80%, 1/23/2059	605	796
4.60%, 6/1/2060	7,010	7,920
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	13,140	13,354
Constellation Brands, Inc.
4.40%, 11/15/2025	4,444	5,065
5.25%, 11/15/2048	3,091	3,875
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	2,493	2,506
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	5,210
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	6,900	7,388
4.42%, 5/25/2025	2,714	3,093
3.43%, 6/15/2027	2,015	2,188
3.20%, 5/1/2030	13,500	14,651
4.99%, 5/25/2038	3,920	4,919
4.42%, 12/15/2046	3,746	4,410
5.09%, 5/25/2048	4,164	5,400

		252,800

Biotechnology — 0.5%
AbbVie, Inc.
3.38%, 9/15/2020 (b)	3,111	3,141
3.45%, 3/15/2022 (b)	5,743	5,975
2.80%, 3/15/2023 (b)	3,954	4,098
3.85%, 6/15/2024 (b)	3,041	3,324
3.20%, 11/21/2029 (b)	27,601	29,573
4.55%, 3/15/2035 (b)	3,881	4,572
4.50%, 5/14/2035	15,614	18,542
4.05%, 11/21/2039 (b)	16,908	18,973
4.63%, 10/1/2042 (b)	9,850	11,774
4.40%, 11/6/2042	12,902	14,997
4.75%, 3/15/2045 (b)	7,000	8,440
4.45%, 5/14/2046	2,145	2,482
4.25%, 11/21/2049 (b)	10,194	11,679
Amgen, Inc.
2.20%, 2/21/2027	9,240	9,631
3.15%, 2/21/2040	5,870	6,128
Baxalta, Inc.
3.60%, 6/23/2022	999	1,051
5.25%, 6/23/2045	327	442
Biogen, Inc.
2.25%, 5/1/2030	4,985	5,051
3.15%, 5/1/2050	5,000	4,841

		164,714

Building Products — 0.0% (c)
Johnson Controls International plc 3.75%, 12/1/2021	99	101
Masco Corp. 6.50%, 8/15/2032	10,095	11,866

		11,967

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)
2.05%, 5/3/2021	2,020	2,048
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (d)	17,875	18,514
2.20%, 8/16/2023	3,110	3,242
3.25%, 9/11/2024	3,800	4,173
2.80%, 5/4/2026	1,043	1,148
BlackRock, Inc. 1.90%, 1/28/2031	15,035	15,418
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	3,354
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,843
4.85%, 3/29/2029	5,160	5,772
4.70%, 9/20/2047	5,253	5,375
Charles Schwab Corp. (The)
3.23%, 9/1/2022	1,435	1,513
3.20%, 3/2/2027	5,710	6,270
3.20%, 1/25/2028	1,270	1,379
CME Group, Inc. 3.00%, 3/15/2025	5,537	6,076
Credit Suisse AG (Switzerland)
2.80%, 4/8/2022	23,855	24,718
3.63%, 9/9/2024	4,326	4,728
2.95%, 4/9/2025	9,460	10,167
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (b)	10,753	11,086
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (d)	6,850	7,005
4.28%, 1/9/2028 (b)	12,016	13,149
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b) (d)	2,991	3,226
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (b)	5,276	5,419
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	13,886	14,087
3.30%, 11/16/2022	6,440	6,500

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FMR LLC 6.45%, 11/15/2039 (b)	2,242	3,197
Goldman Sachs Group, Inc. (The)
3.00%, 4/26/2022	12,883	13,107
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (d)	16,417	16,774
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	30,650	31,498
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)	11,501	11,818
3.50%, 1/23/2025	5,018	5,386
3.75%, 5/22/2025	22,195	24,170
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (d)	13,398	14,180
4.25%, 10/21/2025	10,573	11,750
3.50%, 11/16/2026	23,775	25,633
3.85%, 1/26/2027	18,677	20,577
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (d)	13,876	15,164
6.75%, 10/1/2037	1,435	1,984
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (d)	16,126	18,526
4.75%, 10/21/2045	4,600	5,733
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	5,021	5,559
Invesco Finance plc
4.00%, 1/30/2024	3,914	4,156
3.75%, 1/15/2026	2,510	2,694
Jefferies Group LLC 6.45%, 6/8/2027	3,725	4,133
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (b)	6,300	6,979
Macquarie Group Ltd. (Australia)
6.25%, 1/14/2021 (b)	9,649	9,943
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	10,050	10,542
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (d)	22,700	25,898
Morgan Stanley
5.50%, 7/24/2020	3,130	3,152
5.75%, 1/25/2021	6,509	6,724
2.75%, 5/19/2022	2,000	2,077
3.13%, 1/23/2023	10,000	10,557
3.75%, 2/25/2023	20,743	22,186
4.10%, 5/22/2023	9,880	10,583
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (d)	16,852	17,991
3.70%, 10/23/2024	7,335	8,048
4.00%, 7/23/2025	21,227	23,730
5.00%, 11/24/2025	9,322	10,728
3.88%, 1/27/2026	10,005	11,257
(SOFR + 1.99%), 2.19%, 4/28/2026 (d)	16,815	17,275
3.13%, 7/27/2026	2,254	2,442
4.35%, 9/8/2026	1,640	1,850
3.63%, 1/20/2027	17,528	19,437
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (d)	13,333	14,652
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)	7,397	8,239
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	10,600	12,835
4.30%, 1/27/2045	7,560	9,162
Nomura Holdings, Inc. (Japan) 2.65%, 1/16/2025	11,898	12,286
Northern Trust Corp.
1.95%, 5/1/2030	28,900	29,668
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (d)	2,762	2,896
State Street Corp. 3.10%, 5/15/2023	3,191	3,398
UBS AG (Switzerland) 1.75%, 4/21/2022 (b)	11,860	12,054
UBS Group AG (Switzerland)
3.49%, 5/23/2023 (b)	7,735	8,066
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (d)	2,156	2,222
4.13%, 9/24/2025 (b)	2,500	2,790
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (d)	6,470	6,832

		760,748

Chemicals — 0.2%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (b)	4,179	4,354
Albemarle Corp. 5.45%, 12/1/2044	3,800	3,925
Dow Chemical Co. (The) 4.55%, 11/30/2025	3,800	4,246
DuPont de Nemours, Inc. 5.32%, 11/15/2038	3,778	4,775
Ecolab, Inc. 3.25%, 1/14/2023	3,636	3,833
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	3,786	4,091
5.00%, 9/26/2048	4,346	4,922
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	7,003
5.25%, 1/15/2045	4,962	5,982
5.00%, 4/1/2049	4,150	5,106
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	2,788	2,975
Union Carbide Corp.
7.50%, 6/1/2025	5,426	6,398
7.75%, 10/1/2096	5,919	7,481

		65,091

Commercial Services & Supplies — 0.0% (c)
Waste Management, Inc. 3.45%, 6/15/2029	6,545	7,249

Construction & Engineering — 0.0% (c)
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (b)	1,048	896

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Construction Materials — 0.0% (c)
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	2,811	3,031
5.13%, 5/18/2045 (b)	6,052	6,745
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	5,785	6,090

		15,866

Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	3,849	3,524
3.50%, 1/15/2025	3,800	3,221
4.45%, 4/3/2026	7,660	6,644
American Express Co. 3.40%, 2/27/2023	4,100	4,367
American Honda Finance Corp.
2.90%, 2/16/2024	5,285	5,543
2.30%, 9/9/2026	1,185	1,212
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (b)	12,150	10,269
3.95%, 7/1/2024 (b)	12,115	9,997
2.88%, 2/15/2025 (b)	10,399	7,961
4.38%, 5/1/2026 (b)	5,010	4,082
Capital One Financial Corp.
3.75%, 4/24/2024	5,797	6,123
3.20%, 2/5/2025	6,093	6,358
4.20%, 10/29/2025	3,000	3,166
3.75%, 7/28/2026	7,424	7,613
Caterpillar Financial Services Corp.
2.85%, 6/1/2022	3,873	4,032
3.25%, 12/1/2024	2,070	2,288
2.40%, 8/9/2026	5,040	5,299
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	10,526
John Deere Capital Corp. 2.25%, 9/14/2026	10,305	10,898
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (b)	15,152	13,372
4.50%, 3/15/2023 (b)	4,600	3,897

		130,392

Containers & Packaging — 0.0% (c)
International Paper Co. 8.70%, 6/15/2038	2,650	4,098
WRKCo, Inc.
3.00%, 9/15/2024	920	943
3.75%, 3/15/2025	7,570	8,177
3.90%, 6/1/2028	2,870	3,084

		16,302

Diversified Consumer Services — 0.2%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	9,857
Emory University Series 2020, 2.14%, 9/1/2030	17,710	18,078
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	9,973
President & Fellows of Harvard College 3.30%, 7/15/2056	8,351	10,074
University of Southern California Series A, 3.23%, 10/1/2120	9,370	9,163

		57,145

Diversified Financial Services — 0.6%
CK Hutchison International 16 Ltd. (United Kingdom)
1.88%, 10/3/2021 (b)	4,160	4,176
2.75%, 10/3/2026 (b)	6,500	6,792
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (b)	9,685	10,729
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	52,907	52,824
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	10,258	10,280
3.48%, 6/16/2025 (b)	11,667	12,213
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (b)	3,907	4,049
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
2.65%, 9/19/2022 (b)	4,255	4,360
3.56%, 2/28/2024 (b)	8,350	8,845
National Rural Utilities Cooperative Finance Corp. 2.95%, 2/7/2024	2,585	2,790
ORIX Corp. (Japan)
2.90%, 7/18/2022	3,775	3,906
3.70%, 7/18/2027	4,000	4,357
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	10,700	11,175
Series KK, 3.55%, 1/15/2024	12,505	13,642
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	11,012
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (b)	4,371	4,568
3.13%, 3/16/2024 (b)	3,440	3,705
2.35%, 10/15/2026 (b)	6,000	6,365
4.40%, 5/27/2045 (b)	3,421	4,341
3.30%, 9/15/2046 (b)	3,050	3,388

		183,517

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
3.55%, 6/1/2024	5,385	5,802
3.95%, 1/15/2025	7,298	7,994
3.60%, 7/15/2025	11,975	12,997
4.30%, 2/15/2030	5,765	6,551
4.50%, 5/15/2035	5,845	6,631
4.90%, 8/15/2037	1,999	2,352
6.00%, 8/15/2040	11,179	14,436
3.50%, 6/1/2041	35,836	36,077
5.38%, 10/15/2041	1,573	1,921
4.30%, 12/15/2042	3,861	4,264
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	11,377	12,293

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Deutsche Telekom International Finance BV (Germany)
3.60%, 1/19/2027 (b)	4,724	5,170
4.88%, 3/6/2042 (b)	2,087	2,488
Qwest Corp. 6.75%, 12/1/2021	7,308	7,702
Telefonica Emisiones SA (Spain)
5.46%, 2/16/2021	2,025	2,086
4.67%, 3/6/2038	5,130	5,857
Verizon Communications, Inc.
2.63%, 8/15/2026	1,771	1,910
4.13%, 3/16/2027	6,080	7,084
4.33%, 9/21/2028	11,983	14,311
3.88%, 2/8/2029	2,840	3,296
4.02%, 12/3/2029	8,193	9,653
3.15%, 3/22/2030	5,000	5,542
4.50%, 8/10/2033	12,088	14,990
4.40%, 11/1/2034	27,768	34,072
4.27%, 1/15/2036	14,663	17,667
5.25%, 3/16/2037	2,773	3,731
4.86%, 8/21/2046	16,339	21,922
4.67%, 3/15/2055	6,685	9,194

		277,993

Electric Utilities — 1.4%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	4,233
3.15%, 9/15/2049	2,680	2,806
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,611
6.00%, 3/1/2039	769	1,074
4.10%, 1/15/2042	923	1,002
Appalachian Power Co.
Series P, 6.70%, 8/15/2037	3,740	4,930
Series Y, 4.50%, 3/1/2049	3,395	4,045
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	3,712
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,641
Baltimore Gas & Electric Co.
2.80%, 8/15/2022	4,419	4,579
3.50%, 8/15/2046	3,755	4,067
3.20%, 9/15/2049	8,020	8,490
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	1,267
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	10,625	11,495
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	4,246
5.95%, 12/15/2036	840	1,065
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b)	4,791	4,879
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	4,089
DTE Electric Co. 2.65%, 6/15/2022	1,687	1,743
Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,228	1,492
Duke Energy Corp.
3.55%, 9/15/2021	2,660	2,735
2.65%, 9/1/2026	1,382	1,479
3.40%, 6/15/2029	3,657	4,021
Duke Energy Indiana LLC
3.75%, 7/15/2020	3,462	3,475
3.75%, 5/15/2046	4,500	5,171
Series YYY, 3.25%, 10/1/2049	6,895	7,555
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	3,801
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	2,256
4.10%, 3/15/2043	1,569	1,859
4.15%, 12/1/2044	2,258	2,760
3.70%, 10/15/2046	1,616	1,859
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	8,002	7,987
Edison International
5.75%, 6/15/2027	6,000	6,772
4.13%, 3/15/2028	14,875	15,454
Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	10,812
Enel Finance International NV (Italy)
4.63%, 9/14/2025 (b)	3,310	3,757
3.63%, 5/25/2027 (b)	4,590	4,887
3.50%, 4/6/2028 (b)	4,500	4,778
6.00%, 10/7/2039 (b)	897	1,149
Entergy Arkansas LLC 3.50%, 4/1/2026	2,631	2,952
Entergy Corp. 2.95%, 9/1/2026	2,469	2,693
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	5,143
3.25%, 4/1/2028	1,551	1,680
3.05%, 6/1/2031	4,606	5,092
4.00%, 3/15/2033	3,430	4,122
Evergy Metro, Inc.
3.15%, 3/15/2023	3,255	3,422
5.30%, 10/1/2041	8,968	11,565
Evergy, Inc. 2.90%, 9/15/2029	14,800	15,431
Exelon Corp.
3.50%, 6/1/2022 (e)	5,000	5,200
3.40%, 4/15/2026	1,177	1,304
FirstEnergy Corp.
Series C, 4.85%, 7/15/2047	2,015	2,537
Series C, 3.40%, 3/1/2050	22,080	23,290
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	830	990
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	13,283
Hydro-Quebec (Canada)
9.40%, 2/1/2021	1,614	1,709
Series HY, 8.40%, 1/15/2022	7,174	8,069
Series IO, 8.05%, 7/7/2024	2,642	3,380

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	8,609	9,042
ITC Holdings Corp.
2.70%, 11/15/2022	900	935
2.95%, 5/14/2030 (b)	6,820	7,183
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	6,154	7,052
6.15%, 6/1/2037	1,740	2,206
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,724	4,643
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (b)	2,906	2,950
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	2,759	3,007
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	5,563
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	4,530	5,127
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	992
5.38%, 9/15/2040	1,287	1,582
5.45%, 5/15/2041	3,354	4,145
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	3,357
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	2,239	2,514
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	3,051	3,349
Ohio Edison Co. 6.88%, 7/15/2036	780	1,079
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	1,076	1,402
PacifiCorp
3.60%, 4/1/2024	2,765	3,026
4.15%, 2/15/2050	2,300	2,866
PECO Energy Co. 2.38%, 9/15/2022	5,022	5,167
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,683
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,872
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,712
PPL Capital Funding, Inc. 4.00%, 9/15/2047	2,148	2,277
PPL Electric Utilities Corp.
2.50%, 9/1/2022	1,543	1,584
3.00%, 10/1/2049	10,000	10,475
Progress Energy, Inc.
4.40%, 1/15/2021	3,388	3,434
3.15%, 4/1/2022	3,380	3,505
7.00%, 10/30/2031	2,600	3,566
Public Service Co. of Colorado
3.20%, 11/15/2020	1,040	1,041
3.55%, 6/15/2046	1,175	1,270
Public Service Co. of Oklahoma
4.40%, 2/1/2021	1,761	1,795
Series G, 6.63%, 11/15/2037	3,901	5,414
Public Service Electric & Gas Co.
3.00%, 5/15/2025	6,334	6,850
5.38%, 11/1/2039	1,021	1,398
Southern California Edison Co.
3.88%, 6/1/2021	886	905
1.85%, 2/1/2022	701	699
Series C, 3.50%, 10/1/2023	2,854	3,023
Series B, 3.65%, 3/1/2028	4,300	4,761
6.00%, 1/15/2034	895	1,194
6.05%, 3/15/2039	2,197	2,859
3.90%, 12/1/2041	3,408	3,565
Series C, 4.13%, 3/1/2048	1,800	2,032
Southern Co. (The) 3.25%, 7/1/2026	3,108	3,424
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	3,253
State Grid Overseas Investment 2016 Ltd. (China) 3.75%, 5/2/2023 (b)	2,000	2,123
Three Gorges Finance I Cayman Islands Ltd. (China) 3.15%, 6/2/2026 (b)	2,482	2,653
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	8,247
Union Electric Co.
2.95%, 6/15/2027	2,862	3,093
4.00%, 4/1/2048	1,600	1,912
Virginia Electric & Power Co.
3.45%, 2/15/2024	1,280	1,373
Series A, 6.00%, 5/15/2037	2,100	2,967
Xcel Energy, Inc. 4.80%, 9/15/2041	829	995

		455,036

Electrical Equipment — 0.0% (c)
Eaton Corp.
7.63%, 4/1/2024	1,794	2,086
4.00%, 11/2/2032	1,247	1,418

		3,504

Electronic Equipment, Instruments & Components — 0.0% (c)
Arrow Electronics, Inc.
4.50%, 3/1/2023	1,595	1,684
3.25%, 9/8/2024	3,162	3,316
3.88%, 1/12/2028	3,541	3,617

		8,617

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	3,910	4,585
Halliburton Co.
3.80%, 11/15/2025	177	187
4.85%, 11/15/2035	3,583	3,622
4.75%, 8/1/2043	2,375	2,245
7.60%, 8/15/2096 (b)	2,242	2,096
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (b)	3,461	3,633
4.00%, 12/21/2025 (b)	48	52
3.90%, 5/17/2028 (b)	7,052	7,358

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Schlumberger Investment SA
3.30%, 9/14/2021 (b)	2,931	2,980

		26,758

Entertainment — 0.1%
NBCUniversal Media LLC 5.95%, 4/1/2041	4,575	6,600
TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	1,190	1,205
Walt Disney Co. (The)
8.88%, 4/26/2023	942	1,143
9.50%, 7/15/2024	1,525	1,996
7.30%, 4/30/2028	3,946	5,341
7.63%, 11/30/2028	2,690	3,762

		20,047

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/2023	900	962
3.80%, 4/15/2026	2,199	2,410
4.00%, 2/1/2050	9,430	10,594
American Campus Communities Operating Partnership LP 2.85%, 2/1/2030	15,779	13,730
American Tower Corp.
5.00%, 2/15/2024	4,305	4,901
3.38%, 10/15/2026	4,378	4,820
2.90%, 1/15/2030	12,600	13,370
3.70%, 10/15/2049	9,970	11,039
American Tower Trust #1 3.07%, 3/15/2023 (b)	6,220	6,365
Boston Properties LP
3.13%, 9/1/2023	3,155	3,298
3.20%, 1/15/2025	4,331	4,546
3.65%, 2/1/2026	3,157	3,385
Brixmor Operating Partnership LP
3.65%, 6/15/2024	2,740	2,722
3.85%, 2/1/2025	6,613	6,634
Crown Castle International Corp.
4.88%, 4/15/2022	5,203	5,564
5.25%, 1/15/2023	2,900	3,197
4.00%, 3/1/2027	2,066	2,310
Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,795
Duke Realty LP 3.25%, 6/30/2026	1,814	1,929
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	8,185
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	5,523
Healthcare Trust of America Holdings LP
3.75%, 7/1/2027	2,080	2,094
3.10%, 2/15/2030	9,814	9,327
Healthpeak Properties, Inc.
4.20%, 3/1/2024	1,349	1,416
3.88%, 8/15/2024	14,719	15,732
3.40%, 2/1/2025	2,651	2,764
LifeStorage LP 3.50%, 7/1/2026	8,937	9,318
Mid-America Apartments LP 4.00%, 11/15/2025	8,830	9,177
National Retail Properties, Inc.
4.00%, 11/15/2025	5,043	5,296
3.60%, 12/15/2026	5,527	5,650
Office Properties Income Trust
4.00%, 7/15/2022	7,083	6,990
4.25%, 5/15/2024	11,000	10,257
Prologis LP 3.25%, 10/1/2026	3,830	4,225
Realty Income Corp.
3.88%, 4/15/2025	6,245	6,720
3.00%, 1/15/2027	2,243	2,302
4.65%, 3/15/2047	3,757	4,523
Regency Centers LP
4.13%, 3/15/2028	1,755	1,837
2.95%, 9/15/2029	10,600	10,179
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (b)	9,910	10,092
3.25%, 10/28/2025 (b)	5,595	5,633
Simon Property Group LP 3.25%, 9/13/2049	12,865	10,458
SITE Centers Corp. 4.70%, 6/1/2027	4,651	4,573
UDR, Inc.
2.95%, 9/1/2026	3,831	3,862
3.50%, 1/15/2028	1,354	1,416
3.00%, 8/15/2031	4,750	4,840
3.10%, 11/1/2034	6,440	6,512
Ventas Realty LP
3.75%, 5/1/2024	4,032	4,045
3.50%, 2/1/2025	1,929	1,920
4.13%, 1/15/2026	2,746	2,762
3.85%, 4/1/2027	4,308	4,259
Vornado Realty LP 3.50%, 1/15/2025	4,810	4,627
Welltower, Inc.
2.70%, 2/15/2027	5,199	4,995
3.10%, 1/15/2030	2,920	2,788
6.50%, 3/15/2041	5,460	6,538
4.95%, 9/1/2048	5,000	5,111
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,417
4.25%, 10/1/2026	4,970	5,130

		321,064

Food & Staples Retailing — 0.2%
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	7,435	7,465
3.80%, 1/25/2050 (b)	13,030	12,333
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	5,188	6,107
Series 2013, 4.70%, 1/10/2036 (b)	9,597	9,943
Series 2014, 4.16%, 8/11/2036 (b)	1,258	1,298
Kroger Co. (The)
5.40%, 7/15/2040	829	1,070

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.00%, 4/15/2042	9,000	11,102
3.95%, 1/15/2050	11,000	12,339

		61,657

Food Products — 0.2%
Bunge Ltd. Finance Corp. 3.50%, 11/24/2020	1,281	1,296
Campbell Soup Co. 4.80%, 3/15/2048	5,130	6,528
Cargill, Inc.
3.30%, 3/1/2022 (b)	6,950	7,244
3.25%, 3/1/2023 (b)	1,990	2,112
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	4,360
General Mills, Inc.
4.00%, 4/17/2025	6,475	7,316
4.55%, 4/17/2038	1,970	2,433
Kellogg Co. 2.10%, 6/1/2030	9,730	9,727
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	1,144
4.60%, 6/1/2044	955	1,146
Mondelez International, Inc.
1.50%, 5/4/2025	5,650	5,761
2.75%, 4/13/2030	9,774	10,302
Tyson Foods, Inc.
4.88%, 8/15/2034	5,000	6,040
5.15%, 8/15/2044	3,000	3,651
4.55%, 6/2/2047	6,550	7,929
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	4,100	4,559

		81,548

Gas Utilities — 0.2%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	8,574
4.13%, 10/15/2044	1,750	2,126
4.13%, 3/15/2049	6,000	7,373
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	2,587
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	6,308
4.27%, 3/15/2048 (b)	6,500	7,677
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	1,372	1,390
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	2,214	2,231
Series C, 3.90%, 11/15/2049	4,476	4,547
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	4,495
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	4,862	4,898
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,910
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	7,605
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,917
4.80%, 3/15/2047 (b)	2,649	2,872
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	4,020

		71,530

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	22,375	31,570
Becton Dickinson and Co.
3.73%, 12/15/2024	710	780
4.67%, 6/6/2047	6,000	7,465
Boston Scientific Corp.
3.75%, 3/1/2026	8,425	9,531
4.55%, 3/1/2039	10,225	12,393
4.70%, 3/1/2049	4,695	6,010
Covidien International Finance SA 2.95%, 6/15/2023	1,826	1,941
DH Europe Finance II SARL
3.25%, 11/15/2039	7,065	7,701
3.40%, 11/15/2049	3,315	3,682
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,694	2,846

		83,919

Health Care Providers & Services — 1.2%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	9,700	9,851
Aetna, Inc.
6.75%, 12/15/2037	2,959	4,191
4.50%, 5/15/2042	1,777	2,027
Anthem, Inc.
3.13%, 5/15/2022	4,004	4,193
3.30%, 1/15/2023	2,354	2,498
4.10%, 3/1/2028	5,485	6,361
4.63%, 5/15/2042	3,477	4,272
4.65%, 1/15/2043	3,394	4,201
4.65%, 8/15/2044	4,149	5,168
4.55%, 3/1/2048	6,775	8,458
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	11,092
Bon Secours Mercy Health, Inc. 3.46%, 6/1/2030	17,950	19,368
Cigna Corp. 4.80%, 7/15/2046 (b)	1,904	2,380
CommonSpirit Health 4.19%, 10/1/2049	5,540	5,382
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	10,756
CVS Health Corp.
4.30%, 3/25/2028	9,692	11,051
3.25%, 8/15/2029	13,755	14,873
4.88%, 7/20/2035	3,500	4,296
5.05%, 3/25/2048	23,852	30,623
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	21,166
HCA, Inc.
5.25%, 6/15/2026	11,400	12,977
5.13%, 6/15/2039	4,805	5,595
5.50%, 6/15/2047	9,870	11,815
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	3,409	3,535

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	3,520
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	7,736
Memorial Health Services 3.45%, 11/1/2049	25,595	25,252
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	4,181
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	2,859
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	9,170	8,562
Partners Healthcare System, Inc. Series 2020, 3.34%, 7/1/2060	36,282	38,355
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	3,122
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,858
2.80%, 6/30/2031	7,025	7,261
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	17,950	19,706
Texas Health Resources 4.33%, 11/15/2055	4,275	5,201
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	21,335
UnitedHealth Group, Inc.
4.63%, 7/15/2035	6,229	8,122
3.50%, 8/15/2039	8,210	9,450
2.75%, 5/15/2040	4,800	4,988
3.13%, 5/15/2060	5,000	5,263

		392,900

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.
4.70%, 12/9/2035	6,540	8,203
4.45%, 3/1/2047	3,210	3,897
Starbucks Corp. 2.55%, 11/15/2030	12,380	12,645

		24,745

Household Products — 0.0% (c)
Kimberly-Clark Corp. 2.75%, 2/15/2026	2,842	3,064
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	9,000	9,251

		12,315

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	7,048	7,295
4.25%, 6/15/2022	2,730	2,877
3.25%, 6/1/2025	11,035	11,423
6.25%, 10/1/2039	1,985	2,329
5.75%, 10/1/2041	1,665	1,869
PSEG Power LLC 4.15%, 9/15/2021	2,879	2,954
Southern Power Co. 5.15%, 9/15/2041	7,079	7,650
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	3,222	3,733

		40,130

Industrial Conglomerates — 0.1%
General Electric Co.
5.55%, 1/5/2026	10,701	11,878
3.45%, 5/1/2027	7,480	7,406
3.63%, 5/1/2030	13,445	13,297
5.88%, 1/14/2038	720	804
Roper Technologies, Inc. 3.00%, 12/15/2020	1,261	1,271

		34,656

Insurance — 1.0%
AIA Group Ltd. (Hong Kong)
3.90%, 4/6/2028 (b)	7,190	7,889
3.60%, 4/9/2029 (b)	5,835	6,322
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	11,680
American Financial Group, Inc. 3.50%, 8/15/2026	8,175	8,271
American International Group, Inc.
3.88%, 1/15/2035	3,407	3,709
4.70%, 7/10/2035	7,065	8,291
4.38%, 1/15/2055	6,799	7,384
Assurant, Inc. 4.20%, 9/27/2023	8,065	8,458
Athene Global Funding
2.75%, 6/25/2024 (b)	19,000	18,899
2.95%, 11/12/2026 (b)	37,440	37,319
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	16,598
4.30%, 5/15/2043	2,795	3,520
4.25%, 1/15/2049	8,780	10,998
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	2,420	2,435
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,839
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (d) (f) (g)	9,929	10,500
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (b)	6,450	6,154
4.85%, 1/24/2077 (b)	1,663	1,996
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	8,328
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	4,774	5,063
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,163
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	3,049	3,437
3.95%, 10/15/2050 (b)	6,000	6,117

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,692
Lincoln National Corp.
4.20%, 3/15/2022	3,761	3,978
4.00%, 9/1/2023	2,753	2,979
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (d)	11,200	11,698
MassMutual Global Funding II 2.50%, 10/17/2022 (b)	3,346	3,488
MetLife, Inc.
4.13%, 8/13/2042	2,027	2,323
4.88%, 11/13/2043	2,000	2,537
Metropolitan Life Global Funding I 3.88%, 4/11/2022 (b)	12,858	13,525
New York Life Global Funding 3.00%, 1/10/2028 (b)	4,854	5,315
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	10,780
4.45%, 5/15/2069 (b)	11,250	13,688
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	8,660	9,171
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (d)	3,766	3,706
Principal Financial Group, Inc. 3.13%, 5/15/2023	794	831
Principal Life Global Funding II 2.38%, 11/21/2021 (b)	1,200	1,225
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (f) (g)	5,240	5,051
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	9,800
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	13,326
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (b)	2,595	2,758
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (d)	7,600	8,368
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	4,559
4.27%, 5/15/2047 (b)	5,480	6,443

		334,611

Internet & Direct Marketing Retail — 0.0% (c)
Amazon.com, Inc. 3.88%, 8/22/2037	9,440	11,574
Booking Holdings, Inc. 2.75%, 3/15/2023	1,923	1,998

		13,572

IT Services — 0.3%
DXC Technology Co. 4.25%, 4/15/2024	3,566	3,757
Fiserv, Inc.
3.20%, 7/1/2026	6,035	6,566
4.40%, 7/1/2049	5,835	7,082
IBM Credit LLC 3.00%, 2/6/2023	10,400	11,071
International Business Machines Corp.
3.30%, 5/15/2026	24,860	27,843
1.70%, 5/15/2027	23,810	24,161
2.85%, 5/15/2040	13,650	13,813
Western Union Co. (The) 3.60%, 3/15/2022	9,000	9,370

		103,663

Life Sciences Tools & Services — 0.0% (c)
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	2,501	2,663
4.15%, 2/1/2024	1,946	2,168
2.95%, 9/19/2026	3,564	3,911

		8,742

Machinery — 0.1%
Caterpillar, Inc. 2.60%, 6/26/2022	1,913	1,980
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	7,185
Parker-Hannifin Corp.
4.45%, 11/21/2044	3,759	4,317
4.10%, 3/1/2047	2,527	2,845
Xylem, Inc. 3.25%, 11/1/2026	1,420	1,532

		17,859

Media — 0.8%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	5,724
5.38%, 4/1/2038	4,923	5,872
4.80%, 3/1/2050	13,160	14,654
Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,868
Comcast Corp.
3.60%, 3/1/2024	4,708	5,220
3.38%, 8/15/2025	2,773	3,080
3.95%, 10/15/2025	9,556	10,947
3.15%, 3/1/2026	10,162	11,281
3.55%, 5/1/2028	6,115	6,931
1.95%, 1/15/2031	10,535	10,549
4.25%, 1/15/2033	16,564	20,018
4.20%, 8/15/2034	3,361	4,080
4.60%, 10/15/2038	11,580	14,374
3.25%, 11/1/2039	19,265	21,074
3.75%, 4/1/2040	8,535	9,781
4.00%, 11/1/2049	5,553	6,591
3.45%, 2/1/2050	6,894	7,639
4.05%, 11/1/2052	2,600	3,105
4.95%, 10/15/2058	14,685	20,549

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cox Communications, Inc.
3.25%, 12/15/2022 (b)	3,027	3,182
3.35%, 9/15/2026 (b)	3,046	3,302
Discovery Communications LLC 6.35%, 6/1/2040	5,069	6,232
Fox Corp. 5.58%, 1/25/2049	1,455	1,927
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	1,494	1,597
6.13%, 1/31/2046	1,332	1,607
Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (b)	1,654	1,838
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,652
Time Warner Cable LLC
4.13%, 2/15/2021	1,928	1,949
6.55%, 5/1/2037	2,327	2,968
7.30%, 7/1/2038	2,197	2,929
6.75%, 6/15/2039	1,794	2,353
5.88%, 11/15/2040	7,325	8,993
5.50%, 9/1/2041	6,940	8,187
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	3,041	4,438
ViacomCBS, Inc.
3.70%, 8/15/2024	5,275	5,577
4.00%, 1/15/2026	4,293	4,585
4.38%, 3/15/2043	6,243	5,952
4.90%, 8/15/2044	2,004	1,984

		254,589

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	3,283	3,366
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,407
Glencore Funding LLC (Switzerland)
4.63%, 4/29/2024 (b)	1,967	2,104
4.88%, 3/12/2029 (b)	8,000	8,706
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (b)	5,845	6,101
Nucor Corp. 6.40%, 12/1/2037	4,465	6,087
Steel Dynamics, Inc. 2.80%, 12/15/2024	9,805	9,914

		38,685

Multiline Retail — 0.0% (c)
Dollar General Corp. 4.13%, 5/1/2028	5,750	6,537

Multi-Utilities — 0.3%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,666
3.00%, 5/15/2026	3,458	3,691
2.95%, 2/15/2027	2,426	2,523
3.45%, 8/15/2027	1,250	1,337
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	3,730
Series 2017, 3.88%, 6/15/2047	3,355	3,778
4.50%, 5/15/2058	1,724	2,139
Consumers Energy Co. 3.25%, 8/15/2046	2,150	2,372
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,618
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022	3,973	4,088
Series D, 2.85%, 8/15/2026	1,927	2,032
Series F, 5.25%, 8/1/2033	5,067	5,927
7.00%, 6/15/2038	1,076	1,511
Series C, 4.90%, 8/1/2041	1,840	2,187
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,538
NiSource, Inc.
3.85%, 2/15/2023	2,457	2,588
2.95%, 9/1/2029	7,940	8,524
6.25%, 12/15/2040	4,380	6,220
5.80%, 2/1/2042	6,726	9,030
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	2,302
Series FFF, 6.13%, 9/15/2037	973	1,289
3.95%, 11/15/2041	2,690	2,946
Sempra Energy 4.05%, 12/1/2023	2,348	2,550
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	4,609	4,701
2.45%, 10/1/2023	1,889	1,969
3.25%, 6/15/2026	1,690	1,785
5.88%, 3/15/2041	10,518	13,645
4.40%, 6/1/2043	1,392	1,570
3.95%, 10/1/2046	2,136	2,284
WEC Energy Group, Inc. 3.55%, 6/15/2025	7,009	7,663

		113,203

Oil, Gas & Consumable Fuels — 1.9%
ANR Pipeline Co. 9.63%, 11/1/2021	2,933	3,244
Apache Corp.
3.25%, 4/15/2022	345	331
5.10%, 9/1/2040	6,235	4,991
4.75%, 4/15/2043	7,111	5,507
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (b)	2,000	2,159
4.25%, 7/15/2027 (b)	7,325	7,936
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	5,781	7,268
Boardwalk Pipelines LP 4.80%, 5/3/2029	6,595	6,438
BP Capital Markets America, Inc.
3.25%, 5/6/2022	2,273	2,374
3.41%, 2/11/2026	8,485	9,320
3.02%, 1/16/2027	10,588	11,352
BP Capital Markets plc (United Kingdom)
3.51%, 3/17/2025	4,509	4,975
3.28%, 9/19/2027	11,924	12,936

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Buckeye Partners LP
5.85%, 11/15/2043	11,805	9,842
5.60%, 10/15/2044	6,000	4,980
Chevron Corp. 2.24%, 5/11/2030	11,600	12,225
Diamondback Energy, Inc. 4.75%, 5/31/2025	12,327	12,904
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,575	2,776
4.13%, 1/16/2025	3,333	3,378
5.38%, 6/26/2026	5,409	5,737
Enable Midstream Partners LP
4.40%, 3/15/2027	2,695	2,312
4.95%, 5/15/2028	4,315	3,655
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	2,692	2,876
4.50%, 6/10/2044	3,980	4,120
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (d)	6,000	5,760
Energy Transfer Operating LP
4.75%, 1/15/2026	3,400	3,623
7.50%, 7/1/2038	2,695	3,168
6.05%, 6/1/2041	4,475	4,714
5.95%, 10/1/2043	3,950	4,046
6.25%, 4/15/2049	5,655	6,137
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023 (b)	3,145	3,329
5.70%, 10/1/2040 (b)	4,843	5,108
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,899
EnLink Midstream Partners LP 4.15%, 6/1/2025	7,000	5,635
Enterprise Products Operating LLC
3.90%, 2/15/2024	2,687	2,934
3.70%, 2/15/2026	3,040	3,390
3.95%, 2/15/2027	2,705	3,013
Series J, 5.75%, 3/1/2035	2,509	3,080
7.55%, 4/15/2038	455	629
5.95%, 2/1/2041	1,259	1,545
4.45%, 2/15/2043	455	495
5.10%, 2/15/2045	1,758	2,008
4.20%, 1/31/2050	8,650	9,288
3.70%, 1/31/2051	10,800	10,865
4.95%, 10/15/2054	1,189	1,319
3.95%, 1/31/2060	6,900	6,900
EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	6,937
EQT Corp. 3.90%, 10/1/2027	4,517	3,964
Equinor ASA (Norway)
3.25%, 11/10/2024	3,461	3,792
2.88%, 4/6/2025	5,765	6,211
Exxon Mobil Corp.
2.99%, 3/19/2025	22,020	24,106
2.61%, 10/15/2030	20,000	21,282
3.00%, 8/16/2039	14,245	15,113
4.11%, 3/1/2046	2,726	3,316
3.10%, 8/16/2049	17,965	18,627
Hess Corp. 6.00%, 1/15/2040	9,098	9,162
Kinder Morgan, Inc.
4.30%, 3/1/2028	13,000	14,506
5.20%, 3/1/2048	6,000	7,176
Magellan Midstream Partners LP
3.20%, 3/15/2025	2,338	2,392
4.20%, 12/1/2042	2,987	2,868
5.15%, 10/15/2043	7,133	7,637
Marathon Oil Corp. 2.80%, 11/1/2022	5,517	5,347
Marathon Petroleum Corp. 3.63%, 9/15/2024	3,980	4,138
MPLX LP
Series WI, 4.50%, 7/15/2023	8,800	9,240
5.25%, 1/15/2025	4,015	4,163
4.13%, 3/1/2027	3,626	3,745
4.80%, 2/15/2029	3,344	3,646
4.50%, 4/15/2038	8,393	8,322
5.20%, 3/1/2047	2,341	2,543
4.70%, 4/15/2048	4,544	4,611
5.50%, 2/15/2049	5,300	6,000
Noble Energy, Inc.
8.00%, 4/1/2027	1,300	1,448
6.00%, 3/1/2041	5,910	5,430
5.25%, 11/15/2043	4,720	4,169
5.05%, 11/15/2044	4,075	3,535
ONEOK Partners LP
3.38%, 10/1/2022	1,164	1,174
5.00%, 9/15/2023	2,576	2,731
6.65%, 10/1/2036	1,825	2,006
ONEOK, Inc.
3.40%, 9/1/2029	8,395	7,760
5.20%, 7/15/2048	7,350	7,398
4.45%, 9/1/2049	10,905	9,960
Ovintiv, Inc.
8.13%, 9/15/2030	1,485	1,352
7.38%, 11/1/2031	4,761	4,073
6.50%, 8/15/2034	1,000	791
Phillips 66 4.88%, 11/15/2044	665	826
Phillips 66 Partners LP
3.55%, 10/1/2026	1,453	1,524
3.15%, 12/15/2029	8,545	8,364
4.90%, 10/1/2046	3,078	3,289
Plains All American Pipeline LP 4.70%, 6/15/2044	9,300	8,153
Spectra Energy Partners LP
3.50%, 3/15/2025	4,750	5,156
5.95%, 9/25/2043	1,801	2,215
4.50%, 3/15/2045	1,866	1,978
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	13,549
6.80%, 5/15/2038	3,677	4,691
Sunoco Logistics Partners Operations LP
4.65%, 2/15/2022	600	620
3.90%, 7/15/2026	4,366	4,401
6.10%, 2/15/2042	7,220	7,427
5.30%, 4/1/2044	1,840	1,815

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
TC PipeLines LP 3.90%, 5/25/2027	2,870	2,938
Texas Eastern Transmission LP
2.80%, 10/15/2022 (b)	6,209	6,282
3.50%, 1/15/2028 (b)	908	926
Total Capital International SA (France)
3.46%, 2/19/2029	3,040	3,385
3.46%, 7/12/2049	12,800	13,696
3.13%, 5/29/2050	20,230	20,440
TransCanada PipeLines Ltd. (Canada)
4.88%, 1/15/2026	4,155	4,816
6.20%, 10/15/2037	6,345	8,298
4.75%, 5/15/2038	7,750	9,022
Valero Energy Corp.
2.70%, 4/15/2023	9,250	9,571
7.50%, 4/15/2032	1,081	1,423
Williams Cos., Inc. (The)
3.90%, 1/15/2025	3,506	3,750
4.85%, 3/1/2048	5,487	6,098

		640,845

Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	6,400
4.00%, 9/18/2042	4,270	5,214
Bristol-Myers Squibb Co.
3.20%, 6/15/2026 (b)	12,138	13,614
3.90%, 2/20/2028 (b)	10,610	12,311
3.40%, 7/26/2029 (b)	13,631	15,587
4.13%, 6/15/2039 (b)	7,096	8,983
5.70%, 10/15/2040 (b)	4,195	6,041
5.00%, 8/15/2045 (b)	6,896	9,506
4.55%, 2/20/2048 (b)	6,500	8,693
Eli Lilly and Co. 2.25%, 5/15/2050	8,475	7,975
Mylan NV 3.95%, 6/15/2026	4,153	4,519
Mylan, Inc.
3.13%, 1/15/2023 (b)	3,886	3,957
5.40%, 11/29/2043	1,800	2,041
Novartis Capital Corp. (Switzerland) 2.20%, 8/14/2030	7,049	7,441
Pfizer, Inc.
3.90%, 3/15/2039	15,000	18,082
2.55%, 5/28/2040	9,120	9,219
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	4,909	5,177
3.20%, 9/23/2026	26,941	29,742
Takeda Pharmaceutical Co. Ltd. (Japan) 5.00%, 11/26/2028	8,565	10,492
Wyeth LLC 6.45%, 2/1/2024	708	854
Zoetis, Inc.
2.00%, 5/15/2030	12,880	12,967
3.00%, 5/15/2050	4,550	4,682

		203,497

Real Estate Management & Development — 0.0% (c)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (b)	6,257	6,322
3.88%, 3/20/2027 (b)	6,562	6,875

		13,197

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
3.75%, 4/1/2024	2,365	2,615
7.29%, 6/1/2036	1,166	1,735
5.75%, 5/1/2040	3,244	4,503
5.40%, 6/1/2041	9,266	12,251
4.40%, 3/15/2042	2,010	2,455
4.38%, 9/1/2042	4,018	4,891
5.15%, 9/1/2043	3,380	4,516
4.70%, 9/1/2045	3,150	4,024
3.55%, 2/15/2050	7,837	8,738
CSX Corp.
5.50%, 4/15/2041	3,498	4,671
4.75%, 5/30/2042	1,516	1,891
4.75%, 11/15/2048	8,165	10,478
3.35%, 9/15/2049	2,710	2,920
ERAC USA Finance LLC
5.25%, 10/1/2020 (b)	2,388	2,414
4.50%, 8/16/2021 (b)	3,474	3,584
2.60%, 12/1/2021 (b)	3,010	3,041
7.00%, 10/15/2037 (b)	425	544
5.63%, 3/15/2042 (b)	3,104	3,517
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,420	9,475
Norfolk Southern Corp.
2.90%, 2/15/2023	2,558	2,691
5.59%, 5/17/2025	51	59
3.95%, 10/1/2042	2,888	3,251
4.05%, 8/15/2052	5,192	6,013
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (b)	5,795	6,122
3.95%, 3/10/2025 (b)	3,095	3,295
4.20%, 4/1/2027 (b)	2,525	2,673
Ryder System, Inc.
2.88%, 9/1/2020	3,451	3,454
Union Pacific Corp.
3.95%, 8/15/2059	6,000	6,882
4.10%, 9/15/2067	1,962	2,258

		124,961

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.
3.13%, 12/5/2023	2,317	2,471
4.50%, 12/5/2036	2,505	2,921
Broadcom Corp. 3.88%, 1/15/2027	6,459	6,796
Broadcom, Inc.
4.11%, 9/15/2028 (b)	15,279	16,055
4.75%, 4/15/2029 (b)	28,740	31,486
QUALCOMM, Inc.
2.15%, 5/20/2030	9,725	9,975
3.25%, 5/20/2050	13,000	13,892

		83,596

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Software — 0.4%
Microsoft Corp.
3.50%, 2/12/2035	3,459	4,190
4.20%, 11/3/2035	3,974	5,218
4.10%, 2/6/2037	10,421	13,245
4.00%, 2/12/2055	6,030	7,882
3.95%, 8/8/2056	2,205	2,879
Oracle Corp.
2.50%, 5/15/2022	4,115	4,259
2.40%, 9/15/2023	7,023	7,414
2.95%, 11/15/2024	11,020	11,996
2.95%, 5/15/2025	14,625	15,960
4.30%, 7/8/2034	969	1,189
3.90%, 5/15/2035	1,952	2,314
3.85%, 7/15/2036	9,478	10,966
3.60%, 4/1/2040	10,434	11,538
4.38%, 5/15/2055	10,500	13,274
VMware, Inc. 2.95%, 8/21/2022	10,109	10,423

		122,747

Specialty Retail — 0.2%
Home Depot, Inc. (The) 3.13%, 12/15/2049	20,740	22,637
Lowe’s Cos., Inc.
3.65%, 4/5/2029	12,563	14,205
4.65%, 4/15/2042	3,901	4,797
4.55%, 4/5/2049	12,101	15,074
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	5,158
TJX Cos., Inc. (The) 3.88%, 4/15/2030	7,790	9,149

		71,020

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.20%, 5/13/2025	12,828	14,414
3.25%, 2/23/2026	798	900
2.45%, 8/4/2026	5,261	5,737
3.35%, 2/9/2027	10,231	11,602
3.20%, 5/11/2027	5,685	6,413
3.00%, 6/20/2027	2,880	3,218
2.90%, 9/12/2027	7,978	8,932
1.65%, 5/11/2030	6,000	6,075
3.85%, 5/4/2043	3,530	4,345
3.45%, 2/9/2045	14,187	16,414
3.85%, 8/4/2046	3,512	4,295
3.75%, 9/12/2047	13,570	16,404
3.75%, 11/13/2047	1,600	1,933
2.95%, 9/11/2049	8,595	9,285
Dell International LLC 6.02%, 6/15/2026 (b)	13,908	15,709

		125,676

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
4.63%, 7/11/2024 (b)	11,600	12,345
3.38%, 12/2/2026	4,230	4,637

		16,982

Tobacco — 0.0% (c)
BAT Capital Corp. (United Kingdom) 4.54%, 8/15/2047	5,515	5,856

Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.63%, 7/1/2022	4,286	4,062
3.25%, 3/1/2025	6,266	5,799
3.75%, 6/1/2026	7,000	6,378
3.25%, 10/1/2029	15,000	12,777
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	7,665	6,131
3.50%, 11/1/2027 (b)	8,105	5,612
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (b)	3,000	2,998
3.50%, 10/10/2024 (b)	7,945	8,151
International Lease Finance Corp.
8.63%, 1/15/2022	11,894	12,190
5.88%, 8/15/2022	3,867	3,925
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	5,369

		73,392

Transportation Infrastructure — 0.0% (c)
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (b)	7,000	7,110

Water Utilities — 0.0% (c)
American Water Capital Corp.
3.45%, 6/1/2029	5,250	5,896
6.59%, 10/15/2037	3,354	4,807
4.00%, 12/1/2046	2,241	2,632

		13,335

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	3,250	3,319
3.63%, 4/22/2029	12,995	14,190
4.38%, 4/22/2049	8,284	9,792
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	9,230	11,214
T-Mobile USA, Inc.
3.50%, 4/15/2025 (b)	22,350	23,934
3.75%, 4/15/2027 (b)	31,500	34,057
3.88%, 4/15/2030 (b)	25,095	27,205
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	7,449	9,657
4.88%, 6/19/2049	16,825	20,957

		154,325

TOTAL CORPORATE BONDS (Cost $7,461,173)		7,997,139

MORTGAGE-BACKED SECURITIES — 16.8%
FHLMC
Pool # 785618, ARM, 4.50%, 7/1/2026 (h)	27	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 611141, ARM, 3.77%, 1/1/2027 (h)	27	28
Pool # 846812, ARM, 4.05%, 4/1/2030 (h)	9	10
Pool # 789758, ARM, 4.37%, 9/1/2032 (h)	31	31
Pool # 847621, ARM, 3.88%, 5/1/2033 (h)	886	927
Pool # 781087, ARM, 3.98%, 12/1/2033 (h)	181	185
Pool # 1B1665, ARM, 3.64%, 4/1/2034 (h)	144	148
Pool # 782870, ARM, 4.38%, 9/1/2034 (h)	690	724
Pool # 782979, ARM, 3.88%, 1/1/2035 (h)	937	984
Pool # 782980, ARM, 3.88%, 1/1/2035 (h)	370	389
Pool # 1G3591, ARM, 3.92%, 8/1/2035 (h)	51	52
Pool # 1Q0007, ARM, 4.01%, 12/1/2035 (h)	243	249
Pool # 1Q0025, ARM, 3.88%, 2/1/2036 (h)	100	105
Pool # 848431, ARM, 4.14%, 2/1/2036 (h)	423	443
Pool # 1G1861, ARM, 4.04%, 3/1/2036 (h)	489	522
Pool # 1J1380, ARM, 4.62%, 3/1/2036 (h)	344	368
Pool # 1L1286, ARM, 3.75%, 5/1/2036 (h)	361	381
Pool # 1G2415, ARM, 4.12%, 5/1/2036 (h)	99	106
Pool # 1H2618, ARM, 4.26%, 5/1/2036 (h)	409	430
Pool # 848068, ARM, 4.07%, 6/1/2036 (h)	634	641
Pool # 1G2557, ARM, 4.13%, 6/1/2036 (h)	1,467	1,557
Pool # 1A1082, ARM, 3.60%, 7/1/2036 (h)	298	309
Pool # 848365, ARM, 4.37%, 7/1/2036 (h)	275	288
Pool # 1H2623, ARM, 4.64%, 7/1/2036 (h)	184	192
Pool # 1N0189, ARM, 3.50%, 8/1/2036 (h)	16	16
Pool # 1N0206, ARM, 3.55%, 8/1/2036 (h)	1,095	1,133
Pool # 1A1085, ARM, 3.57%, 8/1/2036 (h)	374	388
Pool # 1B7242, ARM, 4.14%, 9/1/2036 (h)	899	953
Pool # 1Q0105, ARM, 4.34%, 9/1/2036 (h)	507	532
Pool # 1A1097, ARM, 3.25%, 10/1/2036 (h)	308	320
Pool # 1A1096, ARM, 3.36%, 10/1/2036 (h)	669	695
Pool # 1N0249, ARM, 3.51%, 10/1/2036 (h)	351	358
Pool # 1G2539, ARM, 3.85%, 10/1/2036 (h)	120	120
Pool # 1J1348, ARM, 4.21%, 10/1/2036 (h)	211	213
Pool # 1K0046, ARM, 4.35%, 10/1/2036 (h)	354	360
Pool # 1G2671, ARM, 3.65%, 11/1/2036 (h)	139	142
Pool # 1J1378, ARM, 3.76%, 11/1/2036 (h)	452	474
Pool # 848115, ARM, 4.05%, 11/1/2036 (h)	279	293
Pool # 1Q0737, ARM, 4.07%, 11/1/2036 (h)	322	328
Pool # 782760, ARM, 4.33%, 11/1/2036 (h)	877	920
Pool # 1J1419, ARM, 3.61%, 12/1/2036 (h)	1,407	1,469
Pool # 1J1418, ARM, 3.81%, 12/1/2036 (h)	39	40
Pool # 1G1386, ARM, 3.93%, 12/1/2036 (h)	443	470
Pool # 1J1634, ARM, 4.09%, 12/1/2036 (h)	1,408	1,476
Pool # 1J1399, ARM, 4.10%, 12/1/2036 (h)	17	17
Pool # 1N1511, ARM, 3.04%, 1/1/2037 (h)	125	126
Pool # 1G1478, ARM, 3.92%, 1/1/2037 (h)	278	285
Pool # 1J1516, ARM, 3.70%, 2/1/2037 (h)	79	84
Pool # 1J0282, ARM, 3.88%, 2/1/2037 (h)	39	39
Pool # 1G1554, ARM, 3.89%, 2/1/2037 (h)	275	278
Pool # 1N0353, ARM, 3.98%, 2/1/2037 (h)	314	322
Pool # 1J1543, ARM, 4.36%, 2/1/2037 (h)	49	49
Pool # 1Q0739, ARM, 3.75%, 3/1/2037 (h)	911	950
Pool # 1B7303, ARM, 4.33%, 3/1/2037 (h)	111	112
Pool # 1J1526, ARM, 4.35%, 3/1/2037 (h)	106	107
Pool # 1J0399, ARM, 3.91%, 4/1/2037 (h)	15	15
Pool # 1J1564, ARM, 3.98%, 4/1/2037 (h)	240	243
Pool # 1Q0697, ARM, 3.38%, 5/1/2037 (h)	536	552
Pool # 1N1477, ARM, 3.49%, 5/1/2037 (h)	205	216

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 1A1193, ARM, 3.59%, 5/1/2037 (h)	424		429
Pool # 1J1621, ARM, 3.93%, 5/1/2037 (h)	337		361
Pool # 1N1463, ARM, 3.97%, 5/1/2037 (h)	29		29
Pool # 1Q0783, ARM, 4.04%, 5/1/2037 (h)	663		675
Pool # 1J0533, ARM, 4.68%, 7/1/2037 (h)	105		105
Pool # 1J2945, ARM, 4.00%, 11/1/2037 (h)	46		46
Pool # 1Q0722, ARM, 4.15%, 4/1/2038 (h)	344		367
Pool # 1Q0789, ARM, 3.87%, 5/1/2038 (h)	189		190
Pool # 848699, ARM, 4.22%, 7/1/2040 (h)	344		360
FHLMC Gold Pools, 15 Year
Pool # G11771, 6.00%, 6/1/2020	—	(i)	—	(i)
Pool # G11761, 6.00%, 8/1/2020	—	(i)	—	(i)
Pool # G12906, 6.00%, 7/1/2021	—	(i)	—	(i)
Pool # G13073, 6.00%, 7/1/2021	4		4
Pool # G13012, 6.00%, 3/1/2022	—	(i)	—	(i)
Pool # G12825, 6.50%, 3/1/2022	5		5
Pool # G13603, 5.50%, 2/1/2024	30		31
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	300		338
Pool # C91417, 3.50%, 1/1/2032	4,147		4,448
Pool # C91403, 3.50%, 3/1/2032	1,691		1,814
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	3		4
Pool # C00376, 8.00%, 11/1/2024	2		3
Pool # C00414, 7.50%, 8/1/2025	7		7
Pool # C00452, 7.00%, 4/1/2026	8		9
Pool # G00981, 8.50%, 7/1/2028	18		20
Pool # G02210, 7.00%, 12/1/2028	302		346
Pool # C47315, 6.50%, 8/1/2029	685		796
Pool # G03029, 6.00%, 10/1/2029	87		98
Pool # A88871, 7.00%, 1/1/2031	251		287
Pool # C68485, 7.00%, 7/1/2032	27		31
Pool # G01448, 7.00%, 8/1/2032	36		43
Pool # C75791, 5.50%, 1/1/2033	438		507
Pool # A13625, 5.50%, 10/1/2033	307		358
Pool # A16107, 6.00%, 12/1/2033	98		110
Pool # G01864, 5.00%, 1/1/2034	217		249
Pool # A17537, 6.00%, 1/1/2034	218		254
Pool # A23139, 5.00%, 6/1/2034	609		698
Pool # A61572, 5.00%, 9/1/2034	635		730
Pool # A28796, 6.50%, 11/1/2034	53		63
Pool # G03369, 6.50%, 1/1/2035	742		842
Pool # A70350, 5.00%, 3/1/2035	235		259
Pool # A46987, 5.50%, 7/1/2035	638		734
Pool # G05713, 6.50%, 12/1/2035	462		536
Pool # G03777, 5.00%, 11/1/2036	563		645
Pool # C02660, 6.50%, 11/1/2036	156		182
Pool # G02427, 5.50%, 12/1/2036	274		319
Pool # A57681, 6.00%, 12/1/2036	52		60
Pool # G02682, 7.00%, 2/1/2037	60		73
Pool # G04949, 6.50%, 11/1/2037	353		432
Pool # G03666, 7.50%, 1/1/2038	520		612
Pool # G04952, 7.50%, 1/1/2038	300		374
Pool # G04077, 6.50%, 3/1/2038	401		475
Pool # G05671, 5.50%, 8/1/2038	563		657
Pool # G05190, 7.50%, 9/1/2038	231		274
Pool # C03466, 5.50%, 3/1/2040	202		231
Pool # A93383, 5.00%, 8/1/2040	2,366		2,712
Pool # A93511, 5.00%, 8/1/2040	9,494		10,874
Pool # G06493, 4.50%, 5/1/2041	14,268		15,867

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # V80351, 3.00%, 8/1/2043	22,623	24,639
Pool # Q52834, 4.00%, 12/1/2047	4,404	4,707
Pool # Q57995, 5.00%, 8/1/2048	17,112	18,821
Pool # Q61104, 4.00%, 1/1/2049	2,826	3,009
Pool # Q61107, 4.00%, 1/1/2049	3,963	4,220
FHLMC Gold Pools, Other
Pool # G80341, 10.00%, 3/17/2026	3	3
Pool # P20570, 7.00%, 7/1/2029	8	9
Pool # G20027, 10.00%, 10/1/2030	81	87
Pool # B90491, 7.50%, 1/1/2032	713	823
Pool # U80192, 3.50%, 2/1/2033	1,321	1,422
Pool # U80342, 3.50%, 5/1/2033	1,742	1,874
Pool # U80345, 3.50%, 5/1/2033	5,775	6,213
Pool # L10221, 6.00%, 1/1/2034	54	57
Pool # P50523, 6.50%, 12/1/2035	153	171
Pool # H05030, 6.00%, 11/1/2036	77	86
Pool # L10291, 6.50%, 11/1/2036	1,541	1,800
Pool # P51353, 6.50%, 11/1/2036	925	1,053
Pool # P50595, 6.50%, 12/1/2036	1,904	2,221
Pool # P51361, 6.50%, 12/1/2036	849	1,017
Pool # G20028, 7.50%, 12/1/2036	2,176	2,493
Pool # P50531, 6.50%, 1/1/2037	146	166
Pool # P51251, 6.50%, 1/1/2037	53	55
Pool # P50536, 6.50%, 2/1/2037	73	76
Pool # P50556, 6.50%, 6/1/2037	47	49
Pool # U90690, 3.50%, 6/1/2042	22,027	23,851
Pool # U90975, 4.00%, 6/1/2042	16,093	17,599
Pool # T65101, 4.00%, 10/1/2042	692	726
Pool # U90402, 3.50%, 11/1/2042	807	875
Pool # U90673, 4.00%, 1/1/2043	1,984	2,171
Pool # U91192, 4.00%, 4/1/2043	4,070	4,458
Pool # U91488, 3.50%, 5/1/2043	2,450	2,654
Pool # U99051, 3.50%, 6/1/2043	7,656	8,296
Pool # U99134, 4.00%, 1/1/2046	58,902	64,447
Pool # U69030, 4.50%, 1/1/2046	23,665	26,170
FHLMC UMBS, 30 Year
Pool # QA0149, 4.00%, 6/1/2049	12,549	13,404
Pool # QA2578, 3.50%, 9/1/2049	4,128	4,352
Pool # RA2008, 4.00%, 1/1/2050	40,698	44,328
Pool # RA2282, 4.00%, 1/1/2050	14,849	16,285
Pool # QA7351, 3.00%, 2/1/2050	14,243	15,059
FNMA
Pool # 470623, ARM, 1.13%, 3/1/2022 (h)	7,506	7,478
Pool # 54844, ARM, 2.70%, 9/1/2027 (h)	25	25
Pool # 303532, ARM, 4.05%, 3/1/2029 (h)	17	17
Pool # 555732, ARM, 3.64%, 8/1/2033 (h)	211	220
Pool # 658481, ARM, 3.28%, 9/1/2033 (h)	252	254
Pool # 746299, ARM, 4.06%, 9/1/2033 (h)	82	86
Pool # 743546, ARM, 3.49%, 11/1/2033 (h)	261	264
Pool # 766610, ARM, 3.71%, 1/1/2034 (h)	84	86
Pool # 777132, ARM, 2.90%, 6/1/2034 (h)	283	295
Pool # 782306, ARM, 3.80%, 7/1/2034 (h)	13	13
Pool # 800422, ARM, 3.07%, 8/1/2034 (h)	245	248
Pool # 790235, ARM, 3.74%, 8/1/2034 (h)	113	115
Pool # 793062, ARM, 4.14%, 8/1/2034 (h)	53	54
Pool # 790964, ARM, 3.84%, 9/1/2034 (h)	13	13
Pool # 794792, ARM, 3.69%, 10/1/2034 (h)	85	88
Pool # 896463, ARM, 4.44%, 10/1/2034 (h)	261	273
Pool # 799912, ARM, 3.61%, 11/1/2034 (h)	52	52
Pool # 781563, ARM, 3.81%, 11/1/2034 (h)	38	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 810896, ARM, 3.03%, 1/1/2035 (h)	1,330		1,366
Pool # 809319, ARM, 3.50%, 1/1/2035 (h)	84		85
Pool # 816594, ARM, 3.42%, 2/1/2035 (h)	39		40
Pool # 820602, ARM, 3.57%, 3/1/2035 (h)	134		135
Pool # 745862, ARM, 3.49%, 4/1/2035 (h)	242		247
Pool # 821378, ARM, 2.14%, 5/1/2035 (h)	98		98
Pool # 823660, ARM, 2.88%, 5/1/2035 (h)	50		50
Pool # 888605, ARM, 3.58%, 7/1/2035 (h)	70		70
Pool # 832801, ARM, 3.73%, 9/1/2035 (h)	176		179
Pool # 851432, ARM, 4.03%, 10/1/2035 (h)	379		382
Pool # 849251, ARM, 3.66%, 1/1/2036 (h)	755		779
Pool # 745445, ARM, 3.83%, 1/1/2036 (h)	233		244
Pool # 920340, ARM, 4.35%, 2/1/2036 (h)	69		70
Pool # 920843, ARM, 4.26%, 3/1/2036 (h)	2,108		2,230
Pool # 868952, ARM, 3.55%, 5/1/2036 (h)	93		94
Pool # 872622, ARM, 2.42%, 6/1/2036 (h)	65		65
Pool # 884066, ARM, 3.57%, 6/1/2036 (h)	221		225
Pool # 872825, ARM, 4.21%, 6/1/2036 (h)	998		1,052
Pool # 892868, ARM, 4.39%, 7/1/2036 (h)	263		268
Pool # 884722, ARM, 3.99%, 8/1/2036 (h)	91		92
Pool # 886558, ARM, 4.11%, 8/1/2036 (h)	477		503
Pool # 745784, ARM, 4.22%, 8/1/2036 (h)	144		145
Pool # 898179, ARM, 3.10%, 9/1/2036 (h)	987		1,008
Pool # 920547, ARM, 3.35%, 9/1/2036 (h)	241		250
Pool # 893580, ARM, 3.88%, 9/1/2036 (h)	322		337
Pool # 886772, ARM, 3.95%, 9/1/2036 (h)	779		815
Pool # 894452, ARM, 4.07%, 9/1/2036 (h)	313		315
Pool # 894239, ARM, 3.97%, 10/1/2036 (h)	247		248
Pool # 900197, ARM, 4.27%, 10/1/2036 (h)	547		582
Pool # 900191, ARM, 4.33%, 10/1/2036 (h)	554		567
Pool # 902818, ARM, 3.75%, 11/1/2036 (h)	58		59
Pool # 897470, ARM, 4.15%, 11/1/2036 (h)	75		76
Pool # 902955, ARM, 3.86%, 12/1/2036 (h)	449		458
Pool # 905189, ARM, 3.94%, 12/1/2036 (h)	190		192
Pool # 920954, ARM, 3.07%, 1/1/2037 (h)	349		358
Pool # 888184, ARM, 4.00%, 1/1/2037 (h)	218		222
Pool # 913984, ARM, 3.36%, 2/1/2037 (h)	406		417
Pool # 915645, ARM, 3.92%, 2/1/2037 (h)	364		381
Pool # 888307, ARM, 3.63%, 4/1/2037 (h)	335		341
Pool # 948208, ARM, 3.10%, 7/1/2037 (h)	431		439
Pool # 995919, ARM, 4.00%, 7/1/2037 (h)	1,112		1,163
Pool # 944096, ARM, 4.09%, 7/1/2037 (h)	69		69
Pool # 938346, ARM, 4.34%, 7/1/2037 (h)	293		295
Pool # 945032, ARM, 4.76%, 8/1/2037 (h)	501		514
Pool # 946362, ARM, 3.71%, 9/1/2037 (h)	211		215
Pool # 946450, ARM, 3.74%, 9/1/2037 (h)	31		31
Pool # 946260, ARM, 4.10%, 9/1/2037 (h)	106		107
Pool # 952835, ARM, 4.29%, 9/1/2037 (h)	127		134
Pool # AD0085, ARM, 3.77%, 11/1/2037 (h)	854		886
Pool # 995108, ARM, 4.21%, 11/1/2037 (h)	509		531
Pool # AD0179, ARM, 4.17%, 12/1/2037 (h)	698		735
Pool # 966946, ARM, 3.79%, 1/1/2038 (h)	153		154
FNMA UMBS, 15 Year
Pool # 889687, 5.50%, 6/1/2020	—	(i)	—	(i)
Pool # 735911, 6.50%, 8/1/2020	—	(i)	—	(i)
Pool # 745406, 6.00%, 3/1/2021	13		14
Pool # 745502, 6.00%, 4/1/2021	5		5
Pool # 995886, 6.00%, 4/1/2021	5		5
Pool # 938569, 6.00%, 7/1/2021	1		1

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AD0142, 6.00%, 8/1/2021	44		45
Pool # 890129, 6.00%, 12/1/2021	19		19
Pool # 888834, 6.50%, 4/1/2022	29		30
Pool # 889634, 6.00%, 2/1/2023	478		495
Pool # AD0364, 5.00%, 5/1/2023	38		41
Pool # 995381, 6.00%, 1/1/2024	450		471
Pool # 995425, 6.00%, 1/1/2024	163		171
Pool # 995456, 6.50%, 2/1/2024	238		251
Pool # AE0081, 6.00%, 7/1/2024	120		126
Pool # AD0133, 5.00%, 8/1/2024	178		187
FNMA UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	11		12
Pool # 555791, 6.50%, 12/1/2022	34		38
Pool # 889889, 6.50%, 7/1/2024	85		94
Pool # 888656, 6.50%, 4/1/2025	12		14
Pool # AE0096, 5.50%, 7/1/2025	263		289
Pool # 256311, 6.00%, 7/1/2026	197		218
Pool # 256352, 6.50%, 8/1/2026	358		398
Pool # 256803, 6.00%, 7/1/2027	277		308
Pool # 256962, 6.00%, 11/1/2027	124		138
Pool # 257007, 6.00%, 12/1/2027	386		429
Pool # 257048, 6.00%, 1/1/2028	667		742
Pool # 890222, 6.00%, 10/1/2028	487		542
Pool # AE0049, 6.00%, 9/1/2029	333		370
Pool # AO7761, 3.50%, 7/1/2032	1,034		1,110
Pool # MA1138, 3.50%, 8/1/2032	6,288		6,748
Pool # AL6238, 4.00%, 1/1/2035	14,778		16,154
FNMA UMBS, 30 Year
Pool # 70825, 8.00%, 3/1/2021	—	(i)	—	(i)
Pool # 189190, 7.50%, 11/1/2022	4		4
Pool # 50966, 7.00%, 1/1/2024	2		2
Pool # 250066, 8.00%, 5/1/2024	1		1
Pool # 250103, 8.50%, 7/1/2024	6		7
Pool # 303031, 7.50%, 10/1/2024	2		3
Pool # 308499, 8.50%, 5/1/2025	—	(i)	—	(i)
Pool # 399269, 7.00%, 4/1/2026	35		36
Pool # 689977, 8.00%, 3/1/2027	46		52
Pool # 695533, 8.00%, 6/1/2027	39		44
Pool # 313687, 7.00%, 9/1/2027	5		5
Pool # 756024, 8.00%, 9/1/2028	77		88
Pool # 755973, 8.00%, 11/1/2028	165		193
Pool # 455759, 6.00%, 12/1/2028	20		22
Pool # 252211, 6.00%, 1/1/2029	25		28
Pool # 459097, 7.00%, 1/1/2029	8		8
Pool # 889020, 6.50%, 11/1/2029	3,386		3,814
Pool # 598559, 6.50%, 8/1/2031	83		100
Pool # 679886, 6.50%, 2/1/2032	443		493
Pool # 649734, 7.00%, 6/1/2032	41		45
Pool # 682078, 5.50%, 11/1/2032	420		487
Pool # 675555, 6.00%, 12/1/2032	198		224
Pool # AL0045, 6.00%, 12/1/2032	1,070		1,232
Pool # 683351, 5.50%, 2/1/2033	13		15
Pool # 357363, 5.50%, 3/1/2033	575		661
Pool # 674349, 6.00%, 3/1/2033	48		53
Pool # 688625, 6.00%, 3/1/2033	28		31
Pool # 688655, 6.00%, 3/1/2033	32		36
Pool # 695584, 6.00%, 3/1/2033	9		10
Pool # 254693, 5.50%, 4/1/2033	390		450
Pool # 702901, 6.00%, 5/1/2033	144		168

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 720576, 5.00%, 6/1/2033	108	122
Pool # 995656, 7.00%, 6/1/2033	651	779
Pool # 723852, 5.00%, 7/1/2033	134	154
Pool # 729296, 5.00%, 7/1/2033	117	133
Pool # 720155, 5.50%, 7/1/2033	76	86
Pool # 729379, 6.00%, 8/1/2033	36	41
Pool # AA0917, 5.50%, 9/1/2033	1,477	1,662
Pool # 737825, 6.00%, 9/1/2033	72	82
Pool # 750977, 4.50%, 11/1/2033	110	121
Pool # 725027, 5.00%, 11/1/2033	313	359
Pool # 755109, 5.50%, 11/1/2033	29	33
Pool # 753174, 4.00%, 12/1/2033	406	436
Pool # 725017, 5.50%, 12/1/2033	646	755
Pool # 759424, 5.50%, 1/1/2034	60	70
Pool # 751341, 5.50%, 3/1/2034	56	63
Pool # 770405, 5.00%, 4/1/2034	787	903
Pool # 776708, 5.00%, 5/1/2034	257	295
Pool # AC1317, 4.50%, 9/1/2034	212	233
Pool # 888568, 5.00%, 12/1/2034	204	234
Pool # 810663, 5.00%, 1/1/2035	171	188
Pool # 995003, 7.50%, 1/1/2035	294	349
Pool # 995156, 7.50%, 3/1/2035	310	377
Pool # 735503, 6.00%, 4/1/2035	680	786
Pool # 827776, 5.00%, 7/1/2035	106	119
Pool # 820347, 5.00%, 9/1/2035	462	530
Pool # 745148, 5.00%, 1/1/2036	358	411
Pool # 888417, 6.50%, 1/1/2036	2,044	2,336
Pool # 745275, 5.00%, 2/1/2036	285	327
Pool # 833629, 7.00%, 3/1/2036	13	15
Pool # 745418, 5.50%, 4/1/2036	508	593
Pool # 888016, 5.50%, 5/1/2036	675	788
Pool # 888209, 5.50%, 5/1/2036	429	501
Pool # 870770, 6.50%, 7/1/2036	36	43
Pool # 976871, 6.50%, 8/1/2036	1,291	1,486
Pool # AA0922, 6.00%, 9/1/2036	2,387	2,758
Pool # 745948, 6.50%, 10/1/2036	280	332
Pool # AA1019, 6.00%, 11/1/2036	430	497
Pool # 888476, 7.50%, 5/1/2037	240	305
Pool # 928584, 6.50%, 8/1/2037	224	261
Pool # 945870, 6.50%, 8/1/2037	244	281
Pool # 986648, 6.00%, 9/1/2037	622	718
Pool # 928670, 7.00%, 9/1/2037	381	461
Pool # 888890, 6.50%, 10/1/2037	494	589
Pool # 888707, 7.50%, 10/1/2037	1,184	1,440
Pool # 888892, 7.50%, 11/1/2037	409	490
Pool # AL0662, 5.50%, 1/1/2038	978	1,142
Pool # 995505, 8.00%, 1/1/2038	35	43
Pool # 929331, 6.00%, 4/1/2038	92	103
Pool # 909236, 7.00%, 9/1/2038	398	482
Pool # 890268, 6.50%, 10/1/2038	613	713
Pool # 995149, 6.50%, 10/1/2038	2,380	2,790
Pool # 934591, 7.00%, 10/1/2038	607	765
Pool # AB2869, 6.00%, 11/1/2038	460	533
Pool # 991908, 7.00%, 11/1/2038	422	507
Pool # 995504, 7.50%, 11/1/2038	352	437
Pool # 257510, 7.00%, 12/1/2038	1,257	1,545
Pool # AD0753, 7.00%, 1/1/2039	1,933	2,325
Pool # AD0780, 7.50%, 4/1/2039	1,277	1,709

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AC2948, 5.00%, 9/1/2039	934	1,072
Pool # AC3740, 5.50%, 9/1/2039	807	912
Pool # AC7296, 5.50%, 12/1/2039	643	727
Pool # AD7790, 5.00%, 8/1/2040	4,845	5,566
Pool # AD9151, 5.00%, 8/1/2040	2,313	2,658
Pool # AL2059, 4.00%, 6/1/2042	11,554	13,097
Pool # AB9017, 3.00%, 4/1/2043	16,547	17,824
Pool # AT5891, 3.00%, 6/1/2043	19,407	21,131
Pool # AB9860, 3.00%, 7/1/2043	15,508	16,704
Pool # AL7527, 4.50%, 9/1/2043	9,222	10,263
Pool # AL7496, 3.50%, 5/1/2044	27,724	30,827
Pool # AX9319, 3.50%, 12/1/2044	16,541	17,802
Pool # AL7380, 3.50%, 2/1/2045	16,495	18,342
Pool # AS6479, 3.50%, 1/1/2046	40,481	45,013
Pool # BM3500, 4.00%, 9/1/2047	71,918	79,969
Pool # BE8344, 4.00%, 11/1/2047	6,897	7,362
Pool # BJ7248, 4.00%, 12/1/2047	7,679	8,510
Pool # BE8349, 4.00%, 1/1/2048	6,961	7,426
Pool # BJ5756, 4.00%, 1/1/2048	13,458	14,389
Pool # BJ7310, 4.00%, 1/1/2048	13,701	15,031
Pool # BJ8237, 4.00%, 1/1/2048	9,328	10,234
Pool # BJ8264, 4.00%, 1/1/2048	6,175	6,774
Pool # BM3375, 4.00%, 1/1/2048	14,381	15,936
Pool # BK1007, 4.00%, 2/1/2048	2,733	3,009
Pool # BK1134, 4.00%, 2/1/2048	15,158	16,191
Pool # BM3665, 4.00%, 3/1/2048	60,255	67,040
Pool # BE8366, 4.50%, 7/1/2048	12,926	14,139
Pool # BK7982, 5.00%, 7/1/2048	23,130	25,670
Pool # BN0271, 4.50%, 9/1/2048	6,394	6,991
Pool # BN1315, 4.50%, 9/1/2048	6,699	7,242
Pool # BN4733, 5.50%, 3/1/2049	1,988	2,237
Pool # BK8745, 4.50%, 4/1/2049	11,482	12,496
Pool # FM1939, 4.50%, 5/1/2049	65,067	70,657
Pool # BK8753, 4.50%, 6/1/2049	19,435	21,362
Pool # CA3713, 5.00%, 6/1/2049	13,208	14,426
Pool # BO2305, 4.00%, 7/1/2049	23,745	25,322
Pool # BO5607, 3.50%, 9/1/2049	12,139	12,802
Pool # BO1405, 4.00%, 9/1/2049	20,576	22,246
Pool # BO4392, 3.50%, 1/1/2050	17,146	18,150
Pool # BP5299, 3.50%, 3/1/2050	14,848	16,219
Pool # CA5729, 3.00%, 5/1/2050	13,986	14,738
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	19	21
Pool # 252409, 6.50%, 3/1/2029	102	115
Pool # 653815, 7.00%, 2/1/2033	11	12
Pool # 752786, 6.00%, 9/1/2033	118	132
Pool # CA3029, 4.00%, 1/1/2049	8,618	9,336
Pool # CA5105, 3.50%, 2/1/2050	10,137	10,940
FNMA, Other
Pool # 465973, 3.59%, 10/1/2020	7,878	7,873
Pool # AM1547, 2.00%, 12/1/2020	13,452	13,460
Pool # FN0022, 3.51%, 12/1/2020 (h)	680	688
Pool # 466854, 3.70%, 12/1/2020	2,950	2,954
Pool # AL4762, 3.52%, 1/1/2021 (h)	1,263	1,275
Pool # 466836, 3.87%, 1/1/2021	9,532	9,569
Pool # FN0003, 4.33%, 1/1/2021 (h)	3,370	3,386
Pool # 468243, 3.97%, 6/1/2021	5,077	5,157
Pool # 468237, 4.02%, 6/1/2021	6,009	6,107
Pool # 468381, 4.10%, 6/1/2021	5,428	5,518

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 468242, 4.19%, 6/1/2021	4,390	4,465
Pool # AL0569, 4.26%, 6/1/2021 (h)	3,920	4,040
Pool # 468066, 4.30%, 6/1/2021	4,467	4,581
Pool # 468102, 4.34%, 6/1/2021	16,142	16,435
Pool # 468614, 3.86%, 7/1/2021	7,601	7,730
Pool # 468667, 3.94%, 7/1/2021	8,968	9,192
Pool # 468564, 4.06%, 7/1/2021	8,147	8,301
Pool # AL0602, 4.21%, 7/1/2021 (h)	4,532	4,659
Pool # 468159, 4.26%, 7/1/2021	18,464	18,837
Pool # 468699, 4.05%, 8/1/2021	1,339	1,367
Pool # AM6602, 2.63%, 9/1/2021	8,210	8,329
Pool # 468994, 3.85%, 9/1/2021	6,861	7,006
Pool # 468936, 3.92%, 9/1/2021	5,246	5,362
Pool # AL0905, 4.06%, 9/1/2021 (h)	5,258	5,432
Pool # 469254, 3.40%, 10/1/2021	2,763	2,820
Pool # AM7314, 2.63%, 11/1/2021	8,000	8,174
Pool # 469552, 3.43%, 11/1/2021	7,941	8,115
Pool # 469873, 3.03%, 12/1/2021	7,489	7,642
Pool # 469545, 3.31%, 12/1/2021	3,067	3,140
Pool # 470269, 2.97%, 1/1/2022	6,012	6,141
Pool # 470324, 3.03%, 1/1/2022	6,617	6,762
Pool # 470280, 3.09%, 1/1/2022	10,524	10,765
Pool # 470181, 3.20%, 1/1/2022	6,777	6,942
Pool # 470202, 3.14%, 2/1/2022	3,779	3,874
Pool # 470622, 2.75%, 3/1/2022	1,378	1,414
Pool # 470826, 2.97%, 3/1/2022	5,381	5,517
Pool # 470539, 3.14%, 3/1/2022	2,355	2,418
Pool # 470779, 3.21%, 3/1/2022	2,690	2,766
Pool # 471033, 3.08%, 4/1/2022	8,185	8,415
Pool # 471177, 2.94%, 5/1/2022	8,371	8,601
Pool # 471151, 3.02%, 5/1/2022	5,325	5,478
Pool # 471599, 2.60%, 6/1/2022	6,672	6,829
Pool # 471747, 2.76%, 6/1/2022	13,711	14,179
Pool # 471839, 2.67%, 7/1/2022	9,404	9,650
Pool # 471881, 2.67%, 7/1/2022	5,426	5,572
Pool # AM0177, 2.82%, 7/1/2022	8,602	8,848
Pool # 471284, 2.98%, 7/1/2022	18,716	19,387
Pool # 471828, 2.65%, 8/1/2022	8,968	9,217
Pool # AM0664, 2.64%, 10/1/2022	5,426	5,586
Pool # AM1196, 2.37%, 11/1/2022	3,815	3,946
Pool # AM0585, 2.38%, 11/1/2022	6,947	7,187
Pool # AM1437, 2.41%, 11/1/2022	1,253	1,293
Pool # AM0806, 2.45%, 11/1/2022	12,056	12,463
Pool # AM1385, 2.55%, 11/1/2022	10,074	10,426
Pool # AM1386, 2.55%, 11/1/2022	3,221	3,334
Pool # AM1779, 2.28%, 12/1/2022	8,253	8,530
Pool # AM1476, 2.32%, 12/1/2022	3,022	3,126
Pool # AM1619, 2.34%, 12/1/2022	19,061	19,724
Pool # AM0811, 2.42%, 12/1/2022	9,431	9,744
Pool # AM2111, 2.34%, 1/1/2023	11,002	11,399
Pool # AM2072, 2.37%, 1/1/2023	8,779	9,092
Pool # AM2252, 2.44%, 1/1/2023	7,947	8,221
Pool # AM2223, 2.45%, 1/1/2023	5,910	6,116
Pool # AM2333, 2.45%, 2/1/2023	11,210	11,628
Pool # AM2695, 2.49%, 3/1/2023	6,478	6,725
Pool # AM2747, 2.50%, 4/1/2023	12,555	13,068
Pool # AM3069, 2.64%, 4/1/2023	2,877	3,001
Pool # AL3594, 2.70%, 4/1/2023 (h)	4,326	4,520

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM3244, 2.52%, 5/1/2023	28,698	29,919
Pool # AM3577, 2.42%, 6/1/2023	7,219	7,501
Pool # AM3589, 2.77%, 6/1/2023	7,815	8,209
Pool # AL3876, 2.79%, 6/1/2023 (h)	14,418	15,106
Pool # AM3646, 2.64%, 7/1/2023	3,587	3,761
Pool # AM4011, 3.67%, 7/1/2023	42,150	45,327
Pool # AM3990, 3.74%, 7/1/2023	4,667	5,021
Pool # AM4170, 3.51%, 8/1/2023	9,000	9,665
Pool # AM4066, 3.59%, 8/1/2023	9,865	10,619
Pool # AM4716, 3.38%, 12/1/2023	2,930	3,159
Pool # AM4720, 3.45%, 1/1/2024	23,695	25,555
Pool # AM7024, 2.90%, 12/1/2024	8,200	8,830
Pool # AM7231, 2.92%, 12/1/2024	3,972	4,277
Pool # AM7290, 2.97%, 12/1/2024	24,048	25,950
Pool # AM7124, 3.11%, 12/1/2024	25,127	27,270
Pool # AM7682, 2.84%, 1/1/2025	34,567	37,223
Pool # AM7654, 2.86%, 1/1/2025	6,495	6,980
Pool # AM7795, 2.92%, 1/1/2025	32,799	35,360
Pool # AM7698, 2.96%, 1/1/2025	9,350	10,105
Pool # AM7664, 2.99%, 1/1/2025	10,379	11,200
Pool # AM7372, 3.05%, 1/1/2025	1,740	1,888
Pool # 470300, 3.64%, 1/1/2025	4,652	5,122
Pool # AM8251, 2.70%, 4/1/2025	9,610	10,301
Pool # AM8846, 2.68%, 5/1/2025	6,102	6,533
Pool # AM9149, 2.63%, 6/1/2025	6,200	6,648
Pool # AM9548, 3.17%, 8/1/2025	6,800	7,494
Pool # AN0029, 3.10%, 9/1/2025	9,752	10,699
Pool # AM4660, 3.77%, 12/1/2025	26,792	30,164
Pool # AN0767, 3.18%, 1/1/2026	8,367	9,230
Pool # AN1292, 2.84%, 4/1/2026	9,027	9,826
Pool # AN1590, 2.40%, 5/1/2026	9,391	10,004
Pool # AN1413, 2.49%, 5/1/2026	21,600	23,165
Pool # AN1497, 2.61%, 6/1/2026	11,034	11,936
Pool # AN1243, 2.64%, 6/1/2026	7,998	8,666
Pool # AN1247, 2.64%, 6/1/2026	9,848	10,670
Pool # 468645, 4.54%, 7/1/2026	2,232	2,566
Pool # AN2367, 2.46%, 8/1/2026	6,304	6,758
Pool # AM6381, 3.29%, 8/1/2026	33,000	36,939
Pool # 468574, 4.55%, 8/1/2026	7,480	8,532
Pool # 468573, 4.76%, 8/1/2026	8,490	9,825
Pool # 468927, 4.77%, 8/1/2026	5,403	6,254
Pool # AM6448, 3.25%, 9/1/2026	9,714	10,869
Pool # AN3076, 2.46%, 10/1/2026	25,000	26,876
Pool # AM7062, 3.44%, 10/1/2026	8,175	9,169
Pool # AM7117, 3.14%, 12/1/2026	19,515	21,696
Pool # AM7262, 3.19%, 12/1/2026	16,596	18,571
Pool # AM7011, 3.22%, 12/1/2026	2,831	3,167
Pool # AM7485, 3.24%, 12/1/2026	20,000	22,521
Pool # AM7390, 3.26%, 12/1/2026	7,532	8,444
Pool # AM7265, 3.30%, 12/1/2026	5,302	5,961
Pool # FN0029, 4.66%, 12/1/2026 (h)	9,239	10,789
Pool # AM8008, 2.94%, 2/1/2027	12,167	13,369
Pool # AM7515, 3.34%, 2/1/2027	16,000	18,006
Pool # AM8280, 2.91%, 3/1/2027	5,880	6,476
Pool # AM8529, 3.03%, 4/1/2027	15,978	17,753
Pool # BL6373, 1.85%, 5/1/2027	10,800	11,284
Pool # AM8432, 2.79%, 5/1/2027	8,000	8,798
Pool # AM8745, 2.81%, 5/1/2027	9,641	10,592

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM8596, 2.83%, 5/1/2027	10,575	11,671
Pool # AM8598, 2.83%, 5/1/2027	11,437	12,622
Pool # AM8784, 2.89%, 5/1/2027	8,073	8,880
Pool # AM8558, 2.68%, 6/1/2027	7,835	8,532
Pool # AM8803, 2.78%, 6/1/2027	4,059	4,452
Pool # AM8765, 2.83%, 6/1/2027	7,237	7,996
Pool # AM9087, 3.00%, 6/1/2027	16,500	18,346
Pool # AM9170, 3.00%, 6/1/2027	4,571	5,056
Pool # AM9345, 3.25%, 7/1/2027	7,642	8,609
Pool # AN6532, 2.92%, 9/1/2027	4,991	5,539
Pool # AM9723, 3.33%, 9/1/2027	9,585	10,886
Pool # AN7048, 2.90%, 10/1/2027	6,659	7,349
Pool # AM1469, 2.96%, 11/1/2027	3,854	4,223
Pool # AN7669, 2.83%, 12/1/2027	20,254	22,446
Pool # AN8114, 3.00%, 1/1/2028	7,988	8,888
Pool # AN8048, 3.08%, 1/1/2028	40,000	44,251
Pool # AN7943, 3.10%, 1/1/2028	15,000	16,869
Pool # AN1600, 2.59%, 6/1/2028	7,479	8,169
Pool # AN9686, 3.52%, 6/1/2028	40,550	47,020
Pool # AN9486, 3.57%, 6/1/2028	26,476	30,802
Pool # AN2005, 2.73%, 7/1/2028	10,000	11,077
Pool # 387859, 3.53%, 8/1/2028	21,722	25,208
Pool # 387866, 3.53%, 8/1/2028	15,068	17,469
Pool # 387806, 3.55%, 8/1/2028	15,289	17,782
Pool # 387840, 3.65%, 8/1/2028	5,769	6,683
Pool # 387761, 3.78%, 8/1/2028	23,100	26,906
Pool # 109782, 3.55%, 9/1/2028	42,800	49,737
Pool # BL0919, 3.82%, 9/1/2028	19,422	22,595
Pool # BL0112, 3.66%, 10/1/2028	26,033	30,011
Pool # BL1040, 3.81%, 12/1/2028	42,090	49,536
Pool # BL0907, 3.88%, 12/1/2028	11,997	14,184
Pool # BL1435, 3.53%, 1/1/2029	23,495	27,397
Pool # AN4744, 3.30%, 3/1/2029	8,000	9,248
Pool # AN6106, 3.10%, 7/1/2029	5,700	6,496
Pool # AN6173, 3.12%, 7/1/2029	3,651	4,164
Pool # BL4317, 2.27%, 9/1/2029	4,851	5,223
Pool # AN6846, 2.93%, 10/1/2029	13,300	15,012
Pool # AM7018, 3.63%, 10/1/2029	2,746	3,135
Pool # BL4333, 2.52%, 11/1/2029	38,425	42,074
Pool # AM8123, 2.92%, 2/1/2030	8,028	8,917
Pool # AM7785, 3.17%, 2/1/2030	6,155	6,968
Pool # AM7516, 3.55%, 2/1/2030	13,000	14,942
Pool # AM8692, 3.03%, 4/1/2030	25,000	28,106
Pool # AM8544, 3.08%, 4/1/2030	15,285	17,206
Pool # AM8408, 3.13%, 4/1/2030	37,945	43,004
Pool # AM8321, 3.22%, 4/1/2030	10,354	11,740
Pool # AM8889, 2.92%, 5/1/2030	11,320	12,443
Pool # AM8151, 2.94%, 5/1/2030	12,000	13,383
Pool # AM8802, 3.10%, 5/1/2030	5,047	5,691
Pool # AM8807, 3.10%, 5/1/2030	15,045	16,954
Pool # AN9154, 3.64%, 5/1/2030	4,211	4,919
Pool # AM8666, 2.96%, 6/1/2030	9,357	10,412
Pool # AM9020, 2.97%, 6/1/2030	7,852	8,777
Pool # AM9012, 3.13%, 6/1/2030	9,234	10,343
Pool # AM9154, 3.18%, 6/1/2030	9,134	10,335
Pool # AM9296, 3.15%, 7/1/2030	8,904	10,064
Pool # AM9320, 3.30%, 7/1/2030	10,054	11,576
Pool # AN9988, 3.85%, 7/1/2030	9,643	11,485

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 387883, 3.78%, 8/1/2030	35,146	41,666
Pool # AM9219, 3.35%, 9/1/2030	11,024	12,652
Pool # AM9676, 3.37%, 9/1/2030	7,402	8,514
Pool # BL0979, 4.05%, 12/1/2030	4,125	4,938
Pool # AN1035, 3.21%, 3/1/2031	13,655	15,583
Pool # AH9683, 5.00%, 4/1/2031	959	1,053
Pool # AN1829, 2.90%, 6/1/2031	7,640	8,476
Pool # AN1364, 2.81%, 8/1/2031	4,593	5,061
Pool # BL4310, 2.35%, 10/1/2031	11,325	12,208
Pool # AN2625, 2.50%, 10/1/2031	9,902	10,665
Pool # AN5065, 3.34%, 4/1/2032	26,680	30,178
Pool # AN6155, 3.06%, 8/1/2032	15,000	16,850
Pool # AQ7084, 3.50%, 12/1/2032	2,285	2,457
Pool # 650236, 5.00%, 12/1/2032	5	5
Pool # AR7484, 3.50%, 2/1/2033	4,283	4,607
Pool # AT7117, 3.50%, 6/1/2033	1,700	1,829
Pool # AN9695, 3.67%, 7/1/2033	32,550	38,715
Pool # AN9950, 3.89%, 7/1/2033	9,652	11,673
Pool # 810997, 5.50%, 10/1/2034	116	120
Pool # AM7122, 3.61%, 11/1/2034	5,433	6,456
Pool # BL5976, 2.49%, 4/1/2035	22,962	24,458
Pool # AM8474, 3.45%, 4/1/2035	4,865	5,716
Pool # AM8475, 3.45%, 4/1/2035	1,973	2,319
Pool # BL6315, 2.20%, 5/1/2035	5,081	5,355
Pool # AM9188, 3.12%, 6/1/2035	23,000	25,939
Pool # AM9532, 3.63%, 10/1/2035	3,655	4,341
Pool # AN0375, 3.76%, 12/1/2035	3,648	4,389
Pool # 256051, 5.50%, 12/1/2035	197	226
Pool # 256128, 6.00%, 2/1/2036	40	46
Pool # 880219, 7.00%, 2/1/2036	365	443
Pool # 868763, 6.50%, 4/1/2036	8	9
Pool # 907742, 7.00%, 12/1/2036	65	74
Pool # 920934, 6.50%, 1/1/2037	740	892
Pool # 888408, 6.00%, 3/1/2037	699	814
Pool # 888373, 7.00%, 3/1/2037	46	51
Pool # 888412, 7.00%, 4/1/2037	78	90
Pool # 995783, 8.00%, 11/1/2037	81	89
Pool # 257209, 5.50%, 5/1/2038	132	152
Pool # MA0127, 5.50%, 6/1/2039	153	165
Pool # AL2606, 4.00%, 3/1/2042	895	938
Pool # AO7225, 4.00%, 7/1/2042	3,459	3,783
Pool # AO9352, 4.00%, 7/1/2042	3,475	3,800
Pool # AO9353, 4.00%, 7/1/2042	3,186	3,484
Pool # MA1125, 4.00%, 7/1/2042	3,808	4,162
Pool # MA1178, 4.00%, 9/1/2042	19,761	21,614
Pool # MA1213, 3.50%, 10/1/2042	8,126	8,798
Pool # MA1251, 3.50%, 11/1/2042	21,206	22,959
Pool # MA1253, 4.00%, 11/1/2042	15,950	17,445
Pool # AR1397, 3.00%, 1/1/2043	12,443	13,277
Pool # MA1328, 3.50%, 1/1/2043	2,720	2,946
Pool # AQ9999, 3.00%, 2/1/2043	6,837	7,295
Pool # MA1373, 3.50%, 3/1/2043	4,351	4,712
Pool # MA1404, 3.50%, 4/1/2043	13,173	14,266
Pool # AB9096, 4.00%, 4/1/2043	2,056	2,250
Pool # AB9196, 3.50%, 5/1/2043	5,436	5,888
Pool # AT4051, 3.50%, 5/1/2043	1,435	1,554
Pool # MA1437, 3.50%, 5/1/2043	15,373	16,647
Pool # AT5914, 3.50%, 6/1/2043	8,252	8,939

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # MA1463, 3.50%, 6/1/2043	18,137		19,649
Pool # AB9704, 4.00%, 6/1/2043	4,343		4,748
Pool # MA1711, 4.50%, 12/1/2043	20,815		23,212
Pool # AL6167, 3.50%, 1/1/2044	9,752		10,560
Pool # MA1759, 4.00%, 1/1/2044	6,940		7,590
Pool # MA1760, 4.50%, 1/1/2044	6,750		7,525
Pool # AV9286, 4.00%, 2/1/2044	4,223		4,624
Pool # MA1800, 4.00%, 2/1/2044	3,706		4,055
Pool # MA1828, 4.50%, 3/1/2044	15,815		17,628
Pool # MA2429, 4.00%, 10/1/2045	4,375		4,790
Pool # MA2565, 4.00%, 3/1/2046	5,846		6,399
Pool # BM5835, 3.00%, 9/1/2047	23,990		25,165
Pool # AD0523, 6.00%, 11/1/2048	280		302
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 7/25/2050 (j)	140,390		142,846
TBA, 2.50%, 7/25/2050 (j)	174,550		180,658
GNMA I, 30 Year
Pool # 313110, 7.50%, 11/15/2022	—	(i)	—	(i)
Pool # 345288, 7.50%, 3/15/2023	1		1
Pool # 352108, 7.00%, 8/15/2023	1		1
Pool # 363030, 7.00%, 9/15/2023	56		59
Pool # 352022, 7.00%, 11/15/2023	3		3
Pool # 366706, 6.50%, 1/15/2024	20		22
Pool # 371281, 7.00%, 2/15/2024	16		16
Pool # 782507, 9.50%, 10/15/2024	11		11
Pool # 780029, 9.00%, 11/15/2024	1		1
Pool # 780965, 9.50%, 12/15/2025	3		3
Pool # 442119, 7.50%, 11/15/2026	7		7
Pool # 411829, 7.50%, 7/15/2027	7		7
Pool # 554108, 6.50%, 3/15/2028	57		63
Pool # 481872, 7.50%, 7/15/2028	5		5
Pool # 468149, 8.00%, 8/15/2028	9		9
Pool # 468236, 6.50%, 9/15/2028	121		135
Pool # 486537, 7.50%, 9/15/2028	22		24
Pool # 486631, 6.50%, 10/15/2028	6		7
Pool # 466406, 6.00%, 11/15/2028	75		84
Pool # 781328, 7.00%, 9/15/2031	586		709
Pool # 569568, 6.50%, 1/15/2032	477		559
Pool # 591882, 6.50%, 7/15/2032	19		21
Pool # 607645, 6.50%, 2/15/2033	78		89
Pool # 607724, 7.00%, 2/15/2033	47		55
Pool # 783123, 5.50%, 4/15/2033	2,120		2,474
Pool # 604209, 6.50%, 4/15/2033	50		58
Pool # 614546, 5.50%, 6/15/2033	23		27
Pool # 781614, 7.00%, 6/15/2033	149		183
Pool # 781689, 5.50%, 12/15/2033	86		100
Pool # 632415, 5.50%, 7/15/2034	25		28
Pool # 574710, 5.50%, 9/15/2034	127		141
Pool # 782615, 7.00%, 6/15/2035	1,495		1,789
Pool # 782025, 6.50%, 12/15/2035	517		615
Pool # 617486, 7.00%, 4/15/2037	231		273
Pool # 782212, 7.50%, 10/15/2037	265		314
Pool # BI6868, 5.00%, 3/15/2049	7,024		8,006
Pool # BM1726, 5.00%, 3/15/2049	8,979		10,237
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	2		2
Pool # 1989, 8.50%, 4/20/2025	9		10
Pool # 2006, 8.50%, 5/20/2025	21		23
Pool # 2141, 8.00%, 12/20/2025	4		4
Pool # 2234, 8.00%, 6/20/2026	9		10
Pool # 2270, 8.00%, 8/20/2026	7		8

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 2285, 8.00%, 9/20/2026	8	9
Pool # 2324, 8.00%, 11/20/2026	6	7
Pool # 2499, 8.00%, 10/20/2027	15	17
Pool # 2512, 8.00%, 11/20/2027	15	17
Pool # 2525, 8.00%, 12/20/2027	7	8
Pool # 2549, 7.50%, 2/20/2028	9	10
Pool # 2562, 6.00%, 3/20/2028	44	49
Pool # 2606, 8.00%, 6/20/2028	4	4
Pool # 2633, 8.00%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	28	32
Pool # 2647, 8.00%, 9/20/2028	2	2
Pool # 2781, 6.50%, 7/20/2029	516	597
Pool # 4224, 7.00%, 8/20/2038	172	200
Pool # 4245, 6.00%, 9/20/2038	3,513	4,038
Pool # 783389, 6.00%, 8/20/2039	1,721	1,963
Pool # 783444, 5.50%, 9/20/2039	943	1,078
Pool # 783967, 4.25%, 12/20/2044	6,211	6,779
Pool # AK8791, 3.75%, 7/20/2045	2,142	2,296
Pool # BD0481, 4.00%, 12/20/2047	3,293	3,535
Pool # BD0484, 4.50%, 12/20/2047	19,300	20,918
Pool # BE0207, 4.50%, 2/20/2048	6,264	6,903
Pool # BE0208, 4.50%, 2/20/2048	9,245	10,095
Pool # BE5169, 4.50%, 2/20/2048	16,969	18,566
Pool # BF2333, 5.50%, 3/20/2048	1,337	1,502
Pool # BA7567, 4.50%, 5/20/2048	7,439	8,086
Pool # BG6360, 5.00%, 5/20/2048	13,794	15,560
Pool # BF2574, 5.50%, 5/20/2048	951	1,053
Pool # BI0728, 5.00%, 7/20/2048	11,572	13,122
Pool # BD0551, 4.50%, 8/20/2048	8,089	8,829
Pool # BI5288, 5.00%, 8/20/2048	14,623	16,505
Pool # BI5289, 5.00%, 8/20/2048	23,416	26,311
Pool # AY2411, 4.25%, 9/20/2048	4,599	5,121
Pool # 784598, 5.00%, 9/20/2048	26,531	29,802
Pool # 784626, 4.50%, 10/20/2048	8,854	9,594
Pool # BK2586, 5.00%, 11/20/2048	11,577	12,773
Pool # BJ7082, 5.00%, 12/20/2048	1,015	1,121
Pool # BJ7085, 5.00%, 12/20/2048	7,201	8,007
Pool # BK7169, 5.00%, 12/20/2048	24,274	26,768
Pool # BK8878, 4.50%, 2/20/2049	6,884	7,461
Pool # BK7189, 5.00%, 2/20/2049	21,479	23,699
Pool # BJ9972, 5.50%, 2/20/2049	3,890	4,322
Pool # BK7198, 4.50%, 3/20/2049	11,227	12,316
Pool # BK7199, 5.00%, 3/20/2049	5,459	6,040
Pool # BL8042, 5.00%, 3/20/2049	12,585	14,187
Pool # BL9333, 5.00%, 3/20/2049	5,966	6,716
Pool # BG0079, 5.50%, 3/20/2049	5,095	5,657
Pool # BI6888, 5.50%, 3/20/2049	2,468	2,739
Pool # BL6756, 5.50%, 3/20/2049	1,145	1,263
Pool # BJ1322, 5.00%, 4/20/2049	8,288	9,331
Pool # BJ9622, 5.00%, 4/20/2049	6,268	7,021
Pool # BK7209, 5.00%, 4/20/2049	26,475	29,282
Pool # BL6758, 5.50%, 4/20/2049	5,917	6,569
Pool # BM9664, 4.50%, 5/20/2049	28,852	31,699
Pool # BM2188, 5.00%, 6/20/2049	999	1,089
Pool # BM9683, 5.00%, 6/20/2049	51,489	57,076
Pool # BO2880, 5.00%, 6/20/2049	1,172	1,282
Pool # BN3950, 5.50%, 6/20/2049	9,242	10,261
Pool # BN2629, 4.00%, 7/20/2049	21,909	23,876

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BI0926, 5.00%, 7/20/2049	1,897	2,120
Pool # BI0927, 5.00%, 7/20/2049	1,367	1,495
Pool # BM2186, 5.00%, 7/20/2049	2,060	2,301
Pool # BM2187, 5.00%, 7/20/2049	1,109	1,234
Pool # BO2871, 5.00%, 7/20/2049	886	985
Pool # BO2872, 5.00%, 7/20/2049	2,129	2,358
Pool # BO2878, 5.00%, 7/20/2049	1,300	1,454
Pool # BO2879, 5.00%, 7/20/2049	1,655	1,832
Pool # BO3162, 5.00%, 7/20/2049	77,663	88,311
Pool # BO3173, 5.00%, 7/20/2049	1,653	1,839
Pool # BO3174, 5.00%, 7/20/2049	1,531	1,683
Pool # BO3175, 5.00%, 7/20/2049	1,221	1,367
Pool # BO8226, 5.00%, 7/20/2049	1,342	1,503
Pool # BO8229, 5.00%, 7/20/2049	29,364	32,926
Pool # BO8235, 5.00%, 7/20/2049	1,892	2,086
Pool # BO8236, 5.00%, 7/20/2049	2,688	2,943
Pool # BP4243, 5.00%, 8/20/2049	18,745	20,870
Pool # BN2649, 3.50%, 9/20/2049	6,061	6,489
Pool # BM9713, 4.50%, 9/20/2049	7,752	8,539
Pool # BP4337, 4.50%, 9/20/2049	26,137	29,025
Pool # BQ3224, 4.50%, 9/20/2049	21,483	23,935
Pool # 784810, 5.00%, 9/20/2049	27,071	30,687
Pool # BM9734, 4.00%, 10/20/2049	11,684	12,638
Pool # 784847, 4.50%, 11/20/2049	43,514	47,976
Pool # BQ8694, 4.50%, 11/20/2049	1,227	1,364
Pool # BQ8696, 4.50%, 11/20/2049	1,278	1,426
Pool # BR2686, 4.50%, 11/20/2049	3,549	3,927
Pool # BR2687, 4.50%, 11/20/2049	6,519	7,268
Pool # BR2688, 4.50%, 11/20/2049	3,989	4,431
Pool # BR2689, 4.50%, 11/20/2049	5,471	6,093
Pool # BR2739, 4.50%, 11/20/2049	3,651	4,067
Pool # BR2756, 4.50%, 11/20/2049	2,811	3,134
Pool # BR2757, 4.50%, 11/20/2049	2,914	3,238
Pool # BR3820, 4.50%, 11/20/2049	1,030	1,150
Pool # BR3821, 4.50%, 11/20/2049	2,262	2,504
Pool # BS0953, 4.50%, 11/20/2049	2,418	2,694
Pool # BQ4131, 3.50%, 12/20/2049	21,046	22,646
Pool # BI0940, 4.50%, 12/20/2049	996	1,111
Pool # BQ3796, 4.50%, 12/20/2049	4,652	5,217
Pool # BR2730, 4.50%, 12/20/2049	1,233	1,364
Pool # BR2731, 4.50%, 12/20/2049	1,476	1,646
Pool # BR2732, 4.50%, 12/20/2049	2,232	2,489
Pool # BR2755, 4.50%, 12/20/2049	1,665	1,843
Pool # BR3822, 4.50%, 12/20/2049	2,596	2,894
Pool # BR3823, 4.50%, 12/20/2049	2,561	2,845
Pool # BR3824, 4.50%, 12/20/2049	4,964	5,533
Pool # BS0951, 4.50%, 12/20/2049	2,488	2,779
Pool # BS0952, 4.50%, 12/20/2049	1,913	2,134
Pool # BQ4132, 3.50%, 1/20/2050	7,797	8,351
Pool # BQ4133, 3.50%, 1/20/2050	7,704	8,338
Pool # BR1548, 3.50%, 1/20/2050	5,162	5,485
Pool # BS8380, 4.50%, 2/20/2050	9,069	10,205
Pool # BP8085, 3.00%, 3/20/2050	8,268	8,762
Pool # BR3892, 4.00%, 3/20/2050	19,045	20,803
Pool # BT8094, 4.00%, 4/20/2050	1,283	1,423
Pool # BT8095, 4.00%, 4/20/2050	7,077	7,832
Pool # BT8096, 4.00%, 4/20/2050	9,818	10,779
Pool # BT8097, 4.00%, 4/20/2050	10,933	11,983
Pool # BT8098, 4.00%, 4/20/2050	12,821	14,028
Pool # BT8099, 4.00%, 4/20/2050	13,082	14,249

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	645	692
Pool # 4285, 6.00%, 11/20/2038	35	39
Pool # AD0862, 3.75%, 1/20/2039	1,595	1,712
Pool # AC0973, 4.30%, 5/20/2063 (h)	1,107	1,122
Pool # 784879, 4.14%, 11/20/2069 (h)	33,882	39,784

TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,226,445)		5,541,366

ASSET-BACKED SECURITIES — 10.3%
ABFC Trust Series 2005-AQ1, Class A4, 4.64%, 1/25/2034 ‡ (e)	1,348	1,364
Academic Loan Funding Trust Series 2013-1A, Class A, 0.97%, 12/26/2044 (b) (h)	2,408	2,283
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (b)	14,924	15,002
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	11,951	11,773
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	9,846	8,709
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	4,353	3,882
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	7,942	6,943
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	7,654	6,288
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	491	404
Series 2013-2, Class A, 4.95%, 1/15/2023	1,820	1,429
Series 2014-1, Class A, 3.70%, 10/1/2026	295	236
Series 2016-2, Class A, 3.65%, 6/15/2028	1,612	1,192
Series 2016-3, Class AA, 3.00%, 10/15/2028	18,377	16,094
Series 2017-1, Class AA, 3.65%, 2/15/2029	4,476	4,152
Series 2019-1, Class AA, 3.15%, 2/15/2032	12,322	11,007
American Credit Acceptance Receivables Trust
Series 2018-1, Class C, 3.55%, 4/10/2024 (b)	3,345	3,353
Series 2020-2, Class B, 2.48%, 9/13/2024 (b)	1,125	1,132
Series 2020-2, Class C, 3.88%, 4/13/2026 (b)	2,030	2,067
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (b)	16,558	17,366
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	7,420	7,641
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	11,315	11,994
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (b)	2,400	2,558
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	8,100	8,593
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	7,939
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	9,010	9,507
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	3,947
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	16,970	18,623
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (b)	1,415	1,406
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	13,550	13,875
Series 2017-4, Class C, 2.60%, 9/18/2023	18,856	19,269
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (b)	37,100	32,660
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 ‡ (b) (h)	7,800	6,381
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	11,856	11,857
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	23,670	23,553
Arivo Acceptance Auto Loan Receivables Trust Series 2019-1, Class A, 2.99%, 7/15/2024 (b)	24,077	23,962
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	24,040	22,448
B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	2,886	2,886
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	17,183	17,310

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	8,153	7,322
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	13,032	10,118
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	9,531	8,316
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	15,195	13,244
Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	31,642	27,095
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	7,409	5,531
Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	46,284	40,398
Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (b)	2,753	1,796
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	634	625
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	5,757	5,767
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	39,651	39,564
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (b)	42,806	42,806
Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 1/20/2022 (b)	10,477	10,519
Carnow Auto Receivables Trust Series 2018-1A, Class C, 5.21%, 9/15/2023 (b)	14,000	13,547
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,750	5,456
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	6,000	5,980
Carvana Auto Receivables Trust Series 2019-4A, Class C, 2.72%, 1/15/2025 (b)	11,000	10,889
Chase Funding Trust
Series 2003-4, Class 1A5, 5.11%, 5/25/2033 ‡ (e)	1,046	1,073
Series 2003-6, Class 1A5, 5.01%, 11/25/2034 ‡ (e)	1,346	1,392
Series 2003-6, Class 1A7, 5.01%, 11/25/2034 ‡ (e)	2,295	2,364
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023 (b)	920	920
Series 2019-1A, Class C, 3.82%, 8/15/2024 (b)	3,000	2,749
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,374
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	2,300	2,298
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A, 3.39%, 7/15/2025 (b)	2,495	2,493
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	2,368	2,120
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 2.72%, 6/25/2040 ‡ (b) (h)	5,332	494
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (b)	5,250	4,887
Series 2019-2, Class C, 3.68%, 6/15/2052 ‡ (b)	5,526	4,858
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	37,859	37,589
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	4,870	4,889
Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	2,578	2,588
Series 2018-A, Class B, 2.77%, 4/18/2022 (b)	715	715
Series 2018-B, Class B, 3.23%, 7/15/2022 (b)	5,420	5,425
Series 2017-D, Class C, 3.01%, 10/17/2022 (b)	5,744	5,762
Series 2018-A, Class C, 3.05%, 12/15/2023 (b)	2,094	2,096
CPS Auto Trust
Series 2017-A, Class C, 3.31%, 12/15/2022 (b)	2,140	2,143
Series 2017-A, Class D, 4.61%, 12/15/2022 (b)	3,060	3,098
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	3,400	3,404
Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	5,343	5,364
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	12,833	12,883
Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	18,903	19,067
Series 2020-1A, Class C, 2.59%, 6/15/2029 (b)	25,115	24,086
Crown Castle Towers LLC 4.24%, 7/15/2028 (b)	10,000	11,303
Currency Capital Funding Trust
Series 2018-1A, Class A, 4.62%, 3/17/2026 ‡ (b) (h)	70,000	69,825
Series 2018-1A, Class A2, 4.62%, 3/17/2026 ‡ (b) (h)	1,932	1,927
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	4,933	5,466

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 0.92%, 3/25/2034 ‡ (h)	190	188
Series 2004-1, Class M2, 0.99%, 3/25/2034 ‡ (h)	58	56
Series 2004-1, Class 3A, 0.73%, 4/25/2034 ‡ (h)	220	184
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.07%, 10/25/2034 (h)	85	77
Dell Equipment Finance Trust Series 2017-2, Class B, 2.47%, 10/24/2022 (b)	6,533	6,544
Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029 (b)	7,074	6,933
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (b)	2,488	2,434
Drive Auto Receivables Trust
Series 2017-BA, Class D, 3.72%, 10/17/2022 (b)	6,767	6,813
Series 2017-1, Class D, 3.84%, 3/15/2023	18,476	18,705
Series 2019-2, Class B, 3.17%, 11/15/2023	8,290	8,376
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	51,610	52,169
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	16,486	16,618
Series 2018-2, Class C, 3.63%, 8/15/2024	10,718	10,772
Series 2018-3, Class D, 4.30%, 9/16/2024	31,281	31,949
Series 2019-4, Class C, 2.51%, 11/17/2025	16,130	16,065
Series 2019-1, Class D, 4.09%, 6/15/2026	15,350	15,460
Series 2019-2, Class D, 3.69%, 8/17/2026	14,220	14,237
Series 2019-4, Class D, 2.70%, 2/16/2027	10,550	10,245
DT Auto Owner Trust
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	3,455	3,466
Series 2019-2A, Class B, 2.99%, 4/17/2023 (b)	15,165	15,253
Series 2017-3A, Class D, 3.58%, 5/15/2023 (b)	8,398	8,481
Series 2017-4A, Class D, 3.47%, 7/17/2023 (b)	12,883	12,981
Series 2018-1A, Class C, 3.47%, 12/15/2023 (b)	10,159	10,173
Series 2018-1A, Class D, 3.81%, 12/15/2023 (b)	14,372	14,480
Series 2018-2A, Class D, 4.15%, 3/15/2024 (b)	18,000	18,347
Series 2019-1A, Class D, 3.87%, 11/15/2024 (b)	9,800	9,722
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 (b)	4,360	4,108
Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	2,943	2,734
Engs Commercial Finance Trust Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	97	97
Exeter Automobile Receivables Trust
Series 2016-3A, Class C, 4.22%, 6/15/2022 (b)	3,399	3,420
Series 2018-1A, Class C, 3.03%, 1/17/2023 (b)	10,640	10,708
Series 2017-3A, Class C, 3.68%, 7/17/2023 (b)	9,251	9,269
Series 2019-4A, Class C, 2.44%, 9/16/2024 (b)	33,155	32,896
Series 2019-1A, Class C, 3.82%, 12/16/2024 (b)	8,170	8,173
Series 2019-1A, Class D, 4.13%, 12/16/2024 (b)	7,600	7,502
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	18,525	17,898
Series 2020-1A, Class D, 2.73%, 12/15/2025 (b)	22,035	20,963
First Investors Auto Owner Trust
Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	1,875	1,877
Series 2017-1A, Class C, 2.95%, 4/17/2023 (b)	7,127	7,166
Flagship Credit Auto Trust
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	2,936	2,950
Series 2016-2, Class B, 3.84%, 9/15/2022 (b)	347	347
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	21,080	21,424
Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	7,433	7,469
Series 2017-R, 6.05%, 10/18/2023	12,191	11,833
Series 2019-2, Class B, 2.92%, 4/15/2025 (b)	21,324	21,462
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,568	93,336
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	21,826	21,716
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (b)	18,930	17,139
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024 (b)	2,948	2,931
Series 2018-1, Class B, 4.56%, 7/18/2024 ‡ (b)	6,000	5,825
Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	2,415	2,399
Series 2019-1, Class A, 3.42%, 6/18/2026 (b)	4,895	4,900
Series 2019-2, Class A, 2.62%, 11/18/2026 (b)	21,415	21,104

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	158	138
Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023 (b)	26,600	26,061
GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023 (b)	5,752	5,784
GLS Auto Receivables Trust
Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	2,893	2,913
Series 2018-2A, Class A, 3.25%, 4/18/2022 (b)	211	211
Series 2018-1A, Class A, 2.82%, 7/15/2022 (b)	730	731
GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	1,285	1,286
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	1,672	1,671
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (b)	4,542	4,456
Goodgreen Series 2019-2A, Class A, 2.76%, 10/15/2054 (b)	36,533	35,681
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	16,833	16,869
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	4,860	5,040
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	22,242	22,721
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	13,157	12,499
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	19,631	20,344
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	24,995	26,571
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (b)	3,952	3,983
3.75%, 9/21/2044 ‡	9,388	8,790
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (b)	3,727	3,802
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	7,956	8,131
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	2,261	2,344
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	4,710	4,964
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	15,517	16,870
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (b)	3,306	3,140
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (b)	10,722	10,527
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (b)	21,642	20,888
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	2,221	2,144
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.37%, 3/25/2036 ‡ (h)	204	200
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	8,897	8,994
Kabbage Funding LLC
Series 2019-1, Class A, 3.83%, 3/15/2024 ‡ (b)	86,993	86,184
Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (b)	34,000	28,730
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.20%, 9/25/2026 ‡ (b) (h)	1,479	19
Series 2014-1, Class A, IO, 1.53%, 10/25/2032 ‡ (b) (h)	17,682	615
Series 2012-4, Class A, IO, 0.92%, 9/25/2037 ‡ (b) (h)	37,782	927
Series 2012-2, Class A, IO, 0.66%, 8/25/2038 ‡ (b) (h)	21,446	434
Series 2013-2, Class A, IO, 1.95%, 3/25/2039 ‡ (b) (h)	19,551	827
Series 2012-6, Class A, IO, 0.55%, 5/25/2039 ‡ (b) (h)	18,545	280
Series 2014-2, Class A, IO, 2.73%, 4/25/2040 ‡ (b) (h)	5,054	435
Series 2015-2, Class A, IO, 3.59%, 7/25/2041 ‡ (b) (h)	4,193	497
Lending Point Asset Securitization Trust Series 2020-1, Class A, 2.51%, 2/10/2026 (b)	15,621	15,436
Lendingpoint Funding Trust Series 2018-1, Class A2, 4.18%, 11/15/2024 ‡ (b) (h)	37,652	37,652
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (b)	17,859	16,241
Series 2019-2A, Class B, 3.22%, 4/20/2028 ‡ (b)	6,150	5,251
LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027 (b)	7,744	7,631

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 0.92%, 2/25/2034 ‡ (h)	1,242	1,178
Series 2004-3, Class M1, 1.02%, 7/25/2034 ‡ (h)	313	289
LP LMS Asset Securitization Trust
Series 2019-1A, Class A, 4.21%, 11/10/2025 (b)	23,863	23,805
Series 2020-1A, Class A, 3.97%, 2/10/2026 (b)	32,690	32,500
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	24,052	24,259
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	8,869	8,945
Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	33,360	30,895
MarketPlace Loan Trust Series 2017-BS1, Class A, 3.50%, 1/18/2022 (b)	121	120
Marlette Funding Trust Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡ (b)	837	836
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	5,717	6,034
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045 (b)	1,360	1,382
Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (b)	2,448	2,525
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	17,131	16,903
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.04%, 11/25/2033 ‡ (e)	1,318	1,339
NMEF Funding LLC
Series 2019-A, Class A, 2.73%, 8/17/2026 (b)	22,826	22,866
Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (b)	11,000	11,045
Octane Receivables Trust Series 2019-1A, Class A, 3.16%, 9/20/2023 (b)	26,953	27,030
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	3,664	3,699
Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,145	1,115
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	13,473	13,480
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	25,537	25,766
OneMain Financial Issuance Trust Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	12,500	12,529
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (b)	10,654	10,469
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (b)	35,735	34,255
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	45,920	41,889
Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 ‡ (b)	11,766	11,103
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL1, Class A1, 2.86%, 5/27/2059 (b) (e)	37,914	34,170
Series 2020-CFL1, Class A1, 3.10%, 2/27/2060 (b) (e)	56,635	56,490
Progress Residential Trust
Series 2017-SFR1, Class E, 4.26%, 8/17/2034 ‡ (b)	6,500	6,401
Series 2018-SFR1, Class E, 4.38%, 3/17/2035 ‡ (b)	12,400	12,207
Series 2020-SFR2, Class A, 2.08%, 6/18/2037 (b)	27,455	27,464
Prosper Marketplace Issuance Trust
Series 2019-1A, Class A, 3.54%, 4/15/2025 (b)	1,078	1,075
Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	8,568	8,499
PRPM LLC Series 2020-1A, Class A1, 2.98%, 2/25/2025 ‡ (b) (e)	14,965	14,341
Purchasing Power Funding LLC
Series 2018-A, Class B, 3.58%, 8/15/2022 ‡ (b)	6,845	6,859
Series 2018-A, Class C, 3.78%, 8/15/2022 ‡ (b)	6,795	6,811
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (b) (h)	22,591	20,886
Regional Management Issuance Trust
Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	20,770	20,355
Series 2019-1, Class A, 3.05%, 11/15/2028 (b)	21,818	20,481
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (e)	96	29
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	6,293	6,709
RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (b)	45,000	45,000

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (b)	20,123	20,123
Santander Drive Auto Receivables Trust
Series 2018-1, Class D, 3.32%, 3/15/2024	32,463	33,126
Series 2019-2, Class C, 2.90%, 10/15/2024	17,830	17,923
Series 2019-1, Class C, 3.42%, 4/15/2025	16,565	16,719
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	12,313	12,344
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036 ‡ (e)	496	453
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	520	519
SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (b)	806	807
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	3,893	3,357
Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	16,735	16,767
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	2,448	2,477
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (e)	630	637
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (e)	504	509
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	177	170
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	455	439
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	47,475	47,962
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	34,000	34,853
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 (b)	5,814	5,770
Series 2018-2A, Class A, 3.96%, 10/15/2021 (b)	1,171	1,172
Tricon American Homes Trust
Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	13,828	13,898
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 ‡ (b)	4,641	4,589
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 ‡ (b)	11,000	10,711
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	998	906
Series 2016-1, Class B, 3.65%, 1/7/2026	836	551
Series 2018-1, Class B, 4.60%, 3/1/2026	3,695	2,460
Series 2014-1, Class A, 4.00%, 4/11/2026	5,679	4,972
Series 2019-2, Class B, 3.50%, 5/1/2028	12,165	7,862
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,517	2,298
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,562	1,422
Series 2018-1, Class AA, 3.50%, 3/1/2030	15,303	13,862
Series 2019-1, Class AA, 4.15%, 8/25/2031	14,955	13,978
Series 2019-1, Class A, 4.55%, 8/25/2031	13,520	10,042
Series 2019-2, Class AA, 2.70%, 5/1/2032	7,501	6,670
Upstart Securitization Trust Series 2018-1, Class C, 5.00%, 8/20/2025 ‡ (b)	2,092	2,083
US Auto Funding LLC
Series 2019-1A, Class A, 3.61%, 4/15/2022 (b)	16,487	16,536
Series 2018-1A, Class A, 5.50%, 7/15/2023 (b)	12,620	12,757
USASF Receivables LLC Series 2017-1, Class A, 5.75%, 9/15/2030 (b)	2,499	2,405
Vericrest Opportunity Loan Trust
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049 ‡ (b) (e)	26,414	24,899
Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049 ‡ (b) (e)	30,828	29,216
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050 ‡ (b) (e)	42,613	40,234
Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (b) (e)	23,380	18,061
Verizon Owner Trust Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	6,567	6,591
VMD-WL1 4.71%, 1/31/2021 (h)	16,278	16,182
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (b) (e)	16,459	15,792

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT LXXX LLC
Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049 ‡ (b) (e)	9,909	9,443
Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 (b) (e)	29,200	23,034
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 ‡ (b) (e)	10,272	9,694
VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049 ‡ (b) (e)	44,578	42,108
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050 ‡ (b) (e)	30,411	28,681
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050 (b) (e)	33,383	31,657
VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050 ‡ (b) (e)	20,456	19,360
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (b)	9,131	7,931
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	4,901	4,806
Westlake Automobile Receivables Trust
Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	5,969	5,981
Series 2018-1A, Class C, 2.92%, 5/15/2023 (b)	1,801	1,804
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	34,790	35,633
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	15,777	16,034

TOTAL ASSET-BACKED SECURITIES (Cost $3,487,699)		3,391,299

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9%
ACC 1/15/2021 ‡	25,108	25,108
Acre 6.25%, 12/22/2021	42,290	42,290
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	4,377	4,426
Series 2005-J1, Class 1A4, IF, IO, 4.93%, 2/25/2035 ‡ (h)	135	3
Series 2005-1CB, Class 1A6, IF, IO, 6.93%, 3/25/2035 ‡ (h)	1,282	214
Series 2005-22T1, Class A2, IF, IO, 4.90%, 6/25/2035 ‡ (h)	5,060	877
Series 2005-20CB, Class 3A8, IF, IO, 4.58%, 7/25/2035 ‡ (h)	4,330	651
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,805	1,748
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	64	43
Series 2005-37T1, Class A2, IF, IO, 4.88%, 9/25/2035 ‡ (h)	17,494	2,938
Series 2005-54CB, Class 1A2, IF, IO, 4.68%, 11/25/2035 ‡ (h)	6,873	1,142
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,739	1,545
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	24	24
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	720	688
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (h)	25	26
Antler Mortgage Trust
Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (b)	21,281	19,298
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (b)	31,986	31,676
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b)	1,389	1,351
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	8	7
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	289	284
Series 2005-9, Class CBIO, IO, 5.50%, 10/25/2035 ‡	873	135
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	221	174
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	267	283
Series 2004-C, Class 1A1, 4.41%, 12/20/2034 (h)	299	285
Series 2005-E, Class 4A1, 4.44%, 3/20/2035 (h)	64	64
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	213	201
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	202	177
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	77	57
Series 2006-1, Class XPO, PO, 1/25/2036 ‡	109	78
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 4.00%, 4/25/2033 (h)	100	94
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (h)	328	329

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bear Stearns ARM Trust
Series 2003-2, Class A5, 4.10%, 1/25/2033 (b) (h)	890	855
Series 2003-7, Class 3A, 3.96%, 10/25/2033 (h)	49	46
Series 2004-2, Class 14A, 3.74%, 5/25/2034 (h)	408	370
Series 2006-1, Class A1, 3.84%, 2/25/2036 (h)	1,263	1,233
CART 3.25%, 10/15/2024 ‡	10,325	10,191
Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048 (b) (e)	12,392	12,064
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	89	82
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	38	34
Chase Mortgage Finance Trust
Series 2007-A2, Class 1A1, 3.98%, 6/25/2035 (h)	258	244
Series 2007-A2, Class 2A1, 4.16%, 6/25/2035 (h)	412	395
Series 2007-A1, Class 1A3, 4.15%, 2/25/2037 (h)	294	284
Series 2007-A1, Class 7A1, 4.21%, 2/25/2037 (h)	87	83
Series 2007-A1, Class 9A1, 4.25%, 2/25/2037 (h)	246	236
Series 2007-A1, Class 2A1, 4.45%, 2/25/2037 (h)	493	479
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	13
Series 2002-18, PO, 11/25/2032 ‡	90	81
Series 2004-3, Class A26, 5.50%, 4/25/2034	244	249
Series 2004-3, Class A4, 5.75%, 4/25/2034	166	170
Series 2004-HYB1, Class 2A, 3.50%, 5/20/2034 (h)	78	74
Series 2004-HYB3, Class 2A, 3.07%, 6/20/2034 (h)	507	475
Series 2004-7, Class 2A1, 3.57%, 6/25/2034 (h)	57	57
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	984	992
Series 2004-HYB6, Class A3, 3.92%, 11/20/2034 (h)	303	289
Series 2005-14, Class A2, 5.50%, 7/25/2035	183	154
Series 2005-16, Class A23, 5.50%, 9/25/2035	84	73
Series 2005-22, Class 2A1, 3.56%, 11/25/2035 (h)	1,241	1,089
Citicorp Mortgage Securities Trust
Series 2006-1, Class 2A1, 5.00%, 2/25/2021	15	15
Series 2006-4, Class 1A2, 6.00%, 8/25/2036	430	429
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	1	1
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (h)	474	454
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.31%, 9/25/2033 (b) (h)	1,540	1,493
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (h)	3,616	3,601
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	37	33
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	26	26
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	30	29
Series 2003-1, Class PO2, PO, 10/25/2033 ‡	28	24
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	172	177
Series 2004-UST1, Class A6, 3.78%, 8/25/2034 (h)	122	111
Series 2005-1, Class 2A1A, 2.66%, 2/25/2035 (h)	191	153
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	894	926
Series 2005-5, Class 1A2, 3.78%, 8/25/2035 (h)	544	416
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (h) (k)	8,628	136
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	82	75
Series 2003-1, Class DB1, 6.73%, 2/25/2033 (h)	581	599
Series 2003-AR15, Class 3A1, 3.72%, 6/25/2033 (h)	201	191
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	404	417
Series 2003-23, Class 1P, PO, 10/25/2033 ‡	347	289
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	400	405
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	262	270
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	307	313
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	702	712

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2005-9, Class AP, PO, 10/25/2035 ‡	128		97
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,552		18
Series 2005-10, Class AP, PO, 11/25/2035 ‡	69		48
CSMA SFR Zero Coupon, 4/25/2023 ‡	52,196		51,152
CSMA SFR Holdings II 7/25/2023 ‡	47,512		47,465
CSMC Series 2010-17R, Class 1A1, 3.91%, 6/26/2036 (b) (h)	54		54
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	5,504		6,594
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.06%, 2/25/2020 (h)	98		98
Series 2005-3, Class 1A1, 4.27%, 6/25/2020 (h)	143		140
DT Asset Trust 5.84%, 12/16/2022	21,900		21,926
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	37		38
Series 24, Class ZE, 6.25%, 11/25/2023	32		34
Series 29, Class L, 7.50%, 4/25/2024	218		236
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	2,460		2,944
Series R007, Class ZA, 6.00%, 5/15/2036	3,256		3,881
FHLMC, REMIC
Series 1807, Class G, 9.00%, 10/15/2020	—	(i)	—	(i)
Series 1065, Class J, 9.00%, 4/15/2021	—	(i)	—	(i)
Series 1084, Class F, 1.13%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1084, Class S, HB, IF, 44.40%, 5/15/2021 (h)	—	(i)	—	(i)
Series 1144, Class KB, 8.50%, 9/15/2021	5		5
Series 3688, Class CU, 6.97%, 11/15/2021 (h)	61		62
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (h)	—	(i)	—	(i)
Series 3284, Class CB, 5.00%, 3/15/2022	20		20
Series 1206, Class IA, 7.00%, 3/15/2022	2		2
Series 1250, Class J, 7.00%, 5/15/2022	3		3
Series 1343, Class LB, 7.50%, 8/15/2022	4		4
Series 1343, Class LA, 8.00%, 8/15/2022	11		11
Series 1370, Class JA, 1.33%, 9/15/2022 (h)	7		7
Series 2512, Class PG, 5.50%, 10/15/2022	188		196
Series 1455, Class WB, IF, 4.27%, 12/15/2022 (h)	8		8
Series 2535, Class BK, 5.50%, 12/15/2022	59		61
Series 1470, Class F, 1.99%, 2/15/2023 (h)	1		1
Series 1466, Class PZ, 7.50%, 2/15/2023	67		71
Series 2586, Class HD, 5.50%, 3/15/2023	706		741
Series 1498, Class I, 1.33%, 4/15/2023 (h)	45		46
Series 2595, Class HC, 5.50%, 4/15/2023	865		909
Series 1502, Class PX, 7.00%, 4/15/2023	71		75
Series 1491, Class I, 7.50%, 4/15/2023	14		15
Series 1798, Class F, 5.00%, 5/15/2023	70		73
Series 1505, Class Q, 7.00%, 5/15/2023	8		9
Series 1518, Class G, IF, 8.79%, 5/15/2023 (h)	31		34
Series 204, Class E, HB, IF, 1,851.93%, 5/15/2023 (h)	—	(i)	—	(i)
Series 2033, Class J, 5.60%, 6/15/2023	155		162
Series 1541, Class O, 0.00%, 7/15/2023 (h)	32		31
Series 2638, Class DS, IF, 8.42%, 7/15/2023 (h)	50		53
Series 1541, Class M, HB, IF, 23.59%, 7/15/2023 (h)	7		8
Series 1570, Class F, 2.38%, 8/15/2023 (h)	2		2
Series 1608, Class L, 6.50%, 9/15/2023	211		227
Series 1573, Class PZ, 7.00%, 9/15/2023	53		57
Series 2571, Class SK, HB, IF, 33.71%, 9/15/2023 (h)	24		33
Series 1591, Class PV, 6.25%, 10/15/2023	31		33
Series 1602, Class SA, HB, IF, 20.10%, 10/15/2023 (h)	27		33
Series 2709, Class PG, 5.00%, 11/15/2023	964		1,011
Series 2710, Class HB, 5.50%, 11/15/2023	202		210
Series 1642, Class PJ, 6.00%, 11/15/2023	85		91

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2720, Class PC, 5.00%, 12/15/2023	100	105
Series 1983, Class Z, 6.50%, 12/15/2023	53	57
Series 2283, Class K, 6.50%, 12/15/2023	66	70
Series 1658, Class GZ, 7.00%, 1/15/2024	30	33
Series 1700, Class GA, PO, 2/15/2024	15	15
Series 1865, Class D, PO, 2/15/2024	52	51
Series 1671, Class L, 7.00%, 2/15/2024	14	15
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	19	22
Series 1686, Class SH, IF, 17.41%, 2/15/2024 (h)	3	4
Series 1709, Class FA, 0.00%, 3/15/2024 (h)	2	2
Series 1699, Class FC, 1.41%, 3/15/2024 (h)	6	6
Series 1695, Class EB, 7.00%, 3/15/2024	27	29
Series 1706, Class K, 7.00%, 3/15/2024	162	174
Series 2033, Class SN, HB, IF, 27.46%, 3/15/2024 (h)	18	3
Series 1720, Class PL, 7.50%, 4/15/2024	94	101
Series 2306, Class K, PO, 5/15/2024	24	24
Series 2306, Class SE, IF, IO, 9.92%, 5/15/2024 (h)	57	8
Series 1737, Class L, 6.00%, 6/15/2024	105	113
Series 1745, Class D, 7.50%, 8/15/2024	35	39
Series 3614, Class QB, 4.00%, 12/15/2024	1,236	1,300
Series 2903, Class Z, 5.00%, 12/15/2024	295	315
Series 2967, Class S, HB, IF, 32.82%, 4/15/2025 (h)	92	122
Series 3684, Class CY, 4.50%, 6/15/2025	4,212	4,473
Series 3022, Class SX, IF, 16.42%, 8/15/2025 (h)	39	48
Series 3051, Class DP, HB, IF, 27.22%, 10/15/2025 (h)	114	164
Series 3793, Class AB, 3.50%, 1/15/2026	4,133	4,338
Series 1829, Class ZB, 6.50%, 3/15/2026	14	15
Series 1863, Class Z, 6.50%, 7/15/2026	106	114
Series 1890, Class H, 7.50%, 9/15/2026	19	22
Series 1899, Class ZE, 8.00%, 9/15/2026	49	57
Series 1927, Class ZA, 6.50%, 1/15/2027	82	91
Series 1927, Class PH, 7.50%, 1/15/2027	133	153
Series 1963, Class Z, 7.50%, 1/15/2027	49	57
Series 1935, Class FL, 0.88%, 2/15/2027 (h)	3	3
Series 1981, Class Z, 6.00%, 5/15/2027	106	116
Series 1970, Class PG, 7.25%, 7/15/2027	6	7
Series 1987, Class PE, 7.50%, 9/15/2027	43	51
Series 2019, Class Z, 6.50%, 12/15/2027	62	69
Series 2038, Class PN, IO, 7.00%, 3/15/2028	77	12
Series 2040, Class PE, 7.50%, 3/15/2028	233	273
Series 2054, Class PV, 7.50%, 5/15/2028	82	95
Series 2063, Class PG, 6.50%, 6/15/2028	123	139
Series 2064, Class TE, 7.00%, 6/15/2028	15	17
Series 2070, Class C, 6.00%, 7/15/2028	67	76
Series 2075, Class PM, 6.25%, 8/15/2028	259	290
Series 2075, Class PH, 6.50%, 8/15/2028	242	277
Series 2086, Class GB, 6.00%, 9/15/2028	46	52
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	97	10
Series 2095, Class PE, 6.00%, 11/15/2028	216	245
Series 2106, Class ZD, 6.00%, 12/15/2028	414	468
Series 2388, Class FB, 0.78%, 1/15/2029 (h)	98	98
Series 2110, Class PG, 6.00%, 1/15/2029	564	641
Series 2125, Class JZ, 6.00%, 2/15/2029	127	138
Series 2126, Class CB, 6.25%, 2/15/2029	625	700
Series 2132, Class SB, HB, IF, 28.95%, 3/15/2029 (h)	15	26
Series 2141, IO, 7.00%, 4/15/2029	8	1
Series 2169, Class TB, 7.00%, 6/15/2029	497	576
Series 2163, Class PC, IO, 7.50%, 6/15/2029	41	4

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2172, Class QC, 7.00%, 7/15/2029	277	326
Series 2176, Class OJ, 7.00%, 8/15/2029	127	149
Series 3800, Class AI, IO, 4.00%, 11/15/2029	536	11
Series 2196, Class TL, 7.50%, 11/15/2029	1	1
Series 2201, Class C, 8.00%, 11/15/2029	104	120
Series 2204, Class GB, 8.00%, 12/20/2029 (h)	6	6
Series 2208, Class PG, 7.00%, 1/15/2030	259	306
Series 2209, Class TC, 8.00%, 1/15/2030	68	81
Series 2210, Class Z, 8.00%, 1/15/2030	251	305
Series 2224, Class CB, 8.00%, 3/15/2030	58	70
Series 3654, Class DC, 5.00%, 4/15/2030	6,098	7,110
Series 2230, Class Z, 8.00%, 4/15/2030	78	93
Series 2234, Class PZ, 7.50%, 5/15/2030	58	70
Series 2247, Class Z, 7.50%, 8/15/2030	57	68
Series 2256, Class MC, 7.25%, 9/15/2030	135	162
Series 2259, Class ZM, 7.00%, 10/15/2030	175	208
Series 2262, Class Z, 7.50%, 10/15/2030	18	22
Series 2271, Class PC, 7.25%, 12/15/2030	176	210
Series 2296, Class PD, 7.00%, 3/15/2031	105	124
Series 2313, Class LA, 6.50%, 5/15/2031	40	46
Series 2325, Class PM, 7.00%, 6/15/2031	88	105
Series 2359, Class ZB, 8.50%, 6/15/2031	212	259
Series 2333, Class HC, 6.00%, 7/15/2031	80	94
Series 2332, Class ZH, 7.00%, 7/15/2031	206	246
Series 2344, Class ZD, 6.50%, 8/15/2031	1,299	1,510
Series 2344, Class ZJ, 6.50%, 8/15/2031	146	173
Series 2345, Class NE, 6.50%, 8/15/2031	92	108
Series 2351, Class PZ, 6.50%, 8/15/2031	112	128
Series 2367, Class ME, 6.50%, 10/15/2031	119	134
Series 2399, Class OH, 6.50%, 1/15/2032	157	185
Series 2399, Class TH, 6.50%, 1/15/2032	183	215
Series 2418, Class FO, 1.08%, 2/15/2032 (h)	500	504
Series 2410, Class OE, 6.38%, 2/15/2032	124	137
Series 2410, Class NG, 6.50%, 2/15/2032	215	253
Series 2420, Class XK, 6.50%, 2/15/2032	258	304
Series 2475, Class S, IF, IO, 7.82%, 2/15/2032 (h)	518	106
Series 2410, Class QX, IF, IO, 8.47%, 2/15/2032 (h)	110	25
Series 2412, Class SP, IF, 15.73%, 2/15/2032 (h)	306	421
Series 2410, Class QS, IF, 19.02%, 2/15/2032 (h)	264	424
Series 2423, Class TB, 6.50%, 3/15/2032	337	382
Series 2430, Class WF, 6.50%, 3/15/2032	330	392
Series 2423, Class MC, 7.00%, 3/15/2032	193	231
Series 2423, Class MT, 7.00%, 3/15/2032	236	283
Series 2444, Class ES, IF, IO, 7.77%, 3/15/2032 (h)	220	46
Series 2450, Class SW, IF, IO, 7.82%, 3/15/2032 (h)	143	30
Series 2434, Class ZA, 6.50%, 4/15/2032	720	812
Series 2435, Class CJ, 6.50%, 4/15/2032	563	662
Series 2441, Class GF, 6.50%, 4/15/2032	81	95
Series 2434, Class TC, 7.00%, 4/15/2032	408	486
Series 2436, Class MC, 7.00%, 4/15/2032	121	139
Series 2455, Class GK, 6.50%, 5/15/2032	241	286
Series 2450, Class GZ, 7.00%, 5/15/2032	222	268
Series 2458, Class ZM, 6.50%, 6/15/2032	218	249
Series 2466, Class DH, 6.50%, 6/15/2032	145	164
Series 2466, Class PH, 6.50%, 6/15/2032	272	320
Series 2474, Class NR, 6.50%, 7/15/2032	269	307
Series 2484, Class LZ, 6.50%, 7/15/2032	332	400
Series 3393, Class JO, PO, 9/15/2032	871	816

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2500, Class MC, 6.00%, 9/15/2032	334	391
Series 2835, Class QO, PO, 12/15/2032	44	41
Series 2571, Class FY, 0.93%, 12/15/2032 (h)	320	325
Series 2543, Class YX, 6.00%, 12/15/2032	614	709
Series 2544, Class HC, 6.00%, 12/15/2032	312	356
Series 2571, Class SY, IF, 18.16%, 12/15/2032 (h)	189	281
Series 2552, Class ME, 6.00%, 1/15/2033	403	475
Series 2567, Class QD, 6.00%, 2/15/2033	343	405
Series 2575, Class ME, 6.00%, 2/15/2033	1,500	1,746
Series 2596, Class QG, 6.00%, 3/15/2033	257	289
Series 2586, Class WI, IO, 6.50%, 3/15/2033	164	33
Series 2631, Class SA, IF, 14.51%, 6/15/2033 (h)	577	784
Series 2653, Class PZ, 5.00%, 7/15/2033	3,562	3,957
Series 2642, Class SL, IF, 6.61%, 7/15/2033 (h)	4	5
Series 2692, Class SC, IF, 12.92%, 7/15/2033 (h)	202	273
Series 4238, Class WY, 3.00%, 8/15/2033	4,297	4,677
Series 2671, Class S, IF, 14.42%, 9/15/2033 (h)	156	223
Series 2733, Class SB, IF, 7.84%, 10/15/2033 (h)	4,543	5,396
Series 2780, Class SY, IF, 16.10%, 11/15/2033 (h)	82	115
Series 2722, Class PF, 0.78%, 12/15/2033 (h)	1,343	1,339
Series 3920, Class LP, 5.00%, 1/15/2034	2,118	2,445
Series 2744, Class PE, 5.50%, 2/15/2034	25	26
Series 2802, Class OH, 6.00%, 5/15/2034	1,056	1,185
Series 2990, Class SL, HB, IF, 23.82%, 6/15/2034 (h)	318	412
Series 3611, PO, 7/15/2034	864	824
Series 3305, Class MG, IF, 2.40%, 7/15/2034 (h)	338	367
Series 2990, Class GO, PO, 2/15/2035	270	251
Series 2929, Class MS, HB, IF, 27.35%, 2/15/2035 (h)	334	519
Series 3077, Class TO, PO, 4/15/2035	372	361
Series 2968, Class EH, 6.00%, 4/15/2035	9,187	10,702
Series 2981, Class FA, 0.58%, 5/15/2035 (h)	443	442
Series 2988, Class AF, 0.48%, 6/15/2035 (h)	589	585
Series 2990, Class WP, IF, 14.93%, 6/15/2035 (h)	13	18
Series 3014, Class OD, PO, 8/15/2035	60	55
Series 3085, Class WF, 0.98%, 8/15/2035 (h)	437	442
Series 3029, Class SO, PO, 9/15/2035	160	156
Series 3064, Class SG, IF, 19.39%, 11/15/2035 (h)	264	415
Series 3101, Class UZ, 6.00%, 1/15/2036	1,004	1,225
Series 3102, Class HS, HB, IF, 23.89%, 1/15/2036 (h)	58	89
Series 3117, Class AO, PO, 2/15/2036	587	570
Series 3117, Class EO, PO, 2/15/2036	223	210
Series 3117, Class OG, PO, 2/15/2036	188	179
Series 3117, Class OK, PO, 2/15/2036	194	184
Series 3122, Class OH, PO, 3/15/2036	367	346
Series 3122, Class OP, PO, 3/15/2036	337	327
Series 3134, PO, 3/15/2036	53	52
Series 3122, Class ZB, 6.00%, 3/15/2036	23	35
Series 3138, PO, 4/15/2036	270	258
Series 3147, PO, 4/15/2036	717	696
Series 3607, Class AO, PO, 4/15/2036	537	495
Series 3607, Class BO, PO, 4/15/2036	984	936
Series 3137, Class XP, 6.00%, 4/15/2036	640	760
Series 3219, Class DI, IO, 6.00%, 4/15/2036	530	113
Series 3819, Class ZQ, 6.00%, 4/15/2036	5,338	6,346
Series 3149, Class SO, PO, 5/15/2036	119	102
Series 3151, PO, 5/15/2036	288	272
Series 3153, Class EO, PO, 5/15/2036	414	382
Series 3233, Class OP, PO, 5/15/2036	79	74
Series 3998, Class GF, 0.63%, 5/15/2036 (h)	2,790	2,794
Series 3710, Class FL, 0.68%, 5/15/2036 (h)	137	137
Series 3171, Class MO, PO, 6/15/2036	717	693

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3164, Class MG, 6.00%, 6/15/2036	121	139
Series 3523, Class SD, IF, 19.16%, 6/15/2036 (h)	160	229
Series 3179, Class OA, PO, 7/15/2036	194	185
Series 3181, Class AZ, 6.50%, 7/15/2036	776	908
Series 3195, Class PD, 6.50%, 7/15/2036	561	650
Series 3194, Class SA, IF, IO, 6.92%, 7/15/2036 (h)	63	12
Series 3200, PO, 8/15/2036	278	266
Series 3200, Class AY, 5.50%, 8/15/2036	1,249	1,458
Series 3645, Class KZ, 5.50%, 8/15/2036	446	519
Series 3202, Class HI, IF, IO, 6.47%, 8/15/2036 (h)	4,178	925
Series 3213, Class OA, PO, 9/15/2036	156	144
Series 3218, Class AO, PO, 9/15/2036	128	110
Series 3225, Class EO, PO, 10/15/2036	325	309
Series 3232, Class ST, IF, IO, 6.52%, 10/15/2036 (h)	438	87
Series 3704, Class DT, 7.50%, 11/15/2036	4,188	5,145
Series 3256, PO, 12/15/2036	166	156
Series 3704, Class CT, 7.00%, 12/15/2036	9,866	12,011
Series 3704, Class ET, 7.50%, 12/15/2036	3,521	4,374
Series 3261, Class OA, PO, 1/15/2037	177	166
Series 3260, Class CS, IF, IO, 5.96%, 1/15/2037 (h)	280	57
Series 3274, Class JO, PO, 2/15/2037	52	50
Series 3510, Class OD, PO, 2/15/2037	472	453
Series 3275, Class FL, 0.62%, 2/15/2037 (h)	326	326
Series 3274, Class B, 6.00%, 2/15/2037	373	420
Series 3286, PO, 3/15/2037	65	63
Series 3290, Class SB, IF, IO, 6.27%, 3/15/2037 (h)	462	95
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (h)	160	201
Series 3373, Class TO, PO, 4/15/2037	194	181
Series 3302, Class UT, 6.00%, 4/15/2037	486	573
Series 3316, PO, 5/15/2037	316	289
Series 3318, Class AO, PO, 5/15/2037	12	11
Series 3607, PO, 5/15/2037	1,810	1,696
Series 3315, Class HZ, 6.00%, 5/15/2037	521	593
Series 3326, Class JO, PO, 6/15/2037	34	32
Series 3331, PO, 6/15/2037	177	169
Series 3607, Class OP, PO, 7/15/2037	1,575	1,444
Series 4032, Class TO, PO, 7/15/2037	2,490	2,274
Series 4048, Class FJ, 1.38%, 7/15/2037 (h)	6,030	6,029
Series 3344, Class SL, IF, IO, 6.42%, 7/15/2037 (h)	358	68
Series 3365, PO, 9/15/2037	252	233
Series 3371, Class FA, 0.78%, 9/15/2037 (h)	127	128
Series 3387, Class SA, IF, IO, 6.24%, 11/15/2037 (h)	1,897	371
Series 3383, Class SA, IF, IO, 6.27%, 11/15/2037 (h)	1,301	269
Series 3404, Class SC, IF, IO, 5.82%, 1/15/2038 (h)	2,499	519
Series 3422, Class SE, IF, 16.99%, 2/15/2038 (h)	91	120
Series 3423, Class PB, 5.50%, 3/15/2038	2,047	2,379
Series 3424, Class PI, IF, IO, 6.62%, 4/15/2038 (h)	1,085	181
Series 3453, Class B, 5.50%, 5/15/2038	246	279
Series 3461, Class LZ, 6.00%, 6/15/2038	114	133
Series 3461, Class Z, 6.00%, 6/15/2038	2,868	3,309
Series 3455, Class SE, IF, IO, 6.02%, 6/15/2038 (h)	1,018	178
Series 3481, Class SJ, IF, IO, 5.67%, 8/15/2038 (h)	1,805	357
Series 3895, Class WA, 5.70%, 10/15/2038 (h)	866	981
Series 3501, Class CB, 5.50%, 1/15/2039	1,414	1,643
Series 3546, Class A, 3.64%, 2/15/2039 (h)	485	500
Series 3511, Class SA, IF, IO, 5.82%, 2/15/2039 (h)	719	140
Series 4095, Class FB, 0.58%, 4/15/2039 (h)	2,294	2,296
Series 4087, Class FA, 0.63%, 5/15/2039 (h)	1,804	1,806
Series 3531, Class SM, IF, IO, 5.92%, 5/15/2039 (h)	148	23
Series 3531, Class SA, IF, IO, 6.12%, 5/15/2039 (h)	903	80
Series 3549, Class FA, 1.38%, 7/15/2039 (h)	222	225
Series 3680, Class MA, 4.50%, 7/15/2039	3,493	3,711

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 4073, Class MF, 0.63%, 8/15/2039 (h)	495		495
Series 4219, Class JA, 3.50%, 8/15/2039	2,674		2,743
Series 3607, Class TO, PO, 10/15/2039	871		812
Series 3795, Class EI, IO, 5.00%, 10/15/2039	1,807		144
Series 3608, Class SC, IF, IO, 6.07%, 12/15/2039 (h)	742		148
Series 3621, Class BO, PO, 1/15/2040	790		750
Series 3802, Class LS, IF, IO, 2.76%, 1/15/2040 (h)	4,856		269
Series 3632, Class BS, IF, 16.89%, 2/15/2040 (h)	2,566		3,799
Series 3966, Class BF, 0.68%, 10/15/2040 (h)	953		954
Series 3740, Class SB, IF, IO, 5.82%, 10/15/2040 (h)	3,405		642
Series 3740, Class SC, IF, IO, 5.82%, 10/15/2040 (h)	2,636		489
Series 3801, Class GB, 4.50%, 11/15/2040	1,072		1,191
Series 3779, Class GZ, 4.50%, 12/15/2040	13,447		14,985
Series 3779, Class Z, 4.50%, 12/15/2040	34,850		39,338
Series 3860, Class PZ, 5.00%, 5/15/2041	11,552		14,151
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	1,934		2,169
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	5,426		6,032
Series 4048, Class FB, 0.58%, 10/15/2041 (h)	5,200		5,191
Series 3957, Class B, 4.00%, 11/15/2041	4,253		4,706
Series 3966, Class NA, 4.00%, 12/15/2041	2,561		2,851
Series 4012, Class FN, 0.68%, 3/15/2042 (h)	6,436		6,441
Series 4077, Class FB, 0.68%, 7/15/2042 (h)	3,116		3,121
Series 4217, Class KY, 3.00%, 6/15/2043	1,794		1,989
Series 4257, Class DZ, 2.50%, 10/15/2043	5,772		5,980
Series 4374, Class NC, 3.75%, 2/15/2046 (e)	1,573		1,583
Series 3688, Class GT, 7.37%, 11/15/2046 (h)	4,763		5,649
Series 4784, Class NZ, 4.00%, 5/15/2048	4,347		4,753
Series 4822, Class Z, 4.00%, 5/15/2048	16,449		18,096
Series 4809, Class KZ, 4.00%, 6/15/2048	20,511		22,433
Series 4818, Class DZ, 4.00%, 6/15/2048	16,139		17,585
Series 4807, Class EZ, 4.00%, 7/15/2048	8,366		9,199
Series 4809, Class ZM, 4.00%, 7/15/2048	32,386		35,826
Series 4822, Class ZB, 4.00%, 7/15/2048	9,302		10,197
Series 4838, Class KZ, 4.00%, 9/15/2048	10,653		11,575
Series 4837, Class ZB, 4.00%, 10/15/2048	8,818		9,857
FHLMC, STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	1		—	(i)
Series 243, Class 17, IO, 4.50%, 12/15/2020	—	(i)	—	(i)
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(i)	—	(i)
Series 197, PO, 4/1/2028	440		427
Series 233, Class 11, IO, 5.00%, 9/15/2035	965		171
Series 233, Class 12, IO, 5.00%, 9/15/2035	819		156
Series 233, Class 13, IO, 5.00%, 9/15/2035	1,545		271
Series 239, Class S30, IF, IO, 7.52%, 8/15/2036 (h)	2,763		700
Series 264, Class F1, 0.73%, 7/15/2042 (h)	15,191		15,282
Series 262, Class 35, 3.50%, 7/15/2042	33,367		37,339
Series 270, Class F1, 0.68%, 8/15/2042 (h)	6,052		6,136
Series 299, Class 300, 3.00%, 1/15/2043	3,375		3,655
Series 310, PO, 9/15/2043	6,977		6,587
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.32%, 7/25/2032 (h)	459		519
Series T-48, Class 1A, 4.86%, 7/25/2033 (h)	1,369		1,530
Series T-76, Class 2A, 2.25%, 10/25/2037 (h)	9,496		10,485
Series T-42, Class A5, 7.50%, 2/25/2042	1,865		2,292
Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	322		430
Series T-54, Class 2A, 6.50%, 2/25/2043	1,928		2,357
Series T-54, Class 3A, 7.00%, 2/25/2043	629		774
Series T-56, Class A5, 5.23%, 5/25/2043	4,357		5,006
Series T-57, Class 1AP, PO, 7/25/2043	163		143
Series T-57, Class 1A3, 7.50%, 7/25/2043	429		549

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series T-58, Class APO, PO, 9/25/2043	181		159
Series T-58, Class 4A, 7.50%, 9/25/2043	2,399		2,861
Series T-59, Class 1AP, PO, 10/25/2043	212		171
Series T-59, Class 1A2, 7.00%, 10/25/2043	2,454		3,068
Series T-62, Class 1A1, 2.89%, 10/25/2044 (h)	3,376		3,397
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	746		561
Series 2007-FA4, Class 1A2, IF, IO, 5.48%, 8/25/2037 ‡ (h)	6,471		1,682
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,762		2,088
Series 2003-W8, Class 3F1, 0.57%, 5/25/2042 (h)	239		239
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	441		515
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	749		884
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	2,804		3,179
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	1,017		1,197
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	1,136		1,360
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	366		432
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	364		437
Series 2004-W15, Class 2AF, 0.42%, 8/25/2044 (h)	1,086		1,080
Series 2005-W3, Class 2AF, 0.39%, 3/25/2045 (h)	8,636		8,601
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	470		544
Series 2006-W2, Class 2A, 3.69%, 11/25/2045 (h)	1,191		1,273
Series 2006-W2, Class 1AF1, 0.39%, 2/25/2046 (h)	3,852		3,851
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (h)	544		597
Series 2001-T3, Class A1, 7.50%, 11/25/2040	869		990
Series 2002-T16, Class A2, 7.00%, 7/25/2042	996		1,209
Series 2004-T2, Class 2A, 4.25%, 7/25/2043 (h)	874		928
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,622		1,928
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	190		224
Series 2004-T3, Class PT1, 10.18%, 1/25/2044 (h)	197		240
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	2,436		2,883
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	1,022		1,227
FNMA, REMIC
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(i)	—	(i)
Series 1990-102, Class J, 6.50%, 8/25/2020	—	(i)	—	(i)
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(i)	—	(i)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(i)	—	(i)
Series 1990-134, Class SC, HB, IF, 21.35%, 11/25/2020 (h)	—	(i)	—	(i)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(i)	—	(i)
Series 1991-24, Class Z, 5.00%, 3/25/2021	—	(i)	—	(i)
Series 2001-4, Class PC, 7.00%, 3/25/2021	8		8
Series 1991-42, Class S, IF, 17.38%, 5/25/2021 (h)	—	(i)	—	(i)
Series G-14, Class L, 8.50%, 6/25/2021	—	(i)	—	(i)
Series G-18, Class Z, 8.75%, 6/25/2021	—	(i)	—	(i)
Series 2001-48, Class Z, 6.50%, 9/25/2021	124		127
Series G-35, Class M, 8.75%, 10/25/2021	—	(i)	—	(i)
Series G-51, Class SA, HB, IF, 28.58%, 12/25/2021 (h)	—	(i)	—	(i)
Series 2002-5, Class PK, 6.00%, 2/25/2022	149		153
Series 2002-1, Class HC, 6.50%, 2/25/2022	25		26
Series 2007-15, Class NO, PO, 3/25/2022	51		50
Series 1992-101, Class J, 7.50%, 6/25/2022	—	(i)	—	(i)
Series G92-42, Class Z, 7.00%, 7/25/2022	2		2
Series G92-35, Class E, 7.50%, 7/25/2022	25		26
Series 1992-117, Class MA, 8.00%, 7/25/2022	41		43
Series G92-44, Class ZQ, 8.00%, 7/25/2022	2		2
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(i)	—	(i)
Series 1992-136, Class PK, 6.00%, 8/25/2022	7		8
Series 1996-59, Class J, 6.50%, 8/25/2022	9		9
Series G92-52, Class FD, 0.51%, 9/25/2022 (h)	3		3

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1992-143, Class MA, 5.50%, 9/25/2022	4		4
Series 2002-54, Class PG, 6.00%, 9/25/2022	260		270
Series G92-54, Class ZQ, 7.50%, 9/25/2022	15		16
Series 1992-163, Class M, 7.75%, 9/25/2022	12		13
Series 1992-150, Class M, 8.00%, 9/25/2022	45		47
Series G92-62, Class B, PO, 10/25/2022	5		5
Series G92-59, Class F, 1.58%, 10/25/2022 (h)	2		2
Series G92-61, Class Z, 7.00%, 10/25/2022	6		6
Series 1992-188, Class PZ, 7.50%, 10/25/2022	27		28
Series G93-1, Class KA, 7.90%, 1/25/2023	23		24
Series G93-5, Class Z, 6.50%, 2/25/2023	12		13
Series 1997-61, Class ZC, 7.00%, 2/25/2023	121		128
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	4		5
Series 2003-17, Class EQ, 5.50%, 3/25/2023	499		521
Series G93-14, Class J, 6.50%, 3/25/2023	9		9
Series 1993-37, Class PX, 7.00%, 3/25/2023	86		90
Series 1993-25, Class J, 7.50%, 3/25/2023	27		29
Series 1993-21, Class KA, 7.70%, 3/25/2023	12		13
Series 1998-4, Class C, PO, 4/25/2023	6		5
Series 2003-23, Class EQ, 5.50%, 4/25/2023	955		999
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	19		21
Series 1993-54, Class Z, 7.00%, 4/25/2023	26		27
Series 1993-62, Class SA, IF, 18.47%, 4/25/2023 (h)	12		14
Series 1998-43, Class SA, HB, IF, 21.11%, 4/25/2023 (h)	24		5
Series 2003-39, Class LW, 5.50%, 5/25/2023	228		237
Series 1993-56, Class PZ, 7.00%, 5/25/2023	291		309
Series 2008-47, Class SI, IF, IO, 6.33%, 6/25/2023 (h)	63		2
Series 2008-61, Class BH, 4.50%, 7/25/2023	329		340
Series 1993-136, Class ZB, 6.00%, 7/25/2023 (h)	131		139
Series 1993-122, Class M, 6.50%, 7/25/2023	6		7
Series 1993-99, Class Z, 7.00%, 7/25/2023	148		157
Series 2002-1, Class G, 7.00%, 7/25/2023	98		104
Series G93-27, Class FD, 1.05%, 8/25/2023 (h)	15		15
Series 2002-83, Class CS, 6.88%, 8/25/2023	140		149
Series 1993-141, Class Z, 7.00%, 8/25/2023	240		255
Series 1999-38, Class SK, IF, IO, 7.88%, 8/25/2023 (h)	5		—	(i)
Series 1996-14, Class SE, IF, IO, 10.00%, 8/25/2023 (h)	128		14
Series 1993-205, Class H, PO, 9/25/2023	11		11
Series G93-37, Class H, PO, 9/25/2023	4		3
Series 1993-178, Class PK, 6.50%, 9/25/2023	13		14
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	9		10
Series 1993-165, Class SD, IF, 12.98%, 9/25/2023 (h)	7		8
Series 1993-183, Class KA, 6.50%, 10/25/2023	204		218
Series 1993-189, Class PL, 6.50%, 10/25/2023	75		80
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	4		5
Series 1999-52, Class NS, HB, IF, 22.91%, 10/25/2023 (h)	12		15
Series 1993-179, Class SB, HB, IF, 25.88%, 10/25/2023 (h)	6		8
Series 1994-9, Class E, PO, 11/25/2023	1		1
Series 1995-19, Class Z, 6.50%, 11/25/2023	77		82
Series 1993-230, Class FA, 1.09%, 12/25/2023 (h)	7		7
Series 1993-247, Class FE, 1.17%, 12/25/2023 (h)	17		17
Series 1993-225, Class UB, 6.50%, 12/25/2023	21		23
Series 1993-247, Class SU, IF, 12.07%, 12/25/2023 (h)	8		9
Series 2002-1, Class UD, HB, IF, 23.91%, 12/25/2023 (h)	17		22
Series 1993-247, Class SA, HB, IF, 27.10%, 12/25/2023 (h)	20		25
Series 2009-9, IO, 5.00%, 2/25/2024	3		—	(i)
Series 2009-15, Class MI, IO, 5.00%, 3/25/2024	—	(i)	—	(i)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-18, IO, 5.00%, 3/25/2024	1	—	(i)
Series 1994-37, Class L, 6.50%, 3/25/2024	63	67
Series 1994-40, Class Z, 6.50%, 3/25/2024	396	427
Series 1994-62, Class PK, 7.00%, 4/25/2024	581	622
Series 1994-63, Class PK, 7.00%, 4/25/2024	253	274
Series 2004-53, Class NC, 5.50%, 7/25/2024	63	66
Series 2004-65, Class EY, 5.50%, 8/25/2024	680	717
Series 2004-81, Class JG, 5.00%, 11/25/2024	1,081	1,140
Series 1995-2, Class Z, 8.50%, 1/25/2025	14	16
Series G95-1, Class C, 8.80%, 1/25/2025	23	26
Series 2005-67, Class EY, 5.50%, 8/25/2025	771	832
Series 2005-121, Class DX, 5.50%, 1/25/2026	477	510
Series 2006-94, Class GK, HB, IF, 32.41%, 10/25/2026 (h)	105	163
Series 1996-48, Class Z, 7.00%, 11/25/2026	153	167
Series 1997-20, IO, 1.84%, 3/25/2027 (h)	50	1
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (h)	18	—	(i)
Series 1997-27, Class J, 7.50%, 4/18/2027	33	38
Series 1997-29, Class J, 7.50%, 4/20/2027	50	58
Series 1997-32, Class PG, 6.50%, 4/25/2027	111	123
Series 1997-39, Class PD, 7.50%, 5/20/2027	203	233
Series 1997-42, Class ZC, 6.50%, 7/18/2027	8	9
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	51	5
Series 1998-36, Class ZB, 6.00%, 7/18/2028	58	66
Series 2008-55, Class S, IF, IO, 7.43%, 7/25/2028 (h)	1,711	230
Series 1998-66, Class SB, IF, IO, 7.98%, 12/25/2028 (h)	38	2
Series 2009-11, Class NB, 5.00%, 3/25/2029	1,325	1,412
Series 1999-18, Class Z, 5.50%, 4/18/2029	89	97
Series 1999-17, Class C, 6.35%, 4/25/2029	36	41
Series 1999-62, Class PB, 7.50%, 12/18/2029	57	66
Series 2000-2, Class ZE, 7.50%, 2/25/2030	306	360
Series 2000-20, Class SA, IF, IO, 8.93%, 7/25/2030 (h)	96	14
Series 2000-52, IO, 8.50%, 1/25/2031	16	3
Series 2001-7, Class PF, 7.00%, 3/25/2031	39	47
Series 2011-31, Class DB, 3.50%, 4/25/2031	7,611	8,209
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	220	38
Series 2001-30, Class PM, 7.00%, 7/25/2031	129	155
Series 2001-36, Class DE, 7.00%, 8/25/2031	238	282
Series 2001-49, Class Z, 6.50%, 9/25/2031	53	62
Series 2001-44, Class MY, 7.00%, 9/25/2031	315	378
Series 2001-44, Class PD, 7.00%, 9/25/2031	65	77
Series 2001-44, Class PU, 7.00%, 9/25/2031	37	44
Series 2001-60, Class QS, HB, IF, 23.91%, 9/25/2031 (h)	160	246
Series 2001-52, Class KB, 6.50%, 10/25/2031	39	45
Series 2003-52, Class SX, HB, IF, 22.45%, 10/25/2031 (h)	100	167
Series 2001-60, Class PX, 6.00%, 11/25/2031	406	471
Series 2001-61, Class Z, 7.00%, 11/25/2031	427	513
Series 2004-74, Class SW, IF, 15.14%, 11/25/2031 (h)	124	177
Series 2001-72, Class SX, IF, 17.07%, 12/25/2031 (h)	12	17
Series 2001-81, Class LO, PO, 1/25/2032	15	15
Series 2002-1, Class SA, HB, IF, 24.64%, 2/25/2032 (h)	30	44
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	385	14
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	5	7
Series 2002-21, Class LO, PO, 4/25/2032	13	13
Series 2002-15, Class ZA, 6.00%, 4/25/2032	995	1,116
Series 2002-21, Class PE, 6.50%, 4/25/2032	177	208
Series 2002-28, Class PK, 6.50%, 5/25/2032	362	424
Series 2002-37, Class Z, 6.50%, 6/25/2032	158	179
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	676	119

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2002-48, Class GH, 6.50%, 8/25/2032	457	545
Series 2002-71, Class AP, 5.00%, 11/25/2032	100	110
Series 2011-39, Class ZA, 6.00%, 11/25/2032	2,946	3,425
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	134	162
Series 2004-61, Class SH, HB, IF, 23.32%, 11/25/2032 (h)	50	82
Series 2004-59, Class BG, PO, 12/25/2032	83	78
Series 2002-78, Class Z, 5.50%, 12/25/2032	928	1,077
Series 2002-77, Class S, IF, 14.17%, 12/25/2032 (h)	68	92
Series 2003-9, Class NZ, 6.50%, 2/25/2033	163	189
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	167	13
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,581	1,758
Series 2003-35, Class EA, PO, 5/25/2033	45	42
Series 2003-42, Class GB, 4.00%, 5/25/2033	87	97
Series 2003-34, Class AX, 6.00%, 5/25/2033	285	336
Series 2003-34, Class ED, 6.00%, 5/25/2033	1,292	1,515
Series 2003-34, Class GE, 6.00%, 5/25/2033	601	690
Series 2003-39, IO, 6.00%, 5/25/2033 (h)	72	14
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	661	149
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	1,199	142
Series 2003-47, Class PE, 5.75%, 6/25/2033	445	526
Series 2004-4, Class QI, IF, IO, 6.93%, 6/25/2033 (h)	347	21
Series 2004-4, Class QM, IF, 13.86%, 6/25/2033 (h)	258	289
Series 2003-64, Class SX, IF, 12.82%, 7/25/2033 (h)	181	235
Series 2003-132, Class OA, PO, 8/25/2033	30	29
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	1,677	310
Series 2003-73, Class HC, 5.50%, 8/25/2033	773	898
Series 2003-71, Class DS, IF, 6.97%, 8/25/2033 (h)	722	861
Series 2003-74, Class SH, IF, 9.87%, 8/25/2033 (h)	81	104
Series 2005-56, Class TP, IF, 17.65%, 8/25/2033 (h)	223	281
Series 2003-91, Class SD, IF, 12.22%, 9/25/2033 (h)	117	150
Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887	8,660
Series 2003-105, Class AZ, 5.50%, 10/25/2033	5,653	6,572
Series 2003-116, Class SB, IF, IO, 7.43%, 11/25/2033 (h)	843	181
Series 2006-44, Class P, PO, 12/25/2033	669	635
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	4,633	5,671
Series 2003-130, Class CS, IF, 13.76%, 12/25/2033 (h)	14	15
Series 2004-87, Class F, 0.92%, 1/25/2034 (h)	1,024	1,037
Series 2003-130, Class SX, IF, 11.27%, 1/25/2034 (h)	25	30
Series 2003-131, Class SK, IF, 15.23%, 1/25/2034 (h)	79	94
Series 2004-46, Class EP, PO, 3/25/2034	712	702
Series 2004-28, Class PF, 0.57%, 3/25/2034 (h)	653	652
Series 2004-17, Class H, 5.50%, 4/25/2034	1,743	2,054
Series 2004-25, Class SA, IF, 19.06%, 4/25/2034 (h)	362	545
Series 2004-36, Class FA, 0.57%, 5/25/2034 (h)	1,814	1,813
Series 2004-46, Class SK, IF, 16.04%, 5/25/2034 (h)	98	137
Series 2004-36, Class SA, IF, 19.06%, 5/25/2034 (h)	776	1,213
Series 2004-46, Class QB, HB, IF, 23.33%, 5/25/2034 (h)	153	245
Series 2004-50, Class VZ, 5.50%, 7/25/2034	2,904	3,316
Series 2004-51, Class SY, IF, 13.90%, 7/25/2034 (h)	111	144
Series 2005-93, Class MF, 0.42%, 8/25/2034 (h)	374	375
Series 2004-79, Class SP, IF, 19.34%, 11/25/2034 (h)	30	32
Series 2006-60, Class DO, PO, 4/25/2035	73	72
Series 2005-25, Class PF, 0.52%, 4/25/2035 (h)	826	824
Series 2005-42, Class PS, IF, 16.58%, 5/25/2035 (h)	43	55
Series 2005-74, Class CS, IF, 19.56%, 5/25/2035 (h)	738	971
Series 2005-74, Class SK, IF, 19.67%, 5/25/2035 (h)	507	671
Series 2005-74, Class CP, HB, IF, 24.13%, 5/25/2035 (h)	169	228
Series 2005-59, Class SU, HB, IF, 24.66%, 6/25/2035 (h)	237	411

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-56, Class S, IF, IO, 6.54%, 7/25/2035 (h)	544	130
Series 2005-66, Class SG, IF, 16.95%, 7/25/2035 (h)	232	349
Series 2005-68, Class PG, 5.50%, 8/25/2035	747	851
Series 2005-73, Class ZB, 5.50%, 8/25/2035	5,029	5,836
Series 2005-73, Class PS, IF, 16.28%, 8/25/2035 (h)	285	400
Series 2005-72, Class SB, IF, 16.45%, 8/25/2035 (h)	252	353
Series 2005-90, PO, 9/25/2035	85	84
Series 2005-75, Class SV, HB, IF, 23.53%, 9/25/2035 (h)	68	104
Series 2010-39, Class OT, PO, 10/25/2035	178	174
Series 2005-84, Class XM, 5.75%, 10/25/2035	636	720
Series 2005-90, Class ES, IF, 16.45%, 10/25/2035 (h)	304	436
Series 2005-106, Class US, HB, IF, 23.95%, 11/25/2035 (h)	1,379	2,132
Series 2005-110, Class GL, 5.50%, 12/25/2035	3,824	4,275
Series 2006-46, Class UC, 5.50%, 12/25/2035	341	369
Series 2005-109, Class PC, 6.00%, 12/25/2035	112	125
Series 2006-15, Class OT, PO, 1/25/2036	9	9
Series 2006-39, Class WC, 5.50%, 1/25/2036	214	234
Series 2006-16, Class OA, PO, 3/25/2036	145	137
Series 2006-8, Class WQ, PO, 3/25/2036	1,414	1,293
Series 2006-12, Class BZ, 5.50%, 3/25/2036	1,743	1,988
Series 2006-16, Class HZ, 5.50%, 3/25/2036	541	625
Series 2006-8, Class JZ, 5.50%, 3/25/2036	1,962	2,315
Series 2006-8, Class WN, IF, IO, 6.53%, 3/25/2036 (h)	5,184	1,175
Series 2006-11, Class PS, HB, IF, 23.95%, 3/25/2036 (h)	134	226
Series 2006-22, Class AO, PO, 4/25/2036	476	452
Series 2006-23, Class KO, PO, 4/25/2036	170	165
Series 2006-27, Class OH, PO, 4/25/2036	341	324
Series 2006-23, Class FK, 0.42%, 4/25/2036 (h)	702	695
Series 2006-33, Class LS, HB, IF, 29.39%, 5/25/2036 (h)	153	271
Series 2006-43, PO, 6/25/2036	129	126
Series 2006-43, Class DO, PO, 6/25/2036	391	365
Series 2006-44, Class GO, PO, 6/25/2036	252	237
Series 2006-50, Class JO, PO, 6/25/2036	893	838
Series 2006-50, Class PS, PO, 6/25/2036	1,078	1,053
Series 2006-46, Class FW, 0.57%, 6/25/2036 (h)	289	287
Series 2006-53, Class US, IF, IO, 6.41%, 6/25/2036 (h)	1,089	220
Series 2006-46, Class SW, HB, IF, 23.58%, 6/25/2036 (h)	46	76
Series 2006-113, PO, 7/25/2036	56	56
Series 2006-58, PO, 7/25/2036	149	141
Series 2006-58, Class AP, PO, 7/25/2036	82	77
Series 2006-65, Class QO, PO, 7/25/2036	293	278
Series 2006-56, Class FC, 0.46%, 7/25/2036 (h)	2,387	2,373
Series 2006-58, Class FL, 0.63%, 7/25/2036 (h)	240	241
Series 2006-71, Class ZL, 6.00%, 7/25/2036	3,310	3,898
Series 2006-58, Class IG, IF, IO, 6.35%, 7/25/2036 (h)	448	81
Series 2006-63, Class ZH, 6.50%, 7/25/2036	1,431	1,706
Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,896	2,293
Series 2006-60, Class AK, HB, IF, 28.13%, 7/25/2036 (h)	148	243
Series 2006-62, Class PS, HB, IF, 38.89%, 7/25/2036 (h)	112	247
Series 2006-72, Class TO, PO, 8/25/2036	105	97
Series 2006-79, Class DO, PO, 8/25/2036	208	203
Series 2006-79, Class OP, PO, 8/25/2036	303	282
Series 2006-79, Class DF, 0.52%, 8/25/2036 (h)	878	875
Series 2007-7, Class SG, IF, IO, 6.33%, 8/25/2036 (h)	810	290
Series 2006-77, Class PC, 6.50%, 8/25/2036	919	1,055
Series 2006-78, Class BZ, 6.50%, 8/25/2036	221	259
Series 2006-86, Class OB, PO, 9/25/2036	300	286
Series 2006-90, Class AO, PO, 9/25/2036	238	227

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2008-42, Class AO, PO, 9/25/2036	113	106
Series 2006-85, Class MZ, 6.50%, 9/25/2036	94	110
Series 2009-19, Class PW, 4.50%, 10/25/2036	1,319	1,488
Series 2006-95, Class SG, HB, IF, 25.53%, 10/25/2036 (h)	170	285
Series 2006-109, PO, 11/25/2036	74	69
Series 2006-110, PO, 11/25/2036	456	429
Series 2006-111, Class EO, PO, 11/25/2036	203	188
Series 2006-115, Class OK, PO, 12/25/2036	255	237
Series 2006-119, PO, 12/25/2036	107	103
Series 2006-118, Class A1, 0.55%, 12/25/2036 (h)	463	460
Series 2006-118, Class A2, 0.55%, 12/25/2036 (h)	2,104	2,084
Series 2006-117, Class GS, IF, IO, 6.48%, 12/25/2036 (h)	835	181
Series 2006-115, Class ES, HB, IF, 25.89%, 12/25/2036 (h)	37	60
Series 2006-128, PO, 1/25/2037	264	249
Series 2009-70, Class CO, PO, 1/25/2037	681	634
Series 2006-128, Class BP, 5.50%, 1/25/2037	166	181
Series 2007-10, Class FD, 0.42%, 2/25/2037 (h)	595	592
Series 2007-1, Class SD, HB, IF, 37.99%, 2/25/2037 (h)	73	269
Series 2007-14, Class OP, PO, 3/25/2037	204	196
Series 2007-77, Class FG, 0.67%, 3/25/2037 (h)	514	515
Series 2007-16, Class FC, 0.92%, 3/25/2037 (h)	324	338
Series 2009-63, Class P, 5.00%, 3/25/2037	42	48
Series 2007-22, Class SC, IF, IO, 5.91%, 3/25/2037 (h)	32	1
Series 2007-18, Class MZ, 6.00%, 3/25/2037	530	600
Series 2007-14, Class ES, IF, IO, 6.27%, 3/25/2037 (h)	1,842	355
Series 2007-28, Class EO, PO, 4/25/2037	666	620
Series 2007-35, Class SI, IF, IO, 5.93%, 4/25/2037 (h)	468	51
Series 2007-29, Class SG, HB, IF, 22.11%, 4/25/2037 (h)	338	573
Series 2007-43, Class FL, 0.47%, 5/25/2037 (h)	350	348
Series 2007-42, Class B, 6.00%, 5/25/2037	1,105	1,288
Series 2007-54, Class FA, 0.57%, 6/25/2037 (h)	1,841	1,846
Series 2007-98, Class FB, 0.62%, 6/25/2037 (h)	181	189
Series 2007-92, Class YS, IF, IO, 5.61%, 6/25/2037 (h)	352	56
Series 2007-53, Class SH, IF, IO, 5.93%, 6/25/2037 (h)	1,015	176
Series 2007-54, Class WI, IF, IO, 5.93%, 6/25/2037 (h)	407	85
Series 2007-92, Class YA, 6.50%, 6/25/2037	211	245
Series 2007-67, PO, 7/25/2037	480	449
Series 2007-97, Class FC, 0.67%, 7/25/2037 (h)	270	271
Series 2007-70, Class Z, 5.50%, 7/25/2037	1,203	1,372
Series 2007-72, Class EK, IF, IO, 6.23%, 7/25/2037 (h)	3,008	620
Series 2007-65, Class KI, IF, IO, 6.45%, 7/25/2037 (h)	1,204	200
Series 2007-60, Class AX, IF, IO, 6.98%, 7/25/2037 (h)	4,941	1,276
Series 2007-62, Class SE, IF, 16.08%, 7/25/2037 (h)	268	362
Series 2012-14, Class FB, 0.62%, 8/25/2037 (h)	416	417
Series 2007-76, Class AZ, 5.50%, 8/25/2037	318	365
Series 2007-76, Class ZG, 6.00%, 8/25/2037	436	509
Series 2007-78, Class CB, 6.00%, 8/25/2037	102	119
Series 2007-78, Class PE, 6.00%, 8/25/2037	483	560
Series 2007-81, Class GE, 6.00%, 8/25/2037	537	613
Series 2007-79, Class SB, HB, IF, 23.40%, 8/25/2037 (h)	423	701
Series 2012-87, Class KF, 0.62%, 9/25/2037 (h)	1,633	1,635
Series 2007-88, Class VI, IF, IO, 6.37%, 9/25/2037 (h)	1,520	337
Series 2007-85, Class SL, IF, 15.73%, 9/25/2037 (h)	100	142
Series 2009-86, Class OT, PO, 10/25/2037	4,280	3,978
Series 2007-100, Class SM, IF, IO, 6.28%, 10/25/2037 (h)	1,265	251
Series 2007-91, Class ES, IF, IO, 6.29%, 10/25/2037 (h)	1,733	390
Series 2007-108, Class SA, IF, IO, 6.19%, 12/25/2037 (h)	57	8

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-109, Class AI, IF, IO, 6.23%, 12/25/2037 (h)	1,437	228
Series 2007-112, Class SA, IF, IO, 6.28%, 12/25/2037 (h)	1,589	374
Series 2007-112, Class MJ, 6.50%, 12/25/2037	1,224	1,480
Series 2007-116, Class HI, IO, 2.70%, 1/25/2038 (h)	2,735	119
Series 2008-1, Class BI, IF, IO, 5.74%, 2/25/2038 (h)	1,306	252
Series 2008-4, Class SD, IF, IO, 5.83%, 2/25/2038 (h)	3,258	613
Series 2008-18, Class FA, 1.07%, 3/25/2038 (h)	317	322
Series 2008-16, Class IS, IF, IO, 6.03%, 3/25/2038 (h)	374	59
Series 2008-10, Class XI, IF, IO, 6.06%, 3/25/2038 (h)	478	92
Series 2008-20, Class SA, IF, IO, 6.82%, 3/25/2038 (h)	733	163
Series 2008-18, Class SP, IF, 13.66%, 3/25/2038 (h)	177	228
Series 2011-22, Class MA, 6.50%, 4/25/2038	156	159
Series 2008-32, Class SA, IF, IO, 6.68%, 4/25/2038 (h)	348	43
Series 2008-27, Class SN, IF, IO, 6.73%, 4/25/2038 (h)	567	114
Series 2008-28, Class QS, HB, IF, 20.20%, 4/25/2038 (h)	213	335
Series 2008-44, PO, 5/25/2038	15	14
Series 2008-46, Class HI, IO, 3.02%, 6/25/2038 (h)	1,067	66
Series 2008-56, Class AC, 5.00%, 7/25/2038	339	382
Series 2008-60, Class JC, 5.00%, 7/25/2038	377	431
Series 2011-47, Class ZA, 5.50%, 7/25/2038	1,455	1,683
Series 2008-53, Class CI, IF, IO, 7.03%, 7/25/2038 (h)	398	73
Series 2008-80, Class SA, IF, IO, 5.68%, 9/25/2038 (h)	1,425	273
Series 2008-81, Class SB, IF, IO, 5.68%, 9/25/2038 (h)	1,133	192
Series 2010-148, Class MA, 4.00%, 2/25/2039	311	313
Series 2009-4, Class BD, 4.50%, 2/25/2039	48	53
Series 2009-6, Class GS, IF, IO, 6.38%, 2/25/2039 (h)	1,037	218
Series 2009-17, Class QS, IF, IO, 6.48%, 3/25/2039 (h)	399	73
Series 2012-89, Class FD, 0.62%, 4/25/2039 (h)	1,394	1,396
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	672	112
Series 2009-47, Class MT, 7.00%, 7/25/2039	21	25
Series 2009-59, Class HB, 5.00%, 8/25/2039	2,430	2,767
Series 2009-60, Class HT, 6.00%, 8/25/2039	3,098	3,666
Series 2009-65, Class MT, 5.00%, 9/25/2039	1,407	1,525
Series 2009-69, Class WA, 6.03%, 9/25/2039 (h)	1,163	1,333
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	1,531	276
Series 2009-84, Class WS, IF, IO, 5.73%, 10/25/2039 (h)	377	58
Series 2009-103, Class MB, 3.94%, 12/25/2039 (h)	1,480	1,536
Series 2009-99, Class SC, IF, IO, 6.01%, 12/25/2039 (h)	462	72
Series 2009-99, Class WA, 6.30%, 12/25/2039 (h)	2,450	2,829
Series 2009-113, Class AO, PO, 1/25/2040	370	335
Series 2009-112, Class ST, IF, IO, 6.08%, 1/25/2040 (h)	1,103	243
Series 2010-1, Class WA, 6.22%, 2/25/2040 (h)	499	572
Series 2010-16, Class WB, 6.20%, 3/25/2040 (h)	1,725	1,997
Series 2010-16, Class WA, 6.44%, 3/25/2040 (h)	1,846	2,116
Series 2010-49, Class SC, IF, 12.32%, 3/25/2040 (h)	2,265	3,068
Series 2010-40, Class FJ, 0.77%, 4/25/2040 (h)	406	408
Series 2010-35, Class SB, IF, IO, 6.25%, 4/25/2040 (h)	769	134
Series 2010-35, Class SJ, IF, 17.11%, 4/25/2040 (h)	1,088	1,539
Series 2010-43, Class FD, 0.77%, 5/25/2040 (h)	666	670
Series 2010-42, Class S, IF, IO, 6.23%, 5/25/2040 (h)	474	99
Series 2010-63, Class AP, PO, 6/25/2040	610	571
Series 2010-64, Class DM, 5.00%, 6/25/2040	4,359	4,916
Series 2010-58, Class MB, 5.50%, 6/25/2040	7,099	8,056
Series 2010-71, Class HJ, 5.50%, 7/25/2040	2,796	3,263
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	2,083
Series 2010-111, Class AM, 5.50%, 10/25/2040	10,654	12,679
Series 2010-125, Class SA, IF, IO, 4.27%, 11/25/2040 (h)	4,940	637
Series 2011-101, Class FM, 0.72%, 1/25/2041 (h)	805	809

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2010-147, Class SA, IF, IO, 6.36%, 1/25/2041 (h)	5,339		1,223
Series 2011-30, Class LS, IO, 2.34%, 4/25/2041 (h)	4,883		317
Series 2011-149, Class EF, 0.67%, 7/25/2041 (h)	495		497
Series 2011-75, Class FA, 0.72%, 8/25/2041 (h)	1,221		1,225
Series 2011-149, Class MF, 0.67%, 11/25/2041 (h)	1,930		1,935
Series 2011-118, Class LB, 7.00%, 11/25/2041	8,219		10,120
Series 2011-118, Class MT, 7.00%, 11/25/2041	9,788		11,987
Series 2011-118, Class NT, 7.00%, 11/25/2041	8,560		10,222
Series 2012-99, Class FA, 0.62%, 9/25/2042 (h)	2,576		2,573
Series 2012-101, Class FC, 0.67%, 9/25/2042 (h)	1,512		1,492
Series 2012-97, Class FB, 0.67%, 9/25/2042 (h)	5,511		5,525
Series 2012-108, Class F, 0.67%, 10/25/2042 (h)	4,413		4,412
Series 2013-81, Class TA, 3.00%, 2/25/2043	6,000		6,357
Series 2013-4, Class AJ, 3.50%, 2/25/2043	3,180		3,522
Series 2013-92, PO, 9/25/2043	9,386		8,666
Series 2013-101, Class DO, PO, 10/25/2043	7,550		6,588
Series 2013-128, PO, 12/25/2043	15,960		14,060
Series 2013-135, PO, 1/25/2044	6,015		5,188
Series 2014-29, Class PS, IF, IO, 5.88%, 5/25/2044 (h)	5,897		950
Series 2018-63, Class DA, 3.50%, 9/25/2048	11,448		12,075
Series 2018-94, Class DZ, 4.00%, 1/25/2049	15,990		18,161
Series 2010-103, Class SB, IF, IO, 5.93%, 11/25/2049 (h)	691		69
Series 2011-2, Class WA, 5.85%, 2/25/2051 (h)	811		930
Series 2011-58, Class WA, 5.43%, 7/25/2051 (h)	263		304
FNMA, REMIC Trust
Series 2006-72, Class GO, PO, 8/25/2036	523		507
Series 2007-42, Class AO, PO, 5/25/2037	72		67
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	4,549		5,220
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	232		262
Series 2007-W5, PO, 6/25/2037	184		174
Series 2007-W7, Class 1A4, HB, IF, 38.17%, 7/25/2037 (h)	156		334
Series 2003-W4, Class 2A, 5.78%, 10/25/2042 (h)	109		126
Series 2003-W1, Class 1A1, 5.25%, 12/25/2042 (h)	826		911
Series 2003-W1, Class 2A, 5.76%, 12/25/2042 (h)	218		244
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	630		762
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,174		1,412
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	911		1,036
Series 2007-W10, Class 2A, 6.30%, 8/25/2047 (h)	107		123
Series 2009-W1, Class A, 6.00%, 12/25/2049	4,074		4,709
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 0.65%, 6/27/2036 (h)	2,875		2,830
Series 2007-64, Class FB, 0.54%, 7/25/2037 (h)	461		462
Series 2007-106, Class A7, 6.19%, 10/25/2037 (h)	457		524
Series 2002-90, Class A1, 6.50%, 6/25/2042	471		555
FNMA, STRIPS
Series 368, Class 3, IO, 4.50%, 11/25/2020	—	(i)	—	(i)
Series 218, Class 2, IO, 7.50%, 4/25/2023	4		—	(i)
Series 265, Class 2, 9.00%, 3/25/2024	3		3
Series 300, Class 1, PO, 9/25/2024	327		317
Series 329, Class 1, PO, 1/25/2033	68		65
Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	93		14
Series 365, Class 8, IO, 5.50%, 5/25/2036	354		75
Series 374, Class 5, IO, 5.50%, 8/25/2036	241		45
Series 393, Class 6, IO, 5.50%, 4/25/2037	102		17
Series 383, Class 33, IO, 6.00%, 1/25/2038	235		47
Series 412, Class F2, 0.67%, 8/25/2042 (h)	5,260		5,313
Series 411, Class F1, 0.72%, 8/25/2042 (h)	12,794		12,915
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 0.43%, 11/25/2046 (h)	6,953		6,849

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.75%, 6/19/2035 (h)	577	529
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	659	659
Series 2001-35, Class SA, IF, IO, 8.07%, 8/16/2031 (h)	116	—	(i)
Series 2002-52, Class GH, 6.50%, 7/20/2032	535	535
Series 2003-114, Class SH, IF, 14.37%, 11/17/2032 (h)	95	108
Series 2002-75, Class PB, 6.00%, 11/20/2032	1,047	1,106
Series 2010-14, Class AO, PO, 12/20/2032	138	138
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	2,916	3,247
Series 2003-58, Class BE, 6.50%, 1/20/2033	762	868
Series 2003-11, Class SK, IF, IO, 7.52%, 2/16/2033 (h)	262	1
Series 2008-29, PO, 2/17/2033	84	84
Series 2003-12, Class SP, IF, IO, 7.53%, 2/20/2033 (h)	172	25
Series 2003-24, PO, 3/16/2033	56	56
Series 2003-40, Class TJ, 6.50%, 3/20/2033	1,476	1,691
Series 2003-46, Class TC, 6.50%, 3/20/2033	433	488
Series 2003-25, Class PZ, 5.50%, 4/20/2033	1,630	1,819
Series 2003-46, Class MG, 6.50%, 5/20/2033	575	662
Series 2003-52, Class AP, PO, 6/16/2033	307	292
Series 2003-75, Class ZX, 6.00%, 9/16/2033	895	1,032
Series 2003-90, PO, 10/20/2033	46	44
Series 2010-41, Class WA, 5.82%, 10/20/2033 (h)	1,121	1,268
Series 2003-97, Class SA, IF, IO, 6.37%, 11/16/2033 (h)	596	67
Series 2003-112, Class SA, IF, IO, 6.37%, 12/16/2033 (h)	594	78
Series 2004-28, Class S, IF, 19.16%, 4/16/2034 (h)	304	469
Series 2005-7, Class JM, IF, 16.32%, 5/18/2034 (h)	21	27
Series 2004-46, PO, 6/20/2034	526	518
Series 2004-49, Class Z, 6.00%, 6/20/2034	1,987	2,290
Series 2004-73, Class AE, IF, 14.48%, 8/17/2034 (h)	140	152
Series 2010-103, Class WA, 5.71%, 8/20/2034 (h)	595	689
Series 2004-73, Class JL, IF, IO, 6.37%, 9/16/2034 (h)	2,099	444
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (h)	232	254
Series 2004-71, Class SB, HB, IF, 28.63%, 9/20/2034 (h)	232	378
Series 2004-83, Class AP, IF, 13.86%, 10/16/2034 (h)	19	21
Series 2004-89, Class LS, HB, IF, 23.72%, 10/16/2034 (h)	192	322
Series 2004-90, Class SI, IF, IO, 5.93%, 10/20/2034 (h)	3,104	522
Series 2005-44, Class SP, IF, 11.86%, 10/20/2034 (h)	3	3
Series 2004-96, Class SC, IF, IO, 5.91%, 11/20/2034 (h)	1,597	26
Series 2005-3, Class SK, IF, IO, 6.58%, 1/20/2035 (h)	2,075	520
Series 2005-68, Class DP, IF, 15.99%, 6/17/2035 (h)	678	888
Series 2008-79, Class CS, IF, 6.63%, 6/20/2035 (h)	1,086	1,208
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	214	39
Series 2005-66, Class SP, HB, IF, 20.23%, 8/16/2035 (h)	120	197
Series 2010-14, Class CO, PO, 8/20/2035	1,257	1,189
Series 2005-65, Class SA, HB, IF, 22.09%, 8/20/2035 (h)	27	49
Series 2005-72, Class AZ, 5.50%, 9/20/2035	1,195	1,352
Series 2005-68, Class KI, IF, IO, 6.13%, 9/20/2035 (h)	4,338	969
Series 2005-82, PO, 10/20/2035	280	254
Series 2010-14, Class BO, PO, 11/20/2035	393	374
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	420	69
Series 2006-20, Class QA, 5.75%, 2/20/2036	200	213
Series 2006-16, Class OP, PO, 3/20/2036	340	318
Series 2006-22, Class AO, PO, 5/20/2036	483	477
Series 2006-38, Class SW, IF, IO, 6.33%, 6/20/2036 (h)	53	4
Series 2006-34, PO, 7/20/2036	67	65
Series 2006-33, Class Z, 6.50%, 7/20/2036	2,022	2,385
Series 2006-38, Class ZK, 6.50%, 8/20/2036	2,722	3,147
Series 2006-57, Class PZ, 5.56%, 10/20/2036	1,193	1,330

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-59, Class SD, IF, IO, 6.53%, 10/20/2036 (h)	667	132
Series 2006-65, Class SA, IF, IO, 6.63%, 11/20/2036 (h)	1,030	155
Series 2011-22, Class WA, 5.88%, 2/20/2037 (h)	396	462
Series 2007-57, PO, 3/20/2037	1,098	1,056
Series 2007-9, Class CI, IF, IO, 6.03%, 3/20/2037 (h)	1,129	200
Series 2007-17, Class JO, PO, 4/16/2037	640	583
Series 2007-17, Class JI, IF, IO, 6.63%, 4/16/2037 (h)	1,649	378
Series 2010-129, Class AW, 5.96%, 4/20/2037 (h)	758	877
Series 2007-19, Class SD, IF, IO, 6.03%, 4/20/2037 (h)	642	69
Series 2007-25, Class FN, 0.48%, 5/16/2037 (h)	466	463
Series 2007-28, Class BO, PO, 5/20/2037	99	93
Series 2007-26, Class SC, IF, IO, 6.03%, 5/20/2037 (h)	1,173	170
Series 2007-27, Class SD, IF, IO, 6.03%, 5/20/2037 (h)	1,293	215
Series 2007-35, PO, 6/16/2037	1,776	1,697
Series 2007-36, Class HO, PO, 6/16/2037	178	165
Series 2007-36, Class SE, IF, IO, 6.29%, 6/16/2037 (h)	762	116
Series 2007-36, Class SJ, IF, IO, 6.08%, 6/20/2037 (h)	996	109
Series 2007-45, Class QA, IF, IO, 6.47%, 7/20/2037 (h)	1,434	224
Series 2007-40, Class SN, IF, IO, 6.51%, 7/20/2037 (h)	1,413	309
Series 2007-40, Class SD, IF, IO, 6.58%, 7/20/2037 (h)	967	174
Series 2007-50, Class AI, IF, IO, 6.60%, 8/20/2037 (h)	347	55
Series 2008-20, PO, 9/20/2037	136	135
Series 2007-53, Class ES, IF, IO, 6.38%, 9/20/2037 (h)	1,019	152
Series 2007-53, Class SW, IF, 19.69%, 9/20/2037 (h)	244	333
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	1,206	88
Series 2008-7, Class SP, IF, 13.06%, 10/20/2037 (h)	173	206
Series 2009-79, Class OK, PO, 11/16/2037	1,862	1,779
Series 2007-74, Class SL, IF, IO, 6.36%, 11/16/2037 (h)	1,067	160
Series 2007-73, Class MI, IF, IO, 5.83%, 11/20/2037 (h)	1,136	155
Series 2007-76, Class SB, IF, IO, 6.33%, 11/20/2037 (h)	2,192	251
Series 2007-67, Class SI, IF, IO, 6.34%, 11/20/2037 (h)	1,242	174
Series 2007-72, Class US, IF, IO, 6.38%, 11/20/2037 (h)	999	146
Series 2008-7, Class SK, IF, 19.44%, 11/20/2037 (h)	121	163
Series 2007-79, Class SY, IF, IO, 6.38%, 12/20/2037 (h)	1,525	231
Series 2008-1, PO, 1/20/2038	69	65
Series 2015-137, Class WA, 5.49%, 1/20/2038 (h)	4,002	4,729
Series 2008-17, IO, 5.50%, 2/20/2038	242	25
Series 2009-106, Class ST, IF, IO, 5.83%, 2/20/2038 (h)	9,727	1,551
Series 2008-33, Class XS, IF, IO, 7.52%, 4/16/2038 (h)	585	114
Series 2008-36, Class SH, IF, IO, 6.13%, 4/20/2038 (h)	1,524	5
Series 2008-40, Class SA, IF, IO, 6.22%, 5/16/2038 (h)	5,042	960
Series 2008-50, Class KB, 6.00%, 6/20/2038	770	908
Series 2008-55, Class SA, IF, IO, 6.03%, 6/20/2038 (h)	367	65
Series 2008-69, Class QD, 5.75%, 7/20/2038	1,145	1,244
Series 2008-60, Class CS, IF, IO, 5.98%, 7/20/2038 (h)	1,289	176
Series 2012-59, Class WA, 5.56%, 8/20/2038 (h)	1,836	2,139
Series 2008-71, Class SC, IF, IO, 5.83%, 8/20/2038 (h)	460	69
Series 2008-76, Class US, IF, IO, 5.73%, 9/20/2038 (h)	1,572	302
Series 2008-81, Class S, IF, IO, 6.03%, 9/20/2038 (h)	3,230	332
Series 2009-25, Class SE, IF, IO, 7.43%, 9/20/2038 (h)	679	117
Series 2011-97, Class WA, 6.13%, 11/20/2038 (h)	1,279	1,506
Series 2008-93, Class AS, IF, IO, 5.53%, 12/20/2038 (h)	1,638	228
Series 2008-96, Class SL, IF, IO, 5.83%, 12/20/2038 (h)	917	89
Series 2011-163, Class WA, 5.87%, 12/20/2038 (h)	4,266	4,993
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	276	16
Series 2008-95, Class DS, IF, IO, 7.13%, 12/20/2038 (h)	2,885	620
Series 2014-6, Class W, 5.41%, 1/20/2039 (h)	3,451	3,970
Series 2009-6, Class SA, IF, IO, 5.92%, 2/16/2039 (h)	770	105
Series 2009-11, Class SC, IF, IO, 5.97%, 2/16/2039 (h)	1,142	116

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-10, Class SA, IF, IO, 5.78%, 2/20/2039 (h)	1,288	167
Series 2009-6, Class SH, IF, IO, 5.87%, 2/20/2039 (h)	787	95
Series 2009-24, Class DS, IF, IO, 6.13%, 3/20/2039 (h)	10	—	(i)
Series 2009-31, Class TS, IF, IO, 6.13%, 3/20/2039 (h)	1,173	91
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	418	75
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	941	212
Series 2009-22, Class SA, IF, IO, 6.10%, 4/20/2039 (h)	2,285	383
Series 2009-35, Class ZB, 5.50%, 5/16/2039	14,540	16,793
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	274	41
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	376	74
Series 2009-102, Class SM, IF, IO, 6.22%, 6/16/2039 (h)	314	5
Series 2009-43, Class SA, IF, IO, 5.78%, 6/20/2039 (h)	1,240	185
Series 2009-42, Class SC, IF, IO, 5.91%, 6/20/2039 (h)	1,757	266
Series 2009-64, Class SN, IF, IO, 5.92%, 7/16/2039 (h)	2,003	308
Series 2009-72, Class SM, IF, IO, 6.07%, 8/16/2039 (h)	1,931	399
Series 2009-104, Class AB, 7.00%, 8/16/2039	980	1,107
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,438
Series 2009-81, Class SB, IF, IO, 5.92%, 9/20/2039 (h)	3,159	665
Series 2009-106, Class AS, IF, IO, 6.22%, 11/16/2039 (h)	2,459	471
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	4,512
Series 2015-91, Class W, 5.25%, 5/20/2040 (h)	3,649	4,238
Series 2013-75, Class WA, 5.15%, 6/20/2040 (h)	981	1,128
Series 2011-137, Class WA, 5.57%, 7/20/2040 (h)	1,892	2,232
Series 2010-130, Class CP, 7.00%, 10/16/2040	3,511	4,256
Series 2010-157, Class OP, PO, 12/20/2040	4,696	4,477
Series 2011-75, Class SM, IF, IO, 6.43%, 5/20/2041 (h)	2,516	476
Series 2013-26, Class AK, 4.67%, 9/20/2041 (h)	2,859	3,259
Series 2014-188, Class W, 4.59%, 10/20/2041 (h)	2,874	3,244
Series 2012-141, Class WA, 4.53%, 11/16/2041 (h)	2,834	3,273
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,590
Series 2012-141, Class WC, 3.70%, 1/20/2042 (h)	2,855	3,170
Series 2012-141, Class WB, 3.97%, 9/16/2042 (h)	1,891	2,121
Series 2014-41, Class W, 4.66%, 10/20/2042 (h)	3,064	3,440
Series 2013-54, Class WA, 4.79%, 11/20/2042 (h)	1,604	1,827
Series 2013-91, Class WA, 4.47%, 4/20/2043 (h)	1,761	1,946
Series 2019-78, Class SW, IF, IO, 5.93%, 6/20/2049 (h)	36,798	5,474
Series 2012-H24, Class FA, 1.47%, 3/20/2060 (h)	165	164
Series 2012-H24, Class FG, 1.45%, 4/20/2060 (h)	149	148
Series 2013-H03, Class FA, 1.32%, 8/20/2060 (h)	13	13
Series 2011-H05, Class FB, 1.52%, 12/20/2060 (h)	1,707	1,705
Series 2011-H06, Class FA, 1.47%, 2/20/2061 (h)	2,141	2,136
Series 2012-H21, Class CF, 1.72%, 5/20/2061 (h)	339	340
Series 2011-H19, Class FA, 1.49%, 8/20/2061 (h)	2,348	2,344
Series 2012-H26, Class JA, 1.57%, 10/20/2061 (h)	51	51
Series 2012-H10, Class FA, 1.57%, 12/20/2061 (h)	22,447	22,455
Series 2012-H08, Class FB, 1.62%, 3/20/2062 (h)	6,621	6,630
Series 2013-H07, Class MA, 1.57%, 4/20/2062 (h)	11	11
Series 2012-H08, Class FS, 1.72%, 4/20/2062 (h)	5,932	5,962
Series 2012-H15, Class FA, 1.47%, 5/20/2062 (h)	3	3
Series 2012-H26, Class MA, 1.57%, 7/20/2062 (h)	286	286
Series 2012-H18, Class NA, 1.54%, 8/20/2062 (h)	1,444	1,443
Series 2012-H28, Class FA, 1.60%, 9/20/2062 (h)	561	561
Series 2012-H29, Class FA, 1.53%, 10/20/2062 (h)	16,309	16,303
Series 2012-H24, Class FE, 1.62%, 10/20/2062 (h)	211	211
Series 2013-H02, Class HF, 1.32%, 11/20/2062 (h)	43	43
Series 2013-H01, Class JA, 1.34%, 1/20/2063 (h)	8,483	8,442
Series 2013-H01, Class FA, 1.65%, 1/20/2063	4,501	4,509
Series 2013-H04, Class SA, 1.44%, 2/20/2063 (h)	1,896	1,888

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2013-H08, Class FC, 1.47%, 2/20/2063 (h)	3,926	3,918
Series 2013-H07, Class HA, 1.43%, 3/20/2063 (h)	7,081	7,059
Series 2013-H09, Class HA, 1.65%, 4/20/2063	2,772	2,780
Series 2013-H14, Class FG, 1.49%, 5/20/2063 (h)	1,849	1,846
Series 2013-H14, Class FC, 1.49%, 6/20/2063 (h)	1,986	1,983
Series 2014-H01, Class FD, 1.67%, 1/20/2064 (h)	16,098	16,142
Series 2014-H05, Class FA, 1.71%, 2/20/2064 (h)	10,720	10,779
Series 2014-H06, Class HB, 1.67%, 3/20/2064 (h)	3,049	3,057
Series 2014-H09, Class TA, 1.62%, 4/20/2064 (h)	11,183	11,201
Series 2014-H10, Class TA, 1.62%, 4/20/2064 (h)	16,342	16,376
Series 2014-H11, Class VA, 1.52%, 6/20/2064 (h)	19,591	19,557
Series 2014-H15, Class FA, 1.52%, 7/20/2064 (h)	18,267	18,236
Series 2014-H17, Class FC, 1.52%, 7/20/2064 (h)	13,382	13,359
Series 2014-H19, Class FE, 1.49%, 9/20/2064 (h)	18,185	18,139
Series 2014-H20, Class LF, 1.62%, 10/20/2064 (h)	7,512	7,505
Series 2015-H02, Class FB, 1.52%, 12/20/2064 (h)	8,252	8,244
Series 2015-H03, Class FA, 1.52%, 12/20/2064 (h)	7,413	7,407
Series 2015-H05, Class FC, 1.50%, 2/20/2065 (h)	29,906	29,868
Series 2015-H06, Class FA, 1.50%, 2/20/2065 (h)	15,952	15,923
Series 2015-H07, Class ES, 1.83%, 2/20/2065 (h)	11,061	11,046
Series 2015-H08, Class FC, 1.50%, 3/20/2065 (h)	42,839	42,741
Series 2015-H10, Class FC, 1.50%, 4/20/2065 (h)	35,267	35,180
Series 2015-H12, Class FA, 1.50%, 5/20/2065 (h)	21,610	21,482
Series 2015-H15, Class FD, 1.46%, 6/20/2065 (h)	9,882	9,841
Series 2015-H15, Class FJ, 1.46%, 6/20/2065 (h)	15,116	15,057
Series 2015-H18, Class FA, 1.47%, 6/20/2065 (h)	13,480	13,447
Series 2015-H16, Class FG, 1.46%, 7/20/2065 (h)	17,368	17,301
Series 2015-H16, Class FL, 1.46%, 7/20/2065 (h)	24,161	24,064
Series 2015-H20, Class FA, 1.49%, 8/20/2065 (h)	15,456	15,412
Series 2015-H26, Class FG, 1.54%, 10/20/2065 (h)	4,575	4,570
Series 2015-H32, Class FH, 1.68%, 12/20/2065 (h)	10,449	10,496
Series 2016-H07, Class FA, 1.77%, 3/20/2066 (h)	45,658	46,017
Series 2016-H07, Class FB, 1.77%, 3/20/2066 (h)	11,520	11,611
Series 2016-H11, Class FD, 1.40%, 5/20/2066 (h)	22,779	22,801
Series 2016-H26, Class FC, 2.02%, 12/20/2066 (h)	16,173	16,414
Series 2017-H08, Class XI, IO, 2.32%, 3/20/2067 (h)	73,462	8,132
Series 2017-H14, Class XI, IO, 1.62%, 6/20/2067 (h)	58,179	5,108
Series 2018-H09, Class FE, 2.80%, 6/20/2068 (h)	4,348	4,284
Series 2019-H20, Class ID, IO, 1.60%, 12/20/2069 (h)	32,206	3,172
Series 2020-H02, Class MI, IO, 1.57%, 1/20/2070 (h)	74,811	6,494
Series 2020-H05, IO, 2.00%, 3/20/2070 (h)	66,140	6,360
Series 2020-H09, IO, 1.38%, 5/20/2070 (h)	50,000	3,813
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	38,856	38,913
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 0.57%, 6/25/2034 (b) (h)	446	370
Series 2005-RP2, Class 1AF, 0.52%, 3/25/2035 (b) (h)	779	687
Series 2005-RP3, Class 1AF, 0.52%, 9/25/2035 (b) (h)	5,026	4,194
Series 2005-RP3, Class 1AS, IO, 3.95%, 9/25/2035 ‡ (b) (h)	3,705	540
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 0.57%, 9/25/2032 (h)	38	37
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	170	178
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	593	603
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	390	412
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	502	526
Series 2005-5F, Class 8A3, 0.67%, 6/25/2035 (h)	168	155
Series 2005-AR6, Class 3A1, 3.66%, 9/25/2035 (h)	48	46
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	880	901
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	421	520
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,461	1,832

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (b) (e)	38,825		39,284
Series 2018-RPL1, Class A, 4.25%, 6/25/2023 (b) (e)	18,838		19,021
Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (b) (e)	38,990		35,544
Impac CMB Trust Series 2005-4, Class 2A1, 0.77%, 5/25/2035 (h)	801		710
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	547		541
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 0.52%, 5/25/2036 (h)	1,844		1,648
Series 2006-2, Class 2A1, 0.52%, 8/25/2036 (h)	1,002		985
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.11%, 11/25/2033 (h)	1,910		1,869
Series 2004-A3, Class 4A1, 4.49%, 7/25/2034 (h)	38		39
Series 2006-A3, Class 6A1, 3.97%, 8/25/2034 (h)	478		441
Series 2006-A2, Class 4A1, 4.40%, 8/25/2034 (h)	3,278		3,267
Series 2004-A4, Class 1A1, 4.82%, 9/25/2034 (h)	227		216
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	36		37
Series 2005-A1, Class 3A4, 4.01%, 2/25/2035 (h)	569		542
Series 2007-A1, Class 5A1, 3.97%, 7/25/2035 (h)	428		409
Series 2007-A1, Class 5A2, 3.97%, 7/25/2035 (h)	171		164
Legacy Mortgage Asset Trust Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (b) (e)	9,748		9,400
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.96%, 4/25/2036 (h)	419		360
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	243		225
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	2,516		1,525
LHOME Mortgage Trust
Series 2019-RTL2, Class A1, 3.84%, 3/25/2024 (b)	27,015		25,452
Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (b)	18,550		17,147
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.35%, 4/21/2034 (h)	879		857
Series 2004-3, Class 4A2, 3.44%, 4/25/2034 (h)	217		186
Series 2004-15, Class 3A1, 4.17%, 12/25/2034 (h)	231		210
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	8		8
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	3		3
Series 2005-6, Class 3A1, 5.50%, 11/25/2020	124		119
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	216		226
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	165		172
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,524		1,558
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	333		342
Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	211		178
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	145		154
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	151		127
MASTR Asset Securitization Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(i)	—	(i)
Series 2004-8, PO, 8/25/2019 ‡	1		1
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	1		—	(i)
Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	26		23
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	86		85
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	428		433
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	140		141
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	18		15
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 0.52%, 5/25/2035 (b) (h)	7,061		3,235
Series 2006-2, Class 1A1, 4.35%, 5/25/2036 (b) (h)	838		769
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	178		148
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 0.79%, 10/25/2028 (h)	588		567
Series 2003-F, Class A1, 0.81%, 10/25/2028 (h)	1,336		1,278
Series 2004-A, Class A1, 0.63%, 4/25/2029 (h)	232		216
Series 2004-C, Class A2, 2.52%, 7/25/2029 (h)	448		420
Series 2003-A5, Class 2A6, 3.84%, 8/25/2033 (h)	289		275

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-A4, Class A2, 3.98%, 8/25/2034 (h)	515		507
Series 2004-1, Class 2A1, 3.53%, 12/25/2034 (h)	549		528
Series 2005-A2, Class A1, 3.73%, 2/25/2035 (h)	893		885
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 2.15%, 6/25/2037 (h)	569		513
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.07%, 10/25/2019 (h)	115		111
Series 2004-3, Class 4A, 5.62%, 4/25/2034 (h)	1,404		1,491
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 0.66%, 6/15/2030 (h)	1,462		1,407
Series 2000-TBC3, Class A1, 0.62%, 12/15/2030 (h)	341		324
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (h)	440		427
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A, 0.81%, 12/8/2020 (h)	8,975		8,955
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	181		182
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	69		74
Series 2003-A1, Class A1, 5.50%, 5/25/2033	78		80
Series 2003-A1, Class A2, 6.00%, 5/25/2033	171		174
P -stla 7.25%, 10/11/2022 ‡	40,900		40,900
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	514		540
Prog 2018-jpm 6.91%, 7/24/2023 ‡	50,000		50,000
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 3.82%, 5/25/2035 (h)	15		15
RALI Trust
Series 2002-QS16, Class A3, IF, 16.27%, 10/25/2017 (h)	1		1
Series 2003-QS9, Class A3, IF, IO, 7.38%, 5/25/2018 ‡ (h)	7		—	(i)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(i)	—
Series 2003-QS12, Class A2A, IF, IO, 7.43%, 6/25/2018 ‡ (h)	—	(i)	—	(i)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	9		8
Series 2005-QA6, Class A32, 4.67%, 5/25/2035 (h)	886		597
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	125		114
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.34%, 11/25/2033 (b) (h)	1,120		1,119
Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (b) (h)	1,122		1,146
Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035 ‡ (b)	52		39
Repo Buyer 8.32%, 5/14/2022 ‡	20,502		20,502
Residential Asset Securitization Trust
Series 2003-A8, Class A5, 4.25%, 10/25/2018	12		12
Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(i)	—	(i)
Series 2005-A2, Class A4, IF, IO, 4.88%, 3/25/2035 ‡ (h)	5,501		560
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	475		455
RFMSI Trust Series 2005-SA4, Class 1A1, 3.98%, 9/25/2035 (h)	284		248
RMIP 5.60%, 8/25/2021 ‡	26,968		25,620
SART
4.75%, 7/15/2024	41,913		41,075
4.76%, 6/15/2025	48,974		48,485
SART CRR
Series 4, 2.51%, 10/15/2024 ‡	20,994		20,718
2.75%, 4/15/2026 ‡	15,406		15,216
4.25%, 7/15/2027 ‡	21,795		21,505
Seasoned Credit Risk Transfer Trust
Series 2018-4, Class MA, 3.50%, 3/25/2058 ‡	25,570		27,332
Series 2018-4, Class MZ, 3.50%, 3/25/2058 ‡	12,683		14,837
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	63,308		69,260
Series 2019-1, Class M55D, 4.00%, 7/25/2058	39,799		43,292
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	26,450		30,220
Series 2020-1, Class M55G, 3.00%, 8/25/2059	58,855		61,708
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	16,103		16,986
Sequoia Mortgage Trust
Series 2004-8, Class A1, 0.87%, 9/20/2034 (h)	725		686
Series 2004-8, Class A2, 2.45%, 9/20/2034 (h)	872		826
Series 2004-10, Class A1A, 0.79%, 11/20/2034 (h)	319		292
Series 2004-11, Class A1, 0.77%, 12/20/2034 (h)	944		885
Series 2004-12, Class A3, 2.22%, 1/20/2035 (h)	814		725

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 0.83%, 10/19/2034 (h)	902	858
Series 2005-AR5, Class A3, 0.42%, 7/19/2035 (h)	3,282	3,049
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 3.86%, 12/25/2033 (h)	1,004	944
Series 2004-4XS, Class 1A5, 5.15%, 2/25/2034 (e)	1,518	1,592
Series 2005-RF3, Class 1A, 0.52%, 6/25/2035 (b) (h)	580	490
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 3.73%, 11/25/2033 (h)	227	219
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 0.81%, 9/25/2043 (h)	1,947	1,867
Series 2004-4, Class 3A, 3.48%, 12/25/2044 (h)	1,314	1,269
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	1,032	1,100
Series 1994-1, Class 1, 5.30%, 2/15/2024 (h)	335	357
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	975	1,052
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	679	776
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	303	344
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	1,014	1,164
Series 1998-1, Class 2E, 7.00%, 3/15/2028	687	775
vMobo, Inc. 7.50%, 5/31/2024	40,000	37,584
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 17.00%, 6/25/2033 (h)	178	233
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	340	353
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	480	495
Series 2003-AR7, Class A7, 4.40%, 8/25/2033 (h)	443	424
Series 2003-AR9, Class 1A6, 4.31%, 9/25/2033 (h)	2,946	2,791
Series 2003-AR9, Class 2A, 4.35%, 9/25/2033 (h)	438	409
Series 2003-S9, Class P, PO, 10/25/2033 ‡	27	23
Series 2003-AR11, Class A6, 4.17%, 10/25/2033 (h)	1,647	1,554
Series 2003-S9, Class A8, 5.25%, 10/25/2033	2,028	2,091
Series 2004-AR3, Class A1, 3.68%, 6/25/2034 (h)	684	653
Series 2004-AR3, Class A2, 3.68%, 6/25/2034 (h)	879	838
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	2,186	2,261
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	259	260
Series 2006-AR10, Class 2P, 3.80%, 9/25/2036 ‡ (h)	56	44
Series 2006-AR8, Class 1A2, 3.91%, 8/25/2046 (h)	415	375
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035 ‡	84	66
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	690	681
Series 2005-2, Class 2A3, IF, IO, 4.83%, 4/25/2035 ‡ (h)	1,813	306
Series 2005-2, Class 1A4, IF, IO, 4.88%, 4/25/2035 ‡ (h)	5,285	791
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,883	1,621
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,847	332
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	307	294
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	140	126
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	1	1
Wells Fargo Alternative Loan Trust
Series 2003-1, Class APO, PO, 9/25/2033 ‡	38	32
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	150	138
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	129	126

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,850,833)		2,932,919

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.7%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035 ‡ (b) (h)	21,000	18,273
Series 2018-20TS, Class E, 3.10%, 5/15/2035 ‡ (b) (h)	13,399	11,400

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	7,026	7,304
Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (b) (h)	7,700	7,621
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.92%, 5/27/2021 (b) (h)	27,564	27,350
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (b)	3,200	2,909
Series 2016-FR13, Class A, 1.60%, 8/27/2045 (b) (h)	9,619	8,314
Series 2015-FR11, Class AK25, 2.54%, 9/27/2045 (b) (h)	7,484	7,241
Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	16,252	16,023
Banc of America Commercial Mortgage Trust Series 2006-5, Class XC, IO, 0.68%, 9/10/2047 ‡ (b) (h)	1,004	2
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.53%, 3/15/2036 ‡ (b) (h)	6,700	5,708
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	4,949	4,934
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	44,305
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class X1, IO, 0.31%, 12/11/2038 ‡ (b) (h)	5,160	1
Series 2007-T26, Class X1, IO, 0.01%, 1/12/2045 ‡ (b) (h)	92,365	36
BXMT Ltd. Series 2017-FL1, Class D, 2.88%, 6/15/2035 ‡ (b) (h)	20,740	17,120
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.30%, 12/11/2049 ‡ (b) (h)	141	5
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.66%, 10/15/2048 ‡ (b) (h)	17,976	95
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 0.88%, 8/15/2048 ‡ (h)	3,932	43
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,734
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (b) (h)	53,745	59,789
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (h)	6,150	5,813
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (b)	7,550	7,344
Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (b)	14,250	13,343
Series 2006-GG7, Class AM, 5.62%, 7/10/2038 (h)	410	407
Series 2012-CR2, Class XA, IO, 1.63%, 8/15/2045 ‡ (h)	23,150	640
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	14,709
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	10,050
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	19,038
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.02%, 1/15/2049 ‡ (b) (h)	16,666	—	(i)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (b)	29,490	30,754
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 ‡ (b) (h)	4,929	4,511
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	2,600	2,479
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (b)	16,830	13,145
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.02%, 7/10/2044 ‡ (b) (h)	19,343	105
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (b) (h)	4,000	3,848
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	13,435	14,040
Series KS01, Class A2, 2.52%, 1/25/2023	13,362	13,836
Series KSMC, Class A2, 2.62%, 1/25/2023	41,500	43,373
Series K038, Class A2, 3.39%, 3/25/2024	20,914	22,840
Series K731, Class AM, 3.60%, 2/25/2025 (h)	32,000	35,067
Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,503
Series KLU2, Class A7, 2.23%, 9/25/2025 (h)	21,900	23,424
Series KJ17, Class A2, 2.98%, 11/25/2025	30,043	32,779
Series K052, Class A2, 3.15%, 11/25/2025	23,597	26,212
Series K737, Class AM, 2.10%, 10/25/2026	24,520	25,969
Series K061, Class AM, 3.44%, 11/25/2026 (h)	20,000	22,736
Series K065, Class A2, 3.24%, 4/25/2027	21,719	24,573
Series K065, Class AM, 3.33%, 5/25/2027	11,657	13,218
Series K066, Class A2, 3.12%, 6/25/2027	8,171	9,207

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K069, Class A2, 3.19%, 9/25/2027 (h)	48,115	54,464
Series K070, Class A2, 3.30%, 11/25/2027 (h)	17,323	19,767
Series K072, Class A2, 3.44%, 12/25/2027	14,689	16,923
Series K072, Class AM, 3.50%, 12/25/2027 (h)	19,000	21,904
Series K073, Class A2, 3.35%, 1/25/2028	33,492	38,367
Series W5FX, Class AFX, 3.21%, 4/25/2028 (h)	21,769	24,531
Series K077, Class A2, 3.85%, 5/25/2028 (h)	33,800	40,133
Series K081, Class A2, 3.90%, 8/25/2028 (h)	36,095	43,071
Series K082, Class A2, 3.92%, 9/25/2028 (h)	29,701	35,382
Series K082, Class AM, 3.92%, 9/25/2028 (h)	12,035	14,292
Series K087, Class A2, 3.77%, 12/25/2028	8,150	9,696
Series K088, Class A2, 3.69%, 1/25/2029	355	421
FNMA ACES
Series 2010-M7, Class A2, 3.66%, 11/25/2020	293	295
Series 2011-M1, Class A3, 3.76%, 6/25/2021	3,741	3,805
Series 2011-M8, Class A2, 2.92%, 8/25/2021	3,685	3,745
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (h)	6,030	6,234
Series 2013-M13, Class A2, 2.55%, 4/25/2023 (h)	1,882	1,968
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (h)	13,171	14,132
Series 2014-M3, Class A2, 3.48%, 1/25/2024 (h)	17,995	19,490
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (h)	3,199	3,435
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (h)	11,258	12,061
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,039	12,805
Series 2015-M3, Class A2, 2.72%, 10/25/2024	14,484	15,517
Series 2015-M7, Class A2, 2.59%, 12/25/2024	6,821	7,280
Series 2015-M2, Class A3, 3.04%, 12/25/2024 (h)	10,132	10,931
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (h)	10,000	10,657
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (h)	64,822	69,480
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (h)	96,850	103,746
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (h)	10,891	11,766
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	57,555	62,783
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	33,600	36,982
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (h)	44,413	49,190
Series 2017-M15, Class A2, 2.96%, 9/25/2027 (h)	10,000	11,149
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (h)	22,000	24,336
Series 2018-M4, Class A2, 3.04%, 3/25/2028 (h)	25,707	28,908
Series 2018-M9, Class APT2, 3.12%, 4/25/2028 (h)	97,838	109,210
Series 2018-M8, Class A2, 3.33%, 6/25/2028 (h)	35,260	40,010
Series 2018-M10, Class A2, 3.38%, 7/25/2028 (h)	45,168	51,754
Series 2019-M1, Class A2, 3.56%, 9/25/2028 (h)	34,615	40,014
Series 2019-M2, Class A2, 3.63%, 11/25/2028 (h)	54,000	62,104
Series 2019-M7, Class A2, 3.14%, 4/25/2029	41,965	46,180
Series 2017-M5, Class A2, 3.17%, 4/25/2029 (h)	8,018	9,115
Series 2019-M12, Class A2, 2.89%, 5/25/2029 (h)	75,085	82,994
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	16,241
Series 2020-M5, Class A2, 2.21%, 1/25/2030	46,000	49,454
Series 2018-M3, Class A2, 3.09%, 2/25/2030 (h)	17,874	20,212
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.74%, 7/25/2024 (b) (h)	27,500	27,982
Series 2015-K44, Class B, 3.68%, 1/25/2048 (b) (h)	769	798
Series 2015-K45, Class B, 3.59%, 4/25/2048 (b) (h)	11,025	10,911
Series 2015-K47, Class B, 3.59%, 6/25/2048 (b) (h)	5,000	5,174
Series 2015-K51, Class B, 3.95%, 10/25/2048 (b) (h)	10,000	10,545
Series 2016-K56, Class B, 3.94%, 6/25/2049 (b) (h)	8,451	8,680
Series 2016-K722, Class B, 3.84%, 7/25/2049 (b) (h)	21,565	21,871
Series 2017-K67, Class B, 3.94%, 9/25/2049 (b) (h)	8,500	8,627
Series 2017-K729, Class B, 3.67%, 11/25/2049 (b) (h)	8,000	7,991
Series 2017-K63, Class B, 3.87%, 2/25/2050 (b) (h)	20,000	20,217
Series 2019-K102, Class B, 3.65%, 12/25/2051 (b) (h)	6,000	5,740
Series 2019-K90, Class B, 4.31%, 2/25/2052 (b) (h)	8,500	8,643
Series 2020-K737, Class B, 3.30%, 1/25/2053 (b) (h)	10,000	9,794

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 1.05%, 11/10/2039 ‡ (b) (h)	10,432	38
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	38,365
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.13%, 8/12/2037 ‡ (b) (h)	8,786	1
Series 2006-CB15, Class X1, IO, 0.19%, 6/12/2043 ‡ (h)	15,938	19
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 ‡ (h)	8,102	—	(i)
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.19%, 12/27/2046 (b) (h)	14,000	13,081
Series 2014-FRR1, Class BK10, 2.10%, 11/27/2049 ‡ (b) (h)	2,900	2,820
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	9,200
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class XW, IO, 0.17%, 2/15/2040 ‡ (h)	2,674	—	(i)
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.55%, 12/12/2049 ‡ (b) (h)	4,954	—	(i)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	7,610	7,671
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.59%, 12/15/2043 ‡ (b) (h)	2,183	—	(i)
Series 2007-HQ11, Class X, IO, 0.17%, 2/12/2044 ‡ (b) (h)	1,888	1
Series 2007-IQ13, Class X, IO, 0.46%, 3/15/2044 ‡ (b) (h)	3,987	12
Series 2007-HQ13, Class X1, IO, 0.00%, 12/15/2044 ‡ (b) (h)	1,492	—	(i)
Series 2012-C4, Class A3, 2.99%, 3/15/2045	1,327	1,333
MRCD Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	38,287
Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (b)	81,600	75,283
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,450	4,340
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053	24,215	23,624
Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	6,180
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.07%, 5/10/2045 (b) (h)	12,654	348
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	15,527	15,811
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,434
Series 2012-C2, Class XA, IO, 1.30%, 5/10/2063 ‡ (b) (h)	44,971	1,019
Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,608
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	30,750	30,847
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	11,148	11,377
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (b) (h)	3,132	—	(i)
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	9,477
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK20, PO, 5/27/2045 (b)	8,000	7,092
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	8,815	8,906
Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (b) (h)	2,500	2,005
Series 2012-C6, Class A4, 3.44%, 4/15/2045	9,033	9,166

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,360,162)		2,521,422

U.S. GOVERNMENT AGENCY SECURITIES — 1.7%
FNMA DN, 4.14%, 5/15/2030 (a)	8,071	7,001
Israel Government AID Bond (Israel)
4.23%, 11/1/2023 (a)	3,587	3,490
5.50%, 12/4/2023	7,240	8,511
2.00%, 11/01/2024 (a)	5,000	4,811
3.00%, 11/1/2024 (a)	68,521	65,995
3.44%, 8/15/2025 (a)	15,290	14,598
2.21%, 11/15/2025 (a)	4,000	3,804
3.50%, 11/15/2025 (a)	14,275	13,588
2.42%, 8/15/2026 (a)	17,300	16,311
5.50%, 9/18/2033	6,771	10,002
Resolution Funding Corp. STRIPS
2.00%, 7/15/2020 (a)	225,211	225,139
2.03%, 10/15/2020 (a)	50,759	50,715

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DN, 2.88%, 10/15/2027 (a)	11,275	10,419
DN, 3.07%, 1/15/2030 (a)	30,700	26,985
DN, 3.29%, 4/15/2030 (a)	18,250	15,980
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	48,984
5.50%, 6/15/2038	493	754
4.63%, 9/15/2060	4,157	6,580
4.25%, 9/15/2065	2,604	3,944
Tennessee Valley Authority STRIPS
DN, 4.01%, 11/1/2025 (a)	17,495	16,617
DN, 5.46%, 7/15/2028 (a)	3,119	2,786
DN, 3.64%, 12/15/2028 (a)	3,500	3,105
DN, 4.90%, 6/15/2035 (a)	2,242	1,678

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $525,925)		561,797

MUNICIPAL BONDS — 0.4% (l)
California — 0.1%
Education — 0.1%
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	20,510

General Obligation — 0.0% (c)
State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	3,905

Transportation — 0.0% (c)
City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	3,060	3,995

Total California		28,410

New York — 0.1%
Special Tax — 0.0% (c)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	2,240	3,020

Transportation — 0.1%
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	15,636
Series 165, Rev., 5.65%, 11/1/2040	3,780	5,390
Series 174, Rev., 4.46%, 10/1/2062	17,925	22,623

		43,649

Total New York		46,669

Ohio — 0.2%
Education — 0.0% (c)
Ohio State University, General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	3,478	4,284
Series A, Rev., 4.80%, 6/1/2111	9,576	13,788
Rev., 5.59%, 12/1/2114	5,822	8,596

		26,668

Hospital — 0.1%
County of Hamilton, The Christ Hospital Rev., AGM, 3.76%, 6/1/2042	16,870	17,841

Utility — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	18,417

Total Ohio		62,926

TOTAL MUNICIPAL BONDS (Cost $111,787)		138,005

FOREIGN GOVERNMENT SECURITIES — 0.4%
Republic of Colombia (Colombia)
4.00%, 2/26/2024	6,987	7,352
4.50%, 1/28/2026	3,811	4,140
7.38%, 9/18/2037	1,400	1,929
5.63%, 2/26/2044	941	1,137
5.00%, 6/15/2045	3,979	4,516
5.20%, 5/15/2049	10,179	11,950
Republic of Panama (Panama)
3.16%, 1/23/2030	8,850	9,345
4.50%, 4/16/2050	5,100	6,028
Republic of Peru (Peru) 5.63%, 11/18/2050	737	1,150
Republic of South Africa (South Africa) 5.88%, 9/16/2025	3,502	3,658
United Mexican States (Mexico)
3.60%, 1/30/2025	7,166	7,500
4.13%, 1/21/2026	5,155	5,511
3.75%, 1/11/2028	22,959	23,748
4.75%, 3/8/2044	3,906	4,099
4.60%, 1/23/2046	15,089	15,565
4.35%, 1/15/2047	4,228	4,252
4.60%, 2/10/2048	1,928	1,994
4.50%, 1/31/2050	14,225	14,723
5.75%, 10/12/2110	5,118	5,556

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $129,344)		134,153

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 4.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44% (m) (n) (Cost $1,399,381)	1,398,980	1,400,379

Total Investments — 101.2% (Cost $31,224,079)		33,291,997
Liabilities in Excess of Other Assets — (1.2)%		(383,024)

Net Assets — 100.0%		32,908,973

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2020.
CMBS	Commercial Mortgage-Backed Security
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	The rate shown is the effective yield as of May 31, 2020.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2020.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(i)	Amount rounds to less than one thousand.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Defaulted security.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,475,994	$915,305	$3,391,299
Collateralized Mortgage Obligations	—	2,450,660	482,259	2,932,919
Commercial Mortgage-Backed Securities	—	2,348,176	173,246	2,521,422
Corporate Bonds	—	7,997,139	—	7,997,139
Foreign Government Securities	—	134,153	—	134,153
Mortgage-Backed Securities	—	5,541,366	—	5,541,366
Municipal Bonds	—	138,005	—	138,005
U.S. Government Agency Securities	—	561,797	—	561,797
U.S. Treasury Obligations	—	8,673,518	—	8,673,518
Short-Term Investments
Investment Companies	1,400,379	—	—	1,400,379

Total Investments in Securities	$1,400,379	$30,320,808	$1,570,810	$33,291,997

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2020
Investments in Securities:
Asset-Backed Securities	$971,469	$—	(a)	$(44,979)	$(283)	$3,983	$(104,592)	$134,553	$(44,846)	$915,305
Collateralized Mortgage Obligations	406,977	—		(1,486)	(640)	12,593	(34,196)	99,011	—	482,259
Commercial Mortgage-Backed Securities	160,021	—		(22,880)	(242)	75	(4)	36,276	—	173,246

Total	$1,538,467	$—	(a)	$(69,345)	$(1,165)	$16,651	$(138,792)	$269,840	$(44,846)	$1,570,810

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to approximately $(69,223,000).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2020.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$578,701	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (10.92%)
			Constant Default Rate	0.00% - 4.92% (8.16%)
			Yield (Discount Rate of Cash Flows)	1.91% - 17.77% (7.59%)

Asset-Backed Securities	578,701

	153,556	Discounted Cash Flow	PSA Prepayment Model	0.00% - 4.92% (0.17%)
			Constant Prepayment Rate	0.00% - 100.00% (92.85%)
			Constant Default Rate	0.00% - 4.92% (0.17%)
			Yield (Discount Rate of Cash Flows)	1.57% - 199.00% (3.05%)

Collateralized Mortgage Obligations	153,556

	156,081	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.22%)
			Yield (Discount Rate of Cash Flows)	(0.96)% - 42.58% (6.11%)

Commercial Mortgage-Backed Securities	156,081

Total	$888,338

# The table above does not include certain level 3 securities that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $682,472,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44% (a) (b)	$1,345,081	$2,903,265	$2,848,626	$(69)	$728	$1,400,379	1,398,980	$2,140	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares (a)	164,034	15,000	178,942	(81)	(11)	—	—	117	—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	18,769	61,888	80,657	—	—	—	—	22	—

Total	$1,527,884	$2,980,153	$3,108,225	$(150)	$717	$1,400,379		$2,279	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.